UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07736
Janus Aspen Series
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
12/31
Date of reporting period:
06/30/24
Item 1. Report to Stockholders.
(a) The registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson VIT Balanced Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JABLX
This semiannual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Institutional Shares/JABLX)	$32	0.61%
Key Portfolio Statistics
Net assets	$8,986M
Number of portfolio holdings	792
Portfolio turnover rate	40%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.4
NVIDIA Corp	5.4
Apple Inc	3.4
Alphabet Inc - Class C	3.1
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	13.1
Asset-Backed/Commercial Mortgage-Backed Securities	9.8
Mortgage-Backed Securities	9.3
United States Treasury Notes/Bonds	4.0
Investment Companies	2.0
Bank Loans and Mezzanine Loans	0.4
Other	(1.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71194I 08-24

Janus Henderson VIT Balanced Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Balanced Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Balanced Portfolio (Service Shares)	$45	0.86%
Key Portfolio Statistics
Net assets	$8,986M
Number of portfolio holdings	792
Portfolio turnover rate	40%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.4
NVIDIA Corp	5.4
Apple Inc	3.4
Alphabet Inc - Class C	3.1
Amazon.com Inc	2.5
Asset Allocation (% of net assets)
Common Stocks	63.0
Corporate Bonds	13.1
Asset-Backed/Commercial Mortgage-Backed Securities	9.8
Mortgage-Backed Securities	9.3
United States Treasury Notes/Bonds	4.0
Investment Companies	2.0
Bank Loans and Mezzanine Loans	0.4
Other	(1.6)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71195S 08-24

Janus Henderson VIT Enterprise Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JAAGX
This semiannual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Institutional Shares/JAAGX)	$36	0.71%
Key Portfolio Statistics
Net assets	$1,615M
Number of portfolio holdings	80
Portfolio turnover rate	7%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.9
GoDaddy Inc	4.0
Boston Scientific Corp	3.6
Intact Financial Corp	2.8
SS&C Technologies Holdings Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	3.4
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.9)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71196I 08-24

Janus Henderson VIT Enterprise Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Enterprise Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Enterprise Portfolio (Service Shares)	$49	0.96%
Key Portfolio Statistics
Net assets	$1,615M
Number of portfolio holdings	80
Portfolio turnover rate	7%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.9
GoDaddy Inc	4.0
Boston Scientific Corp	3.6
Intact Financial Corp	2.8
SS&C Technologies Holdings Inc	2.7
Asset Allocation (% of net assets)
Common Stocks	96.9
Investment Companies	3.4
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.9)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71197S 08-24

Janus Henderson VIT Flexible Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JAFLX
This semiannual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares/JAFLX)	$28	0.57%
Key Portfolio Statistics
Net assets	$608M
Number of portfolio holdings	664
Portfolio turnover rate	97%
Weighted average maturity	7.3 Years
Effective duration	6.4 Years
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	34.9
Asset-Backed/Commercial Mortgage-Backed Securities	27.1
Mortgage-Backed Securities	24.4
United States Treasury Notes/Bonds	10.4
Investment Companies	5.6
Investments Purchased with Cash Collateral from Securities Lending	2.6
Bank Loans and Mezzanine Loans	1.9
Other	(6.9)
Ratings Summary (% of net assets)†
AAA	2.2
AA	35.6
A	8.6
BBB	22.5
BB	7.7
B	0.9
Not Rated	22.2
Other	0.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71198I 08-24

Janus Henderson VIT Flexible Bond Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Flexible Bond Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Flexible Bond Portfolio (Service Shares)	$41	0.82%
Key Portfolio Statistics
Net assets	$608M
Number of portfolio holdings	664
Portfolio turnover rate	97%
Weighted average maturity	7.3 Years
Effective duration	6.4 Years
What did the Portfolio invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	34.9
Asset-Backed/Commercial Mortgage-Backed Securities	27.1
Mortgage-Backed Securities	24.4
United States Treasury Notes/Bonds	10.4
Investment Companies	5.6
Investments Purchased with Cash Collateral from Securities Lending	2.6
Bank Loans and Mezzanine Loans	1.9
Other	(6.9)
Ratings Summary (% of net assets)†
AAA	2.2
AA	35.6
A	8.6
BBB	22.5
BB	7.7
B	0.9
Not Rated	22.2
Other	0.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71199S 08-24

Janus Henderson VIT Forty Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JACAX
This semiannual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Institutional Shares/JACAX)	$31	0.57%
Key Portfolio Statistics
Net assets	$1,172M
Number of portfolio holdings	38
Portfolio turnover rate	18%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	8.4
Amazon.com Inc	6.7
Apple Inc	6.0
Meta Platforms Inc - Class A	5.7
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	1.0
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71200I 08-24

Janus Henderson VIT Forty Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Forty Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Forty Portfolio (Service Shares)	$45	0.82%
Key Portfolio Statistics
Net assets	$1,172M
Number of portfolio holdings	38
Portfolio turnover rate	18%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	8.4
Amazon.com Inc	6.7
Apple Inc	6.0
Meta Platforms Inc - Class A	5.7
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	1.0
Other	(0.5)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71201S 08-24

Janus Henderson VIT Global Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JAWGX
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Institutional Shares/JAWGX)	$38	0.70%
Key Portfolio Statistics
Net assets	$913M
Number of portfolio holdings	113
Portfolio turnover rate	16%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.1
NVIDIA Corp	5.7
Alphabet Inc - Class C	4.5
Amazon.com Inc	3.1
Apple Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Preferred Stocks	1.0
Investment Companies	0.7
Private Placements	0.0
Rights	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71202I 08-24

Janus Henderson VIT Global Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Research Portfolio (Service Shares)	$51	0.95%
Key Portfolio Statistics
Net assets	$913M
Number of portfolio holdings	113
Portfolio turnover rate	16%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	6.1
NVIDIA Corp	5.7
Alphabet Inc - Class C	4.5
Amazon.com Inc	3.1
Apple Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	98.4
Preferred Stocks	1.0
Investment Companies	0.7
Private Placements	0.0
Rights	0.0
Other	(0.1)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71203S 08-24

Janus Henderson VIT Global Sustainable Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JHISX
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Institutional Shares/JHISX)	$46	0.86%
Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	53
Portfolio turnover rate	10%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	7.2
Wabtec Corp	4.1
Schneider Electric SE	3.2
Xylem Inc/NY	3.2
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.6
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71204I 08-24

Janus Henderson VIT Global Sustainable Equity Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Sustainable Equity Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Sustainable Equity Portfolio (Service Shares)	$49	0.93%
Key Portfolio Statistics
Net assets	$11M
Number of portfolio holdings	53
Portfolio turnover rate	10%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.6
Microsoft Corp	7.2
Wabtec Corp	4.1
Schneider Electric SE	3.2
Xylem Inc/NY	3.2
Asset Allocation (% of net assets)
Common Stocks	97.6
Investment Companies	2.6
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71205S 08-24

Janus Henderson VIT Global Technology and Innovation Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JGLTX
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Institutional Shares/JGLTX)	$41	0.72%
Key Portfolio Statistics
Net assets	$1,155M
Number of portfolio holdings	70
Portfolio turnover rate	17%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.4
Microsoft Corp	10.3
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Meta Platforms Inc - Class A	4.9
Apple Inc	4.8
Asset Allocation (% of net assets)
Common Stocks	97.2
Investment Companies	1.3
Private Placements	0.6
Warrants	0.0
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71206I 08-24

Janus Henderson VIT Global Technology and Innovation Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Global Technology and Innovation Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Global Technology and Innovation Portfolio (Service Shares)	$54	0.96%
Key Portfolio Statistics
Net assets	$1,155M
Number of portfolio holdings	70
Portfolio turnover rate	17%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.4
Microsoft Corp	10.3
Taiwan Semiconductor Manufacturing Co Ltd	5.8
Meta Platforms Inc - Class A	4.9
Apple Inc	4.8
Asset Allocation (% of net assets)
Common Stocks	97.2
Investment Companies	1.3
Private Placements	0.6
Warrants	0.0
Other	0.9
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71207S 08-24

Janus Henderson VIT Mid Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JAMVX
This semiannual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares/JAMVX)	$46	0.90%
Key Portfolio Statistics
Net assets	$113M
Number of portfolio holdings	71
Portfolio turnover rate	26%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.9
Entergy Corp	2.5
Freeport-McMoRan Inc	2.4
Alliant Energy Corp	2.4
Fidelity National Information Services Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	98.8
Repurchase Agreements	1.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71208I 08-24

Janus Henderson VIT Mid Cap Value Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Mid Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Mid Cap Value Portfolio (Service Shares)	$59	1.15%
Key Portfolio Statistics
Net assets	$113M
Number of portfolio holdings	71
Portfolio turnover rate	26%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.9
Entergy Corp	2.5
Freeport-McMoRan Inc	2.4
Alliant Energy Corp	2.4
Fidelity National Information Services Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	98.8
Repurchase Agreements	1.4
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71209S 08-24

Janus Henderson VIT Overseas Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JAIGX
This semiannual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Institutional Shares/JAIGX)	$46	0.89%
Key Portfolio Statistics
Net assets	$695M
Number of portfolio holdings	51
Portfolio turnover rate	22%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.0
Teck Resources Ltd	4.1
ASML Holding NV	4.0
Dai-ichi Life Holdings Inc	3.8
Asset Allocation (% of net assets)
Common Stocks	96.8
Preferred Stocks	1.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Rights	0.0
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71210I 08-24

Janus Henderson VIT Overseas Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Overseas Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Overseas Portfolio (Service Shares)	$59	1.13%
Key Portfolio Statistics
Net assets	$695M
Number of portfolio holdings	51
Portfolio turnover rate	22%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.0
Teck Resources Ltd	4.1
ASML Holding NV	4.0
Dai-ichi Life Holdings Inc	3.8
Asset Allocation (% of net assets)
Common Stocks	96.8
Preferred Stocks	1.7
Investment Companies	1.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Rights	0.0
Other	(0.2)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71211S 08-24

Janus Henderson VIT Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Institutional Shares:JAGRX
This semiannual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Institutional Shares/JAGRX)	$34	0.60%
Key Portfolio Statistics
Net assets	$709M
Number of portfolio holdings	79
Portfolio turnover rate	20%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Microsoft Corp	12.2
Apple Inc	6.5
Alphabet Inc - Class C	6.2
Amazon.com Inc	6.1
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.0
Other	(0.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71212I 08-24

Janus Henderson VIT Research Portfolio
SEMIANNUAL SHAREHOLDER REPORT
June 30, 2024
Service Shares
This semiannual shareholder report contains important information about the Janus Henderson VIT Research Portfolio (the "Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at janushenderson.com/VIT. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the the last 6 months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson VIT Research Portfolio (Service Shares)	$48	0.85%
Key Portfolio Statistics
Net assets	$709M
Number of portfolio holdings	79
Portfolio turnover rate	20%
What did the Portfolio invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	12.9
Microsoft Corp	12.2
Apple Inc	6.5
Alphabet Inc - Class C	6.2
Amazon.com Inc	6.1
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.0
Other	(0.0)
Top Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/VIT, you can find additional information about the Portfolio, including the Portfolio's:
  Prospectus
  Financial information
  Portfolio holdings
You can also request this information by contacting us at 1-877-335-2687.
109-70-71213S 08-24

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Balanced Portfolio
Janus Aspen Series

Janus Henderson VIT Balanced Portfolio

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 9.8%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.5070%, 9/15/34ž,‡	$3,072,117	$2,932,676
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	4,688,568	4,654,157
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26ž	165,210	165,028
Aimco 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7087%, 10/17/34ž,‡	1,836,000	1,837,529
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	239,386	231,952
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	234,102	225,461
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	622,982	570,970
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,539,545	1,491,156
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	9,000,452	8,735,850
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	9,646,000	9,303,001
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,019,090	917,407
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	7,128,013	7,144,828
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.7085%, 7/18/34ž,‡	1,719,000	1,721,829
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	735,248	725,876
Babson CLO Ltd 2018-3A A1, CME Term SOFR 3 Month + 1.2116%, 6.5362%, 7/20/29ž,‡	441,149	441,129
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6562%, 4/21/31ž,‡	7,227,000	7,233,100
Babson CLO Ltd 2020-4A A, CME Term SOFR 3 Month + 1.4816%, 6.8062%, 1/20/32ž,‡	2,156,176	2,158,779
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	11,524,460	11,524,460
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 0%, 7/20/37ž,‡	1,845,969	1,845,969
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	1,656,562
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6638%, 1/27/50ž,‡	2,724,287	2,290,305
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5906%, 1/27/50ž,‡	2,211,921	1,803,001
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5069%, 1/27/50ž,‡	3,322,516	2,634,873
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	2,528,000	2,338,346
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 0%, 7/15/37ž,‡	6,911,000	6,911,000
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 7.2268%, 4/15/37ž,‡	6,361,000	6,363,208
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	7,145,000	7,408,317
BX Commercial Mortgage Trust 2019-MMP C, CME Term SOFR 1 Month + 1.4940%, 6.8230%, 8/15/36ž,‡	1,534,322	1,501,914
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	1,121,000	997,483
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	2,229,000	1,980,670
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.3735%, 10/15/37ž,‡	947,744	942,413
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	5,213,000	5,149,970
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	6,853,553	6,766,600
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 6.0958%, 5/15/38ž,‡	4,294,704	4,239,935
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.3933%, 9/15/36ž,‡	5,286,000	5,208,666
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 7.0933%, 9/15/36ž,‡	4,869,000	4,807,669
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 6.0780%, 4/15/39ž,‡	$5,274,590	$5,190,550
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.2688%, 11/15/28ž,‡	6,432,194	6,384,011
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 8.0178%, 11/15/28ž,‡	5,516,812	5,434,158
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.8114%, 7/16/29ž,‡	8,689,450	8,659,091
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,059,385
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7662%, 1/22/35ž,‡	4,973,000	4,974,934
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.3362%, 1/22/35ž,‡	2,006,778	2,008,674
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.6545%, 5/31/32ž,‡	8,174,000	8,176,469
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	7,203,000	7,234,566
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	3,021,782	2,862,376
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	285,543
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,384,266	4,011,053
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	1,480,040
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,533,064	5,456,256
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,932,112	15,570,267
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28ž	38,756	38,585
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	290,299	287,031
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 2/25/50ž,‡	4,025,276	3,883,918
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 0%, 7/17/37ž,‡	12,662,000	12,662,000
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 6.6885%, 7/18/31ž,‡	2,987,151	2,990,493
CIFC Funding Ltd 2021-4A A, CME Term SOFR 3 Month + 1.3116%, 6.6402%, 7/15/33ž,‡	6,344,383	6,351,888
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1880%, 1/23/35ž,‡	1,621,184	1,622,799
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	1,120,037	1,104,606
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	1,181,884	1,149,583
Cold Storage Trust 2020-ICE5 A, CME Term SOFR 1 Month + 1.0145%, 6.3415%, 11/15/37ž,‡	7,978,934	7,953,673
Cold Storage Trust 2020-ICE5 B, CME Term SOFR 1 Month + 1.4145%, 6.7415%, 11/15/37ž,‡	2,944,057	2,932,493
Cold Storage Trust 2020-ICE5 C, CME Term SOFR 1 Month + 1.7645%, 7.0915%, 11/15/37ž,‡	2,955,853	2,947,735
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	186,888	177,423
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 7.1410%, 6/17/41ž,‡	8,490,370	8,449,652
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 6.8854%, 10/25/41ž,‡	491,538	493,167
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	12,768,015	12,846,010
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 6.1854%, 12/25/41ž,‡	1,598,178	1,596,181
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9854%, 12/25/41ž,‡	3,124,000	3,141,445
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 8.3354%, 1/27/42ž,‡	4,661,000	4,789,934
Connecticut Avenue Securities Trust 2022-R03 1M1, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	2,422,975	2,459,788
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.2354%, 4/25/42ž,‡	$2,360,174	$2,379,709
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 8.3354%, 4/25/42ž,‡	2,737,000	2,820,625
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.8350%, 9/25/42ž,‡	4,927,014	5,021,519
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 4/27/43ž,‡	3,310,395	3,371,155
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 7.6350%, 5/25/43ž,‡	4,338,381	4,447,327
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 7.0354%, 7/27/43ž,‡	3,818,665	3,844,657
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2850%, 9/25/43ž,‡	1,769,134	1,782,690
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/26/43ž,‡	3,634,604	3,655,868
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3854%, 1/25/44ž,‡	3,494,675	3,494,672
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4850%, 3/25/44ž,‡	2,260,701	2,260,699
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.4237%, 5/25/44ž,‡	3,481,796	3,481,794
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	836,645	835,408
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	3,129,030	3,160,516
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	1,147,003	1,153,730
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	11,304,000	11,050,379
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,159,618
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	10,560,895
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	2,393,509	2,349,665
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40ž	6,003,000	6,158,455
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,436,222
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 10/15/43ž,‡	2,133,961	2,037,816
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	13,821,000	13,821,000
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.7362%, 4/20/34ž,‡	2,590,000	2,594,551
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,955,932	1,909,393
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 6.5235%, 7/15/38ž,‡	2,346,649	2,339,622
Fannie Mae REMICS, 3.0000%, 5/25/48	1,975,493	1,757,708
Fannie Mae REMICS, 3.0000%, 11/25/49	2,570,393	2,249,278
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	4,086,608	4,076,225
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	3,725,363	3,736,498
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	5,509,578	4,628,340
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,463,877	1,417,077
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 6.1354%, 10/25/41ž,‡	1,566,650	1,565,684
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/25/41ž,‡	1,721,939	1,727,877
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 6.1854%, 11/25/41ž,‡	2,330,770	2,327,530
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.4354%, 9/25/41ž,‡	1,806,722	1,816,930
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 6.2854%, 12/25/41ž,‡	5,422,645	5,408,632
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6854%, 12/25/41ž,‡	2,293,831	2,320,538
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 6.6354%, 2/25/42ž,‡	949,415	953,057
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 4/25/42ž,‡	$989,463	$1,002,042
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	5,722,554	5,774,028
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 7.6354%, 8/25/42ž,‡	1,632,605	1,671,234
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.4350%, 4/27/43ž,‡	1,888,832	1,924,340
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 6/25/43ž,‡	452,636	455,629
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1854%, 11/25/43ž,‡	3,300,194	3,344,454
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 5/25/44ž,‡	4,950,711	4,958,990
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	3,739,457	3,575,866
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	28,008,354	4,755
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	9,409,614	2,646
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	11,537,631	9,571,762
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	7,217,937	7,166,479
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	8,227,346	8,261,917
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0496%, 3/1/28ž,‡	2,783,000	2,793,911
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 7.0201%, 5/15/41ž,‡	10,398,000	10,382,442
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2880%, 1/23/35ž,‡	1,569,525	1,569,525
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž	8,661,000	8,658,337
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,669,276
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,439,728	1,411,608
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	3,437,531	3,407,579
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	6,696,000	6,579,065
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	4,540,000	4,423,997
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26ž	115,569	115,203
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	2,390,897	2,382,559
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.8911%, 6/15/26ž,‡	6,949,352	6,914,404
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5662%, 3/20/30ž,‡	916,701	917,911
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	2,149,288	2,113,603
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,876,681	1,887,823
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,284,662
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž	2,894,523	2,896,568
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 6.1435%, 3/15/38ž,‡	9,993,858	9,813,840
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.5435%, 3/15/38ž,‡	4,199,248	4,086,149
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.6241%, 5/16/39ž,‡	11,353,000	11,169,578
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 7.1228%, 5/16/39ž,‡	1,854,000	1,818,507
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	2,365,213	2,366,093
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,785,000	1,785,117
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5762%, 4/20/32ž,‡	11,055,000	11,066,154
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,846,000	1,856,290
MED Trust 2021-MDLN A, CME Term SOFR 1 Month + 1.0645%, 6.3935%, 11/15/38ž,‡	1,582,406	1,580,818
MED Trust 2021-MDLN E, CME Term SOFR 1 Month + 3.2645%, 8.5935%, 11/15/38ž,‡	6,303,747	6,299,551
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	$3,002,063	$2,796,473
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	3,730,851	3,475,812
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	3,922,279	3,311,357
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	3,309,178	3,141,945
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	6,295,000	6,338,474
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.2444%, 4/15/38ž,‡	6,475,195	6,418,969
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.7944%, 4/15/38ž,‡	3,655,565	3,617,301
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 7.0588%, 3/15/39ž,‡	3,432,000	3,399,970
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	2,395,451
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	334,979	320,588
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	12,462,000	12,420,815
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	670,137	647,297
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,372,948	1,294,458
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,474,462	3,254,474
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34ž	578,533	578,434
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	4,148,657	3,849,539
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	2,301,891	1,934,824
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	6,531,527	5,516,149
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	8,656,394	7,185,556
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,670,760	3,000,265
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4179%, 10/15/28ž,‡	4,380,915	4,433,902
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5648%, 10/15/28ž,‡	1,622,992	1,626,424
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29ž	226,377	225,191
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	7,706,975	7,824,549
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	2,079,350	2,071,050
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	5,682,850	5,524,285
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	4,078,876	3,960,441
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,480,118	6,377,869
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	2,159,951	2,049,118
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.9136%, 1/25/33ž,‡	4,493,293	4,522,895
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/17/37ž,‡	11,756,718	11,756,718
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2862%, 1/22/35ž,‡	1,732,772	1,734,739
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/15/39ž,‡	7,128,013	7,128,013
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	9,381,578	9,790,255
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	5,169,930	5,325,781
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	3,704,228	3,694,683
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,995,475	4,058,769
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,‡	7,228,000	7,227,871
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	196,806	194,644
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	1,848,521	1,838,809
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	840,360	837,797
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	575,266	493,502
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	221,824	189,847
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28ž,‡	10,692,000	11,093,837
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3290%, 1/15/39ž,‡	11,242,000	11,102,071
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6662%, 1/20/32ž,‡	8,304,000	8,307,870
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 6.1741%, 11/15/38ž,‡	$679,373	$673,960
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	4,316,731	3,536,545
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	5,052,469	5,434,308
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 6.7462%, 7/20/34ž,‡	2,394,000	2,397,119
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	8,090,504	8,347,522
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	3,528,896	3,279,390
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	700,061	696,542
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32ž	30,690	30,658
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	4,798,000	4,545,957
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,733,157
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.3435%, 7/15/39ž,‡	2,382,000	2,211,150
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50ž,Ç	298,643	296,516
VMC Finance LLC 2021-HT1 A, CME Term SOFR 1 Month + 1.7645%, 7.0964%, 1/19/37ž,‡	1,816,486	1,780,121
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40ž,‡	5,860,000	5,844,644
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 2/15/40ž,‡	1,007,856	1,000,363
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,321,271	2,777,613
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	790,898	758,077
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	2,649,361	2,651,930
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	2,600,079	2,406,000
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	3,718,893	3,734,964
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43ž,‡	5,929,586	5,990,991
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	10,843,696	10,984,890
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	4,896,936	4,878,527
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	15,716,312	15,918,537
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	5,100,341	5,143,447
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $883,266,264)		876,947,946
Bank Loans and Mezzanine Loans – 0.4%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.50000%, 7.8291%, 6/18/31ƒ,‡	10,388,247	10,375,261
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.25000%, 7.5779%, 10/23/28ƒ,‡	8,155,000	8,155,000
Transportation – 0.2%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 7.3346%, 4/10/31ƒ,‡	13,125,252	13,107,139
Total Bank Loans and Mezzanine Loans (cost $31,656,593)		31,637,400
Corporate Bonds – 13.1%
Banking – 3.0%
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	9,613,000	9,899,738
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,275,040
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,μ	7,229,000	7,199,014
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,390,000	4,363,007
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	3,794,000	3,965,509
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,413,356
Bank of Montreal, US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,892,000	4,821,533
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	3,776,000	3,510,045
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	5,444,000	5,386,979
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,004,000	3,073,643
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,804,542
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	7,257,000	7,989,018
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,159,648
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	$17,397,000	$17,215,853
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	2,339,000	2,323,717
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 9.0070%‡,μ	555,000	553,600
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	10,015,000	11,265,806
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	2,034,000	2,016,288
Goldman Sachs Group Inc, 3.5000%, 4/1/25	12,173,000	11,986,833
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	4,467,000	4,442,825
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	7,427,000	7,451,923
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	7,488,000	7,736,755
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	3,543,000	3,515,828
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	6,421,000	6,810,170
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,μ	2,000,000	1,994,280
Mitsubishi UFJ Financial Group Inc, US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,950,000	4,947,092
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	8,296,000	8,056,612
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	3,897,654
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	3,004,677
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	730,000	694,892
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,890,000	6,867,639
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	4,694,104
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,108,077
National Australia Bank Ltd, 2.9900%, 5/21/31ž	8,080,000	6,797,028
Nordea Bank Abp, 5.3750%, 9/22/27ž	9,960,000	10,010,078
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,378,900
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,829,000	2,904,052
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,253,000	4,282,787
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	3,215,000	3,206,626
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	2,648,000	2,636,441
UBS Group AG, US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30ž,‡	6,257,000	6,244,576
UBS Group AG, 5.6990%, 2/8/35ž	5,281,000	5,275,615
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	6,862,336
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	4,902,000	4,920,801
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,077,205
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	9,699,000	9,658,276
		269,700,418
Basic Industry – 0.3%
Celanese US Holdings LLC, 6.3500%, 11/15/28	3,134,000	3,220,124
Celanese US Holdings LLC, 6.3300%, 7/15/29	3,103,000	3,191,414
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,857,000	8,210,511
Celanese US Holdings LLC, 6.7000%, 11/15/33	7,655,000	8,044,254
		22,666,303
Brokerage – 0.7%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	13,392,000	13,427,356
Intercontinental Exchange Inc, 5.2500%, 6/15/31	8,786,000	8,835,589
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	14,487,000	14,856,045
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	10,958,186
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	6,835,726
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	10,529,248
		65,442,150
Capital Goods – 1.0%
BAE Systems PLC, 5.1250%, 3/26/29ž	3,178,000	3,163,849
BAE Systems PLC, 5.2500%, 3/26/31ž	1,187,000	1,183,822
BAE Systems PLC, 5.3000%, 3/26/34ž	4,669,000	4,626,064
Berry Global Inc, 5.8000%, 6/15/31ž	11,390,000	11,373,357
Boeing Co/The, 6.2980%, 5/1/29ž	2,719,000	2,757,230
Boeing Co/The, 6.3880%, 5/1/31ž	6,808,000	6,930,931
Boeing Co/The, 6.5280%, 5/1/34ž	6,555,000	6,711,662
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Boeing Co/The, 6.8580%, 5/1/54ž	$2,870,000	$2,945,113
Boeing Co/The, 7.0080%, 5/1/64ž	1,396,000	1,429,322
Bombardier Inc, 7.0000%, 6/1/32ž	6,605,000	6,696,750
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	1,957,251
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,542,000	5,524,522
Lockheed Martin Corp, 4.4500%, 5/15/28	2,938,000	2,893,492
Regal Rexnord Corp, 6.0500%, 4/15/28	5,593,000	5,660,193
RTX Corp, 5.7500%, 1/15/29	2,963,000	3,042,301
RTX Corp, 6.0000%, 3/15/31	5,958,000	6,206,150
TransDigm Inc, 6.3750%, 3/1/29ž	2,076,000	2,086,469
TransDigm Inc, 6.6250%, 3/1/32ž	9,352,000	9,446,076
WESCO Distribution Inc, 6.3750%, 3/15/29ž	3,947,000	3,961,260
WESCO Distribution Inc, 6.6250%, 3/15/32ž	4,996,000	5,048,588
		93,644,402
Communications – 0.3%
AT&T Inc, 3.6500%, 9/15/59	604,000	405,056
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	16,043,000	16,205,707
Comcast Corp, 4.5500%, 1/15/29	4,722,000	4,647,376
T-Mobile USA Inc, 4.8500%, 1/15/29	5,089,000	5,025,792
T-Mobile USA Inc, 5.1500%, 4/15/34	4,355,000	4,280,372
		30,564,303
Consumer Cyclical – 1.0%
CBRE Services Inc, 5.9500%, 8/15/34	17,345,000	17,559,305
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	6,786,000	6,762,164
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	5,298,000	5,240,295
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,887,000	1,997,002
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,856,000	1,952,353
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	4,028,050
General Motors Financial Co Inc, 5.9500%, 4/4/34	6,089,000	6,094,202
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,575,796
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	338,934
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,086,303
Home Depot Inc/The, 4.7500%, 6/25/29	3,048,000	3,030,251
Home Depot Inc/The, 4.8500%, 6/25/31	3,770,000	3,740,404
Home Depot Inc/The, 4.9500%, 6/25/34	3,015,000	2,983,573
Home Depot Inc/The, 5.3000%, 6/25/54	3,007,000	2,935,902
LKQ Corp, 5.7500%, 6/15/28	6,947,000	7,012,442
LKQ Corp, 6.2500%, 6/15/33	6,533,000	6,705,236
ZF North America Capital Inc, 6.7500%, 4/23/30ž	6,581,000	6,702,360
ZF North America Capital Inc, 6.8750%, 4/23/32ž	3,536,000	3,655,711
		88,400,283
Consumer Non-Cyclical – 2.0%
AbbVie Inc, 4.8000%, 3/15/29	5,589,000	5,567,397
AbbVie Inc, 4.9500%, 3/15/31	4,833,000	4,820,429
AbbVie Inc, 5.4000%, 3/15/54	3,013,000	2,979,311
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,779,554
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,020,384
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	1,944,527
GSK Consumer Healthcare Capital US LLC, 3.3750%, 3/24/27	3,423,000	3,266,331
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,153,529
HCA Inc, 5.3750%, 9/1/26	883,000	880,798
HCA Inc, 5.2000%, 6/1/28	1,886,000	1,878,531
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,371,971
HCA Inc, 5.8750%, 2/1/29	1,902,000	1,936,424
HCA Inc, 5.4500%, 4/1/31	3,544,000	3,541,455
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,186,082
HCA Inc, 5.5000%, 6/1/33	6,170,000	6,119,503
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
HCA Inc, 5.6000%, 4/1/34	$5,683,000	$5,648,734
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,837,187
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	5,277,000	5,196,582
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	2,646,000	2,284,234
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,340,640
Nestle Capital Corp, 4.7500%, 3/12/31ž	10,712,000	10,576,613
Nestle Capital Corp, 4.8750%, 3/12/34ž	11,346,000	11,198,991
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	5,728,000	5,720,070
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	7,626,000	7,835,741
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,777,000	7,922,064
Polaris Inc, 6.9500%, 3/15/29	6,584,000	6,886,618
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,633,215
Smith & Nephew PLC, 5.4000%, 3/20/34	10,224,000	10,065,724
Solventum Corp, 5.4000%, 3/1/29ž	6,889,000	6,867,978
Solventum Corp, 5.4500%, 3/13/31ž	10,557,000	10,424,425
Solventum Corp, 5.6000%, 3/23/34ž	13,920,000	13,671,873
Solventum Corp, 6.0000%, 5/15/64ž	4,900,000	4,647,611
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	9,007,875
		175,212,401
Electric – 0.8%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,183,439
Duke Energy Corp, 4.3000%, 3/15/28	4,905,000	4,758,610
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,206,847
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	4,842,000	3,930,093
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,028,816
Georgia Power Co, 4.6500%, 5/16/28	3,719,000	3,661,550
Georgia Power Co, 4.9500%, 5/17/33	5,879,000	5,732,092
Georgia Power Co, 5.2500%, 3/15/34	4,935,000	4,919,424
National Grid PLC, 5.6020%, 6/12/28	2,632,000	2,657,629
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,548,575
Southern Co, 5.7000%, 3/15/34	5,272,000	5,359,975
Xcel Energy Inc, 5.4500%, 8/15/33	12,481,000	12,261,703
		74,248,753
Energy – 0.8%
Cheniere Energy Inc, 5.6500%, 4/15/34ž	7,295,000	7,300,763
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,790,000	1,828,405
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,398,333
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	904,004
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	4,730,012
DT Midstream Inc, 4.3750%, 6/15/31ž	5,244,000	4,776,358
DT Midstream Inc, 4.3000%, 4/15/32ž	996,000	900,401
Enbridge Inc, 6.0000%, 11/15/28	3,932,000	4,050,282
Energy Transfer LP, 5.5500%, 2/15/28	4,769,000	4,807,648
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	181,569
EQT Corp, 5.7000%, 4/1/28	2,465,000	2,488,997
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,506,053
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,148,057
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,659,556
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,652,967
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,019,710
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,559,455
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,827,000	7,070,642
		70,983,212
Finance Companies – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	3,328,000	3,242,603
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	5,166,000	5,353,183
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Finance Companies – (continued)
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	$5,212,000	$5,355,348
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,154,681
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	834,535
		17,940,350
Government Guarantee – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	3,030,000	3,060,568
Electricite de France SA, 6.2500%, 5/23/33ž	4,750,000	4,913,733
		7,974,301
Insurance – 1.3%
Aon North America Inc, 5.3000%, 3/1/31	7,698,000	7,675,629
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	15,687,792
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,715,146
Arthur J Gallagher & Co, 5.4500%, 7/15/34	6,755,000	6,699,712
Athene Global Funding, 2.7170%, 1/7/29ž	6,386,000	5,664,786
Athene Global Funding, 2.6460%, 10/4/31ž	5,823,000	4,784,948
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,812,563
Centene Corp, 4.2500%, 12/15/27	16,441,000	15,697,644
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,387,654
Centene Corp, 3.0000%, 10/15/30	5,197,000	4,443,793
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000	5,006,331
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000	3,995,000
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000	11,205,342
Health Care Service Corp, 5.8750%, 6/15/54ž	9,321,000	9,171,305
Humana Inc, 5.3750%, 4/15/31	7,015,000	6,977,754
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,843,236
Humana Inc, 5.9500%, 3/15/34	3,023,000	3,090,259
Humana Inc, 5.7500%, 4/15/54	4,648,000	4,478,906
		119,337,800
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	7,687,000	7,928,541
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	11,317,000	11,350,249
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,461,968
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,088,565
		20,900,782
Technology – 1.2%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	2,764,036
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000	2,125,239
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	6,181,000	6,181,758
CoStar Group Inc, 2.8000%, 7/15/30ž	3,797,000	3,210,805
Fiserv Inc, 5.4500%, 3/2/28	6,013,000	6,066,881
Foundry JV Holdco LLC, 5.9000%, 1/25/30ž	2,723,000	2,761,905
Foundry JV Holdco LLC, 6.1500%, 1/25/32ž	7,880,000	8,032,592
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	18,191,000	18,035,462
Global Payments Inc, 2.1500%, 1/15/27	3,318,000	3,072,996
Leidos Inc, 2.3000%, 2/15/31	1,365,000	1,124,642
Leidos Inc, 5.7500%, 3/15/33	4,558,000	4,597,773
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,439,782
Marvell Technology Inc, 4.8750%, 6/22/28	4,065,000	4,005,510
Marvell Technology Inc, 5.7500%, 2/15/29	3,340,000	3,409,994
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000	1,366,934
MSCI Inc, 3.6250%, 9/1/30ž	8,577,000	7,700,465
MSCI Inc, 3.8750%, 2/15/31ž	6,019,000	5,421,243
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,148,533
Trimble Inc, 4.7500%, 12/1/24	5,510,000	5,485,140
Trimble Inc, 4.9000%, 6/15/28	2,548,000	2,514,057
Trimble Inc, 6.1000%, 3/15/33	9,063,000	9,384,807
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Workday Inc, 3.5000%, 4/1/27	$2,530,000	$2,420,197
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,710,051
		109,980,802
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	3,921,839
Total Corporate Bonds (cost $1,192,341,991)		1,178,846,640
Mortgage-Backed Securities – 9.3%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	5,112,688	4,348,234
5.0000%, TBA, 30 Year Maturity	4,233,000	4,090,162
6.0000%, TBA, 30 Year Maturity	2,763,806	2,771,075
		11,209,471
Fannie Mae Pool:
3.0000%, 10/1/34	233,198	217,673
2.5000%, 11/1/34	178,000	162,311
3.0000%, 11/1/34	110,181	102,868
3.0000%, 12/1/34	104,732	97,770
2.5000%, 12/1/36	11,473,433	10,452,863
6.0000%, 2/1/37	46,995	48,629
4.5000%, 11/1/42	257,425	249,781
3.0000%, 1/1/43	160,835	142,684
3.0000%, 2/1/43	37,757	33,360
3.0000%, 5/1/43	373,885	329,904
5.0000%, 7/1/44	28,827	28,515
4.5000%, 10/1/44	632,101	613,207
4.5000%, 3/1/45	982,729	953,354
4.0000%, 5/1/45	214,839	200,953
4.5000%, 6/1/45	504,432	487,898
3.0000%, 3/1/47	1,228,662	1,077,844
3.5000%, 8/1/47	211,783	192,611
3.5000%, 12/1/47	102,399	93,129
3.5000%, 12/1/47	63,041	57,334
3.5000%, 1/1/48	613,919	555,657
4.0000%, 1/1/48	2,293,275	2,139,817
4.0000%, 1/1/48	2,244,985	2,092,883
3.0000%, 2/1/48	611,073	536,848
3.5000%, 3/1/48	101,660	92,322
4.0000%, 3/1/48	657,166	612,641
4.5000%, 3/1/48	24,011	22,979
5.0000%, 5/1/48	556,369	545,590
4.5000%, 8/1/48	13,353	12,779
4.0000%, 11/1/48	1,722,403	1,599,911
4.0000%, 12/1/48	268,294	249,213
4.0000%, 2/1/49	336,889	312,931
4.0000%, 3/1/49	898,484	834,586
4.0000%, 6/1/49	926,762	859,684
4.0000%, 6/1/49	221,006	205,010
4.5000%, 6/1/49	103,819	99,274
3.0000%, 8/1/49	789,325	672,608
4.5000%, 8/1/49	161,328	154,266
3.0000%, 9/1/49	4,360,630	3,762,208
3.0000%, 9/1/49	162,668	142,929
4.0000%, 9/1/49	1,045,096	969,541
4.5000%, 1/1/50	214,170	204,782
4.0000%, 3/1/50	2,868,799	2,664,778
4.0000%, 4/1/50	740,820	685,830
3.0000%, 7/1/50	2,263,551	1,948,782
4.5000%, 7/1/50	4,689,851	4,438,113
2.5000%, 8/1/50	20,797,526	17,380,834
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
2.5000%, 8/1/50	$603,242	$505,696
4.0000%, 8/1/50	611,475	566,086
3.0000%, 9/1/50	265,009	227,993
4.0000%, 9/1/50	5,531,881	5,131,491
4.5000%, 10/1/50	3,513,503	3,362,521
4.5000%, 12/1/50	4,915,684	4,700,211
4.0000%, 1/1/51	6,098,513	5,657,110
4.0000%, 3/1/51	18,636,933	17,288,016
4.0000%, 3/1/51	284,845	264,229
4.0000%, 3/1/51	143,315	133,123
2.0000%, 7/1/51	20,486,551	16,090,494
4.0000%, 10/1/51	23,464,282	21,765,967
4.0000%, 10/1/51	2,084,091	1,933,247
3.0000%, 12/1/51	46,829,366	40,331,762
2.5000%, 1/1/52	3,803,126	3,159,731
3.5000%, 1/1/52	1,925,344	1,734,161
2.5000%, 2/1/52	18,527,285	15,381,469
2.5000%, 2/1/52	17,926,043	14,842,778
2.5000%, 2/1/52	9,915,542	8,168,538
3.5000%, 2/1/52	5,047,792	4,546,168
2.5000%, 3/1/52	7,717,936	6,407,479
2.5000%, 3/1/52	7,576,665	6,277,475
2.5000%, 3/1/52	7,493,878	6,193,343
2.5000%, 3/1/52	2,863,760	2,381,762
2.5000%, 3/1/52	668,485	553,859
2.5000%, 3/1/52	575,691	476,976
2.5000%, 3/1/52	539,264	447,700
2.5000%, 3/1/52	220,428	182,974
3.0000%, 3/1/52	3,595,689	3,097,034
3.5000%, 3/1/52	18,317,982	16,458,072
3.5000%, 3/1/52	3,551,255	3,197,786
3.0000%, 4/1/52	7,928,696	6,815,976
3.0000%, 4/1/52	3,075,392	2,654,336
3.0000%, 4/1/52	2,619,820	2,255,490
3.5000%, 4/1/52	2,611,598	2,346,027
3.5000%, 4/1/52	1,996,086	1,793,414
3.5000%, 4/1/52	1,402,825	1,262,100
3.5000%, 4/1/52	831,255	746,726
3.5000%, 4/1/52	480,189	432,054
3.5000%, 4/1/52	443,541	399,047
4.5000%, 4/1/52	451,853	426,596
4.5000%, 4/1/52	382,425	361,049
4.5000%, 4/1/52	219,231	206,943
4.5000%, 4/1/52	199,137	187,975
4.5000%, 4/1/52	174,022	164,268
4.5000%, 4/1/52	112,064	105,786
2.5000%, 5/1/52	19,180,971	15,878,499
3.5000%, 5/1/52	1,432,067	1,286,331
4.0000%, 5/1/52	3,185,163	2,958,643
4.5000%, 5/1/52	606,900	572,883
3.0000%, 6/1/52	3,958,765	3,394,942
3.5000%, 6/1/52	8,612,551	7,736,084
3.5000%, 6/1/52	4,883,269	4,396,090
3.0000%, 7/1/52	4,658,101	3,995,992
3.5000%, 7/1/52	1,249,291	1,122,155
3.5000%, 7/1/52	437,510	393,828
4.5000%, 7/1/52	2,369,464	2,242,215
3.5000%, 8/1/52	854,169	767,178
5.0000%, 10/1/52	1,972,987	1,918,241
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.0000%, 10/1/52	$868,002	$843,917
5.0000%, 1/1/53	1,199,624	1,166,336
5.0000%, 1/1/53	389,433	378,627
5.0000%, 2/1/53	472,369	459,254
5.0000%, 3/1/53	283,883	275,815
5.5000%, 3/1/53	199,209	198,058
5.0000%, 4/1/53	550,430	534,787
5.5000%, 4/1/53	95,405	94,840
5.0000%, 5/1/53	280,403	272,434
5.5000%, 5/1/53	176,256	175,202
5.5000%, 5/1/53	91,744	91,195
5.0000%, 6/1/53	1,047,631	1,028,495
5.0000%, 6/1/53	398,135	386,820
5.0000%, 6/1/53	340,928	331,238
5.5000%, 6/1/53	10,459,244	10,410,060
5.5000%, 6/1/53	165,551	164,734
4.5000%, 7/1/53	2,346,768	2,240,982
5.0000%, 7/1/53	3,641,475	3,569,041
5.0000%, 7/1/53	1,278,688	1,256,087
5.5000%, 7/1/53	475,140	472,232
5.5000%, 7/1/53	285,954	284,498
4.5000%, 8/1/53	1,900,899	1,815,212
5.0000%, 8/1/53	5,068,954	4,971,676
5.0000%, 8/1/53	343,658	334,116
5.0000%, 9/1/53	787,962	772,288
5.5000%, 9/1/53	8,104,029	8,062,148
5.5000%, 11/1/53	2,902,883	2,915,450
5.0000%, 12/1/53	478,090	468,916
6.0000%, 1/1/54	2,942,262	3,015,929
5.5000%, 3/1/54	5,225,239	5,246,435
6.0000%, 3/1/54	2,446,716	2,501,714
6.0000%, 4/1/54	5,947,183	6,056,173
6.0000%, 5/1/54	15,006,270	15,206,328
3.5000%, 8/1/56	2,630,983	2,315,343
3.0000%, 2/1/57	2,614,094	2,198,770
3.0000%, 6/1/57	47,046	39,516
2.5000%, 3/1/62	20,241,905	16,005,701
		434,185,970
Freddie Mac Gold Pool:
4.0000%, 9/1/48	487,277	453,107
Freddie Mac Pool:
3.0000%, 5/1/31	2,259,270	2,146,263
3.0000%, 9/1/32	537,202	505,814
3.0000%, 10/1/32	255,034	239,762
3.0000%, 1/1/33	324,743	305,461
2.5000%, 12/1/33	2,376,396	2,214,982
3.0000%, 10/1/34	595,152	555,577
3.0000%, 10/1/34	282,885	264,053
2.5000%, 11/1/34	698,118	636,585
2.5000%, 11/1/34	190,862	174,039
2.5000%, 6/1/37	8,062,534	7,308,874
6.0000%, 4/1/40	704,850	729,442
4.5000%, 5/1/44	191,874	185,585
3.0000%, 1/1/46	114,629	101,597
3.5000%, 7/1/46	471,141	427,429
4.0000%, 3/1/47	256,963	239,980
3.5000%, 12/1/47	1,490,634	1,347,158
3.5000%, 2/1/48	546,591	493,113
4.0000%, 3/1/48	596,585	556,165
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 13

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.5000%, 3/1/48	$22,102	$21,152
4.0000%, 4/1/48	577,773	538,224
4.0000%, 4/1/48	530,564	492,831
4.0000%, 5/1/48	945,957	878,683
4.5000%, 7/1/48	146,647	140,345
5.0000%, 9/1/48	29,770	29,166
4.0000%, 11/1/48	155,421	144,368
4.0000%, 12/1/48	1,855,466	1,723,558
4.5000%, 12/1/48	482,748	465,722
4.5000%, 6/1/49	133,722	127,610
4.0000%, 7/1/49	1,404,859	1,303,295
4.5000%, 7/1/49	1,073,794	1,024,719
4.5000%, 7/1/49	170,469	163,008
3.0000%, 8/1/49	243,070	207,127
4.5000%, 8/1/49	954,715	911,082
3.0000%, 12/1/49	289,076	249,405
3.0000%, 12/1/49	238,446	205,724
4.5000%, 1/1/50	662,032	631,776
4.5000%, 1/1/50	184,975	176,867
3.5000%, 3/1/50	144,061	127,987
4.0000%, 3/1/50	1,880,141	1,746,431
4.5000%, 3/1/50	2,224,713	2,096,291
2.5000%, 8/1/50	308,111	258,384
2.5000%, 8/1/50	119,129	99,866
2.5000%, 9/1/50	559,734	469,051
4.5000%, 9/1/50	5,383,432	5,152,096
4.0000%, 10/1/50	382,893	355,180
4.5000%, 10/1/50	2,877,259	2,751,139
4.0000%, 11/1/50	3,204,851	2,972,888
2.5000%, 6/1/51	6,329,546	5,277,961
2.5000%, 8/1/51	15,847,797	13,085,003
2.5000%, 9/1/51	11,029,868	9,134,218
2.5000%, 10/1/51	13,996,451	11,571,749
2.5000%, 11/1/51	4,350,937	3,621,591
2.5000%, 1/1/52	1,149,386	956,246
2.5000%, 1/1/52	736,354	612,392
2.5000%, 2/1/52	1,778,628	1,476,628
2.5000%, 2/1/52	1,334,007	1,097,960
3.0000%, 2/1/52	984,505	848,352
3.0000%, 2/1/52	661,694	571,612
2.5000%, 3/1/52	9,615,565	7,937,893
2.5000%, 3/1/52	279,395	231,487
3.0000%, 3/1/52	985,854	851,260
4.5000%, 3/1/52	94,110	88,850
3.5000%, 4/1/52	2,027,918	1,826,550
3.5000%, 4/1/52	1,039,491	933,786
3.5000%, 4/1/52	1,033,939	928,799
3.5000%, 4/1/52	299,109	269,104
3.5000%, 4/1/52	273,723	246,285
2.5000%, 5/1/52	4,752,598	3,887,391
2.5000%, 5/1/52	4,035,755	3,339,111
3.0000%, 6/1/52	12,821,416	11,075,932
3.5000%, 6/1/52	4,495,451	4,048,715
5.0000%, 8/1/52	4,294,589	4,210,297
5.5000%, 9/1/52	2,370,937	2,361,149
5.0000%, 10/1/52	3,882,519	3,774,786
5.0000%, 10/1/52	119,666	116,346
5.5000%, 10/1/52	138,599	138,238
5.0000%, 1/1/53	224,186	217,966
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
5.0000%, 1/1/53	$194,742	$189,339
5.0000%, 3/1/53	821,699	798,346
5.0000%, 3/1/53	790,308	767,847
5.0000%, 4/1/53	985,072	954,548
5.0000%, 5/1/53	2,012,940	1,955,732
5.0000%, 5/1/53	1,113,245	1,081,607
5.0000%, 5/1/53	219,595	213,354
5.5000%, 5/1/53	1,886,488	1,873,008
5.5000%, 5/1/53	394,926	392,564
5.0000%, 6/1/53	774,021	747,664
5.0000%, 6/1/53	767,984	741,810
5.0000%, 6/1/53	728,040	707,349
5.0000%, 6/1/53	611,939	591,101
5.0000%, 6/1/53	290,600	280,696
5.5000%, 6/1/53	905,778	900,360
5.5000%, 6/1/53	739,064	728,769
5.5000%, 6/1/53	609,627	601,136
5.5000%, 6/1/53	585,203	577,052
5.5000%, 6/1/53	472,497	465,900
5.0000%, 7/1/53	1,405,876	1,377,911
5.0000%, 7/1/53	1,080,626	1,060,888
5.5000%, 7/1/53	2,136,791	2,123,715
5.5000%, 7/1/53	1,444,884	1,424,758
5.5000%, 7/1/53	1,374,749	1,366,336
5.0000%, 8/1/53	17,090,603	16,762,621
5.0000%, 9/1/53	315,454	308,923
5.5000%, 9/1/53	2,065,257	2,072,941
6.0000%, 9/1/53	16,077,013	16,290,348
6.0000%, 9/1/53	4,977,118	5,091,478
6.0000%, 10/1/53	8,941,850	9,000,531
6.5000%, 11/1/53	5,941,065	6,116,525
5.5000%, 4/1/54	1,396,588	1,402,254
6.0000%, 4/1/54	10,900,145	11,045,462
		228,646,384
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	24,316,354	20,439,622
3.5000%, TBA, 30 Year Maturity	32,384,335	29,086,217
4.0000%, TBA, 30 Year Maturity	17,210,047	15,904,417
4.5000%, TBA, 30 Year Maturity	9,372,944	8,908,496
5.0000%, TBA, 30 Year Maturity	6,595,041	6,421,214
		80,759,966
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,351,651	2,228,302
4.5000%, 8/15/46	2,568,698	2,470,896
4.0000%, 7/15/47	478,577	445,751
4.0000%, 8/15/47	64,133	60,078
4.0000%, 11/15/47	73,400	68,365
4.0000%, 12/15/47	218,289	203,316
		5,476,708
Ginnie Mae II Pool:
3.0000%, 11/20/46	10,289,926	9,091,385
4.0000%, 8/20/47	296,613	278,066
4.0000%, 8/20/47	43,579	40,854
4.0000%, 8/20/47	41,009	38,445
4.5000%, 2/20/48	238,338	229,382
4.0000%, 5/20/48	120,459	112,597
4.5000%, 5/20/48	423,492	407,543
4.5000%, 5/20/48	95,219	91,633
4.0000%, 6/20/48	1,219,680	1,140,071
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 15

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
5.0000%, 8/20/48	$823,490	$813,202
3.5000%, 5/20/49	13,670,363	12,368,806
2.5000%, 3/20/51	12,991,311	10,939,633
3.0000%, 4/20/51	11,284,310	9,846,792
3.0000%, 7/20/51	6,433,543	5,610,990
3.0000%, 8/20/51	14,545,816	12,683,833
2.5000%, 1/20/52	16,161,235	13,354,897
		77,048,129
Total Mortgage-Backed Securities (cost $870,690,909)		837,779,735
United States Treasury Notes/Bonds – 4.0%
4.5000%, 5/31/29	113,886,700	114,692,543
4.6250%, 5/31/31	7,118,000	7,233,668
4.3750%, 5/15/34	109,483,000	109,517,213
4.6250%, 5/15/44	69,550,000	69,419,594
4.2500%, 2/15/54	64,614,600	61,525,214
Total United States Treasury Notes/Bonds (cost $358,232,743)		362,388,232
Common Stocks – 63.0%
Aerospace & Defense – 0.5%
General Dynamics Corp	151,200	43,869,168
General Electric Co	33,834	5,378,591
		49,247,759
Banks – 1.3%
JPMorgan Chase & Co	591,412	119,618,991
Beverages – 1.0%
Constellation Brands Inc - Class A	167,960	43,212,749
Monster Beverage Corp*	917,552	45,831,722
		89,044,471
Biotechnology – 1.8%
AbbVie Inc	367,411	63,018,335
Amgen Inc	173,783	54,298,498
Vertex Pharmaceuticals Inc*	102,311	47,955,212
		165,272,045
Building Products – 0.6%
Trane Technologies PLC	153,473	50,481,874
Capital Markets – 2.0%
Charles Schwab Corp	516,420	38,054,990
CME Group Inc	238,290	46,847,814
Moody's Corp	40,141	16,896,551
Morgan Stanley	780,077	75,815,684
		177,615,039
Chemicals – 0.5%
Corteva Inc	752,906	40,611,750
Communications Equipment – 0.3%
Motorola Solutions Inc	64,587	24,933,811
Consumer Finance – 1.4%
American Express Co	557,964	129,196,564
Diversified Financial Services – 2.1%
Mastercard Inc - Class A	427,560	188,622,370
Energy Equipment & Services – 0.4%
Schlumberger Ltd	701,346	33,089,504
Entertainment – 0.7%
Netflix Inc*	65,174	43,984,629
Walt Disney Co	226,208	22,460,192
		66,444,821
Food & Staples Retailing – 1.3%
Costco Wholesale Corp	87,321	74,221,977
Sysco Corp	618,730	44,171,134
		118,393,111
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Food Products – 0.3%
Hershey Co	165,589	$30,440,226
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	607,609	63,136,651
Edwards Lifesciences Corp*	426,235	39,371,327
Stryker Corp	148,890	50,659,823
		153,167,801
Health Care Providers & Services – 2.1%
HCA Healthcare Inc	96,052	30,859,586
UnitedHealth Group Inc	303,114	154,363,836
		185,223,422
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc	21,549	85,366,363
Chipotle Mexican Grill Inc*	695,950	43,601,268
Hilton Worldwide Holdings Inc	468,909	102,315,944
McDonald's Corp	336,293	85,700,908
		316,984,483
Household Products – 0.7%
Procter & Gamble Co	404,779	66,756,153
Industrial Conglomerates – 0.9%
Honeywell International Inc	361,233	77,137,695
Information Technology Services – 0.7%
Accenture PLC	212,004	64,324,134
Insurance – 1.9%
Marsh & McLennan Cos Inc	209,688	44,185,455
Progressive Corp/The	625,286	129,878,155
		174,063,610
Interactive Media & Services – 5.3%
Alphabet Inc - Class C	1,519,329	278,675,325
Meta Platforms Inc - Class A	386,405	194,833,129
		473,508,454
Life Sciences Tools & Services – 0.9%
Danaher Corp	100,866	25,201,370
Thermo Fisher Scientific Inc	93,988	51,975,364
		77,176,734
Machinery – 0.9%
Deere & Co	207,919	77,684,776
Multiline Retail – 2.5%
Amazon.com Inc*	1,158,795	223,937,134
Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp	355,580	55,619,824
ConocoPhillips	574,082	65,663,499
		121,283,323
Pharmaceuticals – 2.3%
Eli Lilly & Co	123,041	111,398,861
Merck & Co Inc	511,269	63,295,102
Zoetis Inc	171,020	29,648,027
		204,341,990
Professional Services – 0.6%
Automatic Data Processing Inc	245,219	58,531,323
Road & Rail – 0.3%
Uber Technologies Inc*	384,660	27,957,089
Semiconductor & Semiconductor Equipment – 9.1%
Broadcom Inc	22,717	36,472,825
KLA Corp	93,986	77,492,397
Lam Research Corp	140,099	149,184,420
NVIDIA Corp	3,903,850	482,281,629
Texas Instruments Inc	352,215	68,516,384
		813,947,655
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 17

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – 8.6%
Adobe Inc*	62,821	$34,899,578
Cadence Design Systems Inc*	79,037	24,323,637
Intuit Inc	77,350	50,835,194
Microsoft Corp	1,295,534	579,038,922
Oracle Corp	411,006	58,034,047
ServiceNow Inc*	30,302	23,837,674
		770,969,052
Specialty Retail – 1.5%
Home Depot Inc	185,923	64,002,134
TJX Cos Inc	614,034	67,605,143
		131,607,277
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	1,468,124	309,216,277
Textiles, Apparel & Luxury Goods – 0.6%
NIKE Inc - Class B	718,676	54,166,610
Total Common Stocks (cost $2,520,218,356)		5,664,997,328
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $175,340,858)	175,323,416	175,358,481
Total Investments (total cost $6,031,747,714) – 101.6%		9,127,955,762
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(142,284,706)
Net Assets – 100%		$8,985,671,056

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$9,005,219,186	98.7%
United Kingdom	32,210,574	0.3
Canada	23,875,562	0.3
France	16,871,325	0.2
Switzerland	11,520,191	0.1
Germany	10,358,071	0.1
Finland	10,010,078	0.1
Japan	7,851,144	0.1
Australia	6,797,028	0.1
Ireland	3,242,603	0.0
Total	$9,127,955,762	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$279,389,312	$889,873,459	$(993,904,291)	$4,118	$(4,117)	$175,358,481	175,323,416	$7,195,761
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,200	10/3/24	$449,281,250	$1,564,072
5 Year US Treasury Note	5,266	10/3/24	561,240,406	4,874,100
Ultra Long Term US Treasury Bond	624	9/30/24	78,214,500	2,301,864
US Treasury Long Bond	1,818	9/30/24	215,092,125	5,633,158
Total - Futures Long				14,373,194
Futures Short:
10 Year US Treasury Note	42	9/30/24	(4,619,344)	1,008
Ultra 10-Year Treasury Note	1,987	9/30/24	(225,586,594)	(4,185,711)
Total - Futures Short				(4,184,703)
Total				$10,188,491
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$14,374,202
Liability Derivatives:
*Futures contracts	$4,185,711

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(16,994,043)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(14,533,096)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Portfolio’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 19

Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Futures contracts:
Average notional amount of contracts - long	$1,479,208,445
Average notional amount of contracts - short	205,596,002
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$1,262,246,786, which represents 14.0% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Aspen Series | 21

Janus Henderson VIT Balanced Portfolio
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$876,947,946	$-
Bank Loans and Mezzanine Loans	-	31,637,400	-
Corporate Bonds	-	1,178,846,640	-
Mortgage-Backed Securities	-	837,779,735	-
United States Treasury Notes/Bonds	-	362,388,232	-
Common Stocks	5,664,997,328	-	-
Investment Companies	-	175,358,481	-
Total Investments in Securities	$5,664,997,328	$3,462,958,434	$-
Other Financial Instruments(a):
Futures Contracts	14,374,202	-	-
Total Assets	$5,679,371,530	$3,462,958,434	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$4,185,711	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

22 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $5,856,406,856)	$8,952,597,281
Affiliated investments, at value (cost $175,340,858)	175,358,481
Cash	107,401
Collateral for To Be Announced transactions	40,000
Deposits with brokers for futures	16,020,000
Variation margin receivable on futures contracts	973,666
Trustees' deferred compensation	247,451
Receivables:
Interest	24,821,410
Investments sold	16,794,611
TBA investments sold	6,045,159
Dividends	2,089,814
Portfolio shares sold	1,190,296
Dividends from affiliates	818,941
Other assets	29,196
Total Assets	9,197,133,707
Liabilities:
Variation margin payable on futures contracts	3,479,033
Payables:
Investments purchased	99,245,311
TBA investments purchased	99,054,973
Advisory fees	4,034,398
Portfolio shares repurchased	2,994,106
12b-1 Distribution and shareholder servicing fees	1,740,836
Transfer agent fees and expenses	377,191
Trustees' deferred compensation fees	247,452
Professional fees	54,039
Trustees' fees and expenses	46,879
Affiliated portfolio administration fees payable	18,338
Custodian fees	2,189
Accrued expenses and other payables	167,906
Total Liabilities	211,462,651
Net Assets	$8,985,671,056
Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,019,041,359
Total distributable earnings (loss)	2,966,629,697
Total Net Assets	$8,985,671,056
Net Assets - Institutional Shares	$455,052,678
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,190,236
Net Asset Value Per Share	$49.51
Net Assets - Service Shares	$8,530,618,378
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	162,288,638
Net Asset Value Per Share	$52.56
See Notes to Financial Statements.
Janus Aspen Series | 23

Janus Henderson VIT Balanced Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Interest	$77,889,359
Dividends	31,217,588
Dividends from affiliates	7,195,761
Other income	487,325
Total Investment Income	116,790,033
Expenses:
Advisory fees	23,618,826
12b-1 Distribution and shareholder servicing fees:
Service Shares	10,191,468
Transfer agent administrative fees and expenses:
Institutional Shares	108,872
Service Shares	2,038,294
Other transfer agent fees and expenses:
Institutional Shares	3,760
Service Shares	40,733
Affiliated portfolio administration fees	107,358
Trustees' fees and expenses	98,842
Professional fees	52,921
Custodian fees	22,453
Shareholder reports expense	19,470
Registration fees	8,205
Other expenses	333,025
Total Expenses	36,644,227
Net Investment Income/(Loss)	80,145,806
Net Realized Gain/(Loss) on Investments:
Investments	102,724,979
Investments in affiliates	4,118
Futures contracts	(16,994,043)
Total Net Realized Gain/(Loss) on Investments	85,735,054
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	699,660,931
Investments in affiliates	(4,117)
Futures contracts	(14,533,096)
Total Change in Unrealized Net Appreciation/Depreciation	685,123,718
Net Increase/(Decrease) in Net Assets Resulting from Operations	$851,004,578
See Notes to Financial Statements.
24 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$80,145,806	$150,177,475
Net realized gain/(loss) on investments	85,735,054	(99,832,183)
Change in unrealized net appreciation/depreciation	685,123,718	1,065,988,917
Net Increase/(Decrease) in Net Assets Resulting from Operations	851,004,578	1,116,334,209
Dividends and Distributions to Shareholders:
Institutional Shares	(4,454,446)	(8,446,199)
Service Shares	(70,382,524)	(134,776,763)
Net Decrease from Dividends and Distributions to Shareholders	(74,836,970)	(143,222,962)
Capital Share Transactions:
Institutional Shares	(2,907,422)	(22,543,408)
Service Shares	(168,138,813)	(44,130,567)
Net Increase/(Decrease) from Capital Share Transactions	(171,046,235)	(66,673,975)
Net Increase/(Decrease) in Net Assets	605,121,373	906,437,272
Net Assets:
Beginning of period	8,380,549,683	7,474,112,411
End of period	$8,985,671,056	$8,380,549,683
See Notes to Financial Statements.
Janus Aspen Series | 25

Janus Henderson VIT Balanced Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.28	$40.01	$50.23	$43.58	$39.48	$33.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.49	0.91	0.57	0.42	0.61	0.74
Net realized and unrealized gain/(loss)	4.23	5.27	(8.87)	7.03	4.86	6.74
Total from Investment Operations	4.72	6.18	(8.30)	7.45	5.47	7.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.91)	(0.54)	(0.43)	(0.73)	(0.72)
Distributions (from capital gains)	—	—	(1.38)	(0.37)	(0.64)	(1.03)
Total Dividends and Distributions	(0.49)	(0.91)	(1.92)	(0.80)	(1.37)	(1.75)
Net Asset Value, End of Period	$49.51	$45.28	$40.01	$50.23	$43.58	$39.48
Total Return*	10.42%	15.53%	(16.50)%	17.22%	14.31%	22.59%
Net Assets, End of Period (in thousands)	$455,053	$418,783	$391,354	$512,742	$464,280	$446,026
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.61%	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.61%	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of Net Investment Income/(Loss)	2.09%	2.14%	1.32%	0.91%	1.54%	1.99%
Portfolio Turnover Rate(2)	40%	97%	89%	56%	80%	79%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
26 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$48.05	$42.48	$53.15	$46.11	$41.70	$35.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.85	0.48	0.32	0.54	0.68
Net realized and unrealized gain/(loss)	4.49	5.54	(9.32)	7.42	5.15	7.11
Total from Investment Operations	4.95	6.39	(8.84)	7.74	5.69	7.79
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.82)	(0.45)	(0.33)	(0.64)	(0.65)
Distributions (from capital gains)	—	—	(1.38)	(0.37)	(0.64)	(1.03)
Total Dividends and Distributions	(0.44)	(0.82)	(1.83)	(0.70)	(1.28)	(1.68)
Net Asset Value, End of Period	$52.56	$48.05	$42.48	$53.15	$46.11	$41.70
Total Return*	10.29%	15.11%	(16.61)%	16.91%	14.05%	22.27%
Net Assets, End of Period (in thousands)	$8,530,618	$7,961,766	$7,082,759	$8,272,771	$6,217,051	$4,845,966
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.87%	0.86%	0.86%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.86%	0.86%	0.87%	0.87%
Ratio of Net Investment Income/(Loss)	1.84%	1.89%	1.09%	0.65%	1.28%	1.74%
Portfolio Turnover Rate(2)	40%	97%	89%	56%	80%	79%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Aspen Series | 27

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Balanced Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
28 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Janus Aspen Series | 29

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
30 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective
Janus Aspen Series | 31

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.
3.
Other Investments and Strategies
Market Risk
The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be
32 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Notes to Financial Statements (unaudited)
significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of June 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or
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Notes to Financial Statements (unaudited)
other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully
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Notes to Financial Statements (unaudited)
invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation
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Notes to Financial Statements (unaudited)
of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2024, the Portfolio engaged in cross trades amounting to $11,213 in sales, resulting in a net realized gain of $1,135. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
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Notes to Financial Statements (unaudited)
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(219,001,840)	$-	$(219,001,840)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,041,133,865	$3,175,254,244	$(88,432,347)	$3,086,821,897
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$14,374,202	$(4,185,711)	$10,188,491
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	497,357	$23,420,239	562,948	$23,996,875
Reinvested dividends and distributions	90,080	4,454,446	192,712	8,446,199
Shares repurchased	(646,020)	(30,782,107)	(1,288,375)	(54,986,482)
Net Increase/(Decrease)	(58,583)	$(2,907,422)	(532,715)	$(22,543,408)
Service Shares:
Shares sold	2,721,722	$137,349,865	6,728,027	$303,583,268
Reinvested dividends and distributions	1,340,620	70,382,524	2,896,657	134,776,763
Shares repurchased	(7,455,017)	(375,871,202)	(10,686,923)	(482,490,598)
Net Increase/(Decrease)	(3,392,675)	$(168,138,813)	(1,062,239)	$(44,130,567)
7.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,604,080,148	$1,377,281,356	$1,759,744,327	$1,989,935,070
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
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Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
Janus Aspen Series | 41

Janus Henderson VIT Balanced Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
42 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 43

Janus Henderson VIT Balanced Portfolio
Notes
44 | June 30, 2024

Janus Henderson VIT Balanced Portfolio
Notes
Janus Aspen Series | 45

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81113 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Enterprise Portfolio
Janus Aspen Series

Janus Henderson VIT Enterprise Portfolio

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 96.9%
Aerospace & Defense – 1.5%
L3Harris Technologies Inc	106,142	$23,837,370
Airlines – 0.9%
Ryanair Holdings PLC (ADR)	118,170	13,759,715
Biotechnology – 2.6%
Argenx SE (ADR)*	28,582	12,291,403
Ascendis Pharma A/S (ADR)*	76,622	10,449,708
Sarepta Therapeutics Inc*	69,733	11,017,814
Vaxcyte Inc*	109,013	8,231,572
		41,990,497
Capital Markets – 2.9%
Cboe Global Markets Inc	51,015	8,675,611
Charles Schwab Corp	183,436	13,517,399
LPL Financial Holdings Inc	88,557	24,733,970
		46,926,980
Chemicals – 1.3%
Corteva Inc	377,357	20,354,637
Commercial Services & Supplies – 5.1%
Cimpress PLC*	155,603	13,632,379
Clean Harbors Inc*	68,869	15,574,724
RB Global Inc	202,211	15,440,832
Rentokil Initial PLC	991,660	5,781,269
Rentokil Initial PLC (ADR)#	521,599	15,465,410
Veralto Corp	175,268	16,732,836
		82,627,450
Construction & Engineering – 0.8%
APi Group Corp*	351,442	13,224,763
Diversified Financial Services – 3.7%
Fidelity National Information Services Inc	186,838	14,080,112
Global Payments Inc	101,317	9,797,354
WEX Inc*	199,240	35,293,373
		59,170,839
Electric Utilities – 1.8%
Alliant Energy Corp	579,298	29,486,268
Electrical Equipment – 1.4%
Sensata Technologies Holding PLC	598,656	22,383,748
Electronic Equipment, Instruments & Components – 5.0%
Flex Ltd*	1,296,376	38,230,128
TE Connectivity Ltd	74,436	11,197,408
Teledyne Technologies Inc*	81,333	31,555,577
		80,983,113
Entertainment – 2.1%
Liberty Media Corp-Liberty Formula One - Series A*	54,039	3,470,925
Liberty Media Corp-Liberty Formula One - Series C*	415,127	29,822,724
		33,293,649
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	96,425	10,295,297
Health Care Equipment & Supplies – 9.2%
Boston Scientific Corp*	754,419	58,097,807
Cooper Cos Inc/The	163,245	14,251,289
Dentsply Sirona Inc	381,227	9,496,365
ICU Medical Inc*	103,035	12,235,406
STERIS PLC	58,577	12,859,995
Teleflex Inc	201,489	42,379,181
		149,320,043
Hotels, Restaurants & Leisure – 2.4%
Aramark	646,217	21,984,303
DoorDash Inc - Class A*	90,158	9,807,387
Entain PLC	934,019	7,393,627
		39,185,317
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Information Technology Services – 5.9%
Amdocs Ltd	396,235	$31,270,866
GoDaddy Inc*	461,222	64,437,326
		95,708,192
Insurance – 5.6%
Intact Financial Corp	273,326	45,559,662
Ryan Specialty Group Holdings Inc - Class A	175,683	10,173,802
WR Berkley Corp	437,526	34,380,793
		90,114,257
Interactive Media & Services – 0.3%
Ziff Davis Inc*	101,468	5,585,813
Life Sciences Tools & Services – 4.7%
Avantor Inc*	825,636	17,503,483
Illumina Inc*	61,234	6,391,605
PerkinElmer Inc	342,270	35,890,432
Waters Corp*	54,541	15,823,435
		75,608,955
Machinery – 4.5%
Fortive Corp	324,931	24,077,387
Ingersoll Rand Inc	240,027	21,804,053
Wabtec Corp	170,089	26,882,566
		72,764,006
Multi-Utilities – 2.2%
Ameren Corp	257,926	18,341,118
DTE Energy Co	157,872	17,525,371
		35,866,489
Oil, Gas & Consumable Fuels – 1.4%
ONEOK Inc	278,808	22,736,792
Pharmaceuticals – 0.4%
Catalent Inc*	102,749	5,777,576
Professional Services – 6.3%
Broadridge Financial Solutions Inc	145,740	28,710,780
Ceridian HCM Holding Inc*	295,831	14,673,218
SS&C Technologies Holdings Inc	690,021	43,243,616
TransUnion	159,265	11,811,092
UL Solutions Inc - Class A	80,109	3,379,799
		101,818,505
Road & Rail – 3.3%
JB Hunt Transport Services Inc	198,664	31,786,240
TFI International Inc	147,782	21,452,035
		53,238,275
Semiconductor & Semiconductor Equipment – 7.4%
KLA Corp	23,990	19,779,995
Lam Research Corp	9,808	10,444,049
Microchip Technology Inc	182,773	16,723,729
NXP Semiconductors NV	146,021	39,292,791
ON Semiconductor Corp*	473,620	32,466,651
		118,707,215
Software – 6.6%
AppLovin Corp - Class A*	100,001	8,322,083
Constellation Software Inc/Canada	27,394	78,941,341
Dynatrace Inc*	187,561	8,391,479
Nice Ltd (ADR)*	28,868	4,964,430
Topicus.com Inc	68,941	5,896,701
		106,516,034
Specialized Real Estate Investment Trusts (REITs) – 1.3%
Lamar Advertising Co	181,627	21,709,875
Specialty Retail – 2.7%
Burlington Stores Inc*	59,991	14,397,840
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
CarMax Inc*	287,418	$21,079,236
Wayfair Inc - Class A*	141,735	7,473,687
		42,950,763
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	415,376	15,751,058
Trading Companies & Distributors – 2.0%
Ferguson PLC	166,856	32,311,664
Total Common Stocks (cost $992,453,623)		1,564,005,155
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $55,546,193)	55,536,837	55,547,944
Investments Purchased with Cash Collateral from Securities Lending – 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	8,095,835	8,095,835
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 7/1/24	$2,023,959	2,023,959
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,119,794)		10,119,794
Total Investments (total cost $1,058,119,610) – 100.9%		1,629,672,893
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(14,770,297)
Net Assets – 100%		$1,614,902,596

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,376,525,702	84.5%
Canada	183,041,629	11.2
United Kingdom	28,640,306	1.8
Ireland	13,759,715	0.8
Belgium	12,291,403	0.8
Denmark	10,449,708	0.6
Israel	4,964,430	0.3
Total	$1,629,672,893	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$33,641,177	$70,163,304	$(48,256,537)	$7	$(7)	$55,547,944	55,536,837	$1,000,948
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	-	72,178,611	(64,082,776)	-	-	8,095,835	8,095,835	5,492 ∆
Total Affiliated Investments - 3.9%
	$33,641,177	$142,341,915	$(112,339,313)	$7	$(7)	$63,643,779	63,632,672	$1,006,440
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	7/18/24	(1,445,000)	$1,056,387	$(417)
Euro	7/18/24	858,000	(930,742)	(11,207)
Euro	7/18/24	709,000	(758,939)	910
Euro	7/18/24	(1,050,000)	1,131,360	6,055
				(4,659)
Barclays Capital, Inc.:
Canadian Dollar	7/18/24	(10,624,000)	7,769,687	(200)
Euro	7/18/24	1,737,000	(1,855,942)	5,634
Euro	7/18/24	840,000	(907,729)	(7,484)
Euro	7/18/24	(4,730,000)	5,097,289	28,056
Euro	7/18/24	(2,515,000)	2,691,418	(3,957)
				22,049
BNP Paribas:
Canadian Dollar	7/18/24	(1,331,000)	973,261	(169)
Euro	7/18/24	380,000	(409,485)	(2,232)
				(2,401)
Citibank, National Association:
Canadian Dollar	7/18/24	(8,976,000)	6,562,910	(1,709)
Euro	7/18/24	(2,717,000)	2,928,608	16,746
				15,037
Goldman Sachs & Co. LLC:
Canadian Dollar	7/18/24	(673,000)	492,196	(5)
Euro	7/18/24	861,000	(936,868)	(14,117)
Euro	7/18/24	(4,991,000)	5,379,514	30,563
				16,441
HSBC Securities (USA), Inc.:
Canadian Dollar	7/18/24	1,544,000	(1,134,960)	(5,752)
Canadian Dollar	7/18/24	1,371,000	(999,151)	3,533
Canadian Dollar	7/18/24	(10,778,000)	7,885,157	2,641
Euro	7/18/24	797,000	(854,124)	37
Euro	7/18/24	(5,201,400)	5,607,271	32,829
				33,288
JPMorgan Chase Bank, National Association:
Canadian Dollar	7/18/24	(13,935,000)	10,189,518	(1,877)
Euro	7/18/24	(8,792,400)	9,472,312	49,326
				47,449
Morgan Stanley & Co. International PLC:
Canadian Dollar	7/18/24	215,000	(157,208)	33
Euro	7/18/24	333,000	(358,941)	(2,058)
				(2,025)
State Street Bank and Trust Company:
Canadian Dollar	7/18/24	(939,000)	688,281	1,541
Canadian Dollar	7/18/24	(13,977,500)	10,214,684	(7,793)
Euro	7/18/24	(9,315,000)	10,036,819	53,753
				47,501
Total				$172,680
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/8/25	2,042,841	EUR	$(294,947)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/26/25	2,019,254	EUR	(268,780)
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	3/12/25	1,420,967	EUR	(291,491)
Total						$(855,218)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$231,657	$-	$231,657
Liability Derivatives:
Forward foreign currency exchange contracts	$58,977	$-	$58,977
Swaps - OTC, at value		855,218	$855,218
Total Liability Derivatives	$58,977	$855,218	$914,195
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(247,349)	$-	$(247,349)
Swap contracts	-	20,609	$20,609
Total	$(247,349)	$20,609	$(226,740)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$2,989,321	$-	$2,989,321
Swap contracts	-	(879,111)	$(879,111)
Total	$2,989,321	$(879,111)	$2,110,210
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Portfolio’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Enterprise Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$5,977,140
Average amounts sold - in USD	84,932,700
Total return swaps:
Average notional amount	4,788,607

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$6,965	$(6,965)	$—	$—
Barclays Capital, Inc.	33,690	(11,641)	—	22,049
Citibank, National Association	16,746	(1,709)	—	15,037
Goldman Sachs & Co. LLC	30,563	(14,122)	—	16,441
HSBC Securities (USA), Inc.	39,040	(5,752)	—	33,288
JPMorgan Chase Bank, National Association	9,807,111	(1,877)	(9,757,785)	47,449
Morgan Stanley & Co. International PLC	33	(33)	—	—
State Street Bank and Trust Company	55,294	(7,793)	—	47,501
Total	$9,989,442	$(49,892)	$(9,757,785)	$181,765

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$11,624	$(6,965)	$—	$4,659
Barclays Capital, Inc.	11,641	(11,641)	—	—
BNP Paribas	2,401	—	—	2,401
Citibank, National Association	1,709	(1,709)	—	—
Goldman Sachs & Co. LLC	14,122	(14,122)	—	—
HSBC Securities (USA), Inc.	5,752	(5,752)	—	—
JPMorgan Chase Bank, National Association	1,877	(1,877)	—	—
Morgan Stanley & Co. International PLC	2,058	(33)	—	2,025
State Street Bank and Trust Company	7,793	(7,793)	—	—
UBS AG, London Branch	855,218	—	(600,000)	255,218
Total	$914,195	$(49,892)	$(600,000)	$264,303

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$76,846,181	$5,781,269	$-
Hotels, Restaurants & Leisure	31,791,690	7,393,627	-
All Other	1,442,192,388	-	-
Investment Companies	-	55,547,944	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,119,794	-
Total Investments in Securities	$1,550,830,259	$78,842,634	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	231,657	-
Total Assets	$1,550,830,259	$79,074,291	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$58,977	$-
OTC Swaps	-	855,218	-
Total Liabilities	$-	$914,195	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Aspen Series | 7

Janus Henderson VIT Enterprise Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $994,477,582)(1)	$1,566,029,114
Affiliated investments, at value (cost $63,642,028)	63,643,779
Cash	20
Deposits with brokers for OTC derivatives	600,000
Forward foreign currency exchange contracts	231,657
Trustees' deferred compensation	44,488
Receivables:
Portfolio shares sold	1,483,756
Dividends	883,329
Investments sold	644,523
Dividends from affiliates	205,846
Dividends and interest on swap contracts	20,609
Other assets	7,430
Total Assets	1,633,794,551
Liabilities:
Collateral for securities loaned (Note 3)	10,119,794
Forward foreign currency exchange contracts	58,977
OTC swap contracts, at value (premium paid/received $0)	855,218
Payables:
Investments purchased	4,288,605
Portfolio shares repurchased	2,300,551
Advisory fees	840,320
12b-1 Distribution and shareholder servicing fees	195,939
Transfer agent fees and expenses	68,816
Trustees' deferred compensation fees	44,488
Professional fees	30,179
Trustees' fees and expenses	8,697
Affiliated portfolio administration fees payable	3,282
Custodian fees	1,229
Accrued expenses and other payables	75,860
Total Liabilities	18,891,955
Net Assets	$1,614,902,596
Net Assets Consist of:
Capital (par value and paid-in surplus)	$959,295,495
Total distributable earnings (loss)	655,607,101
Total Net Assets	$1,614,902,596
Net Assets - Institutional Shares	$647,384,984
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	8,413,351
Net Asset Value Per Share	$76.95
Net Assets - Service Shares	$967,517,612
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	14,157,034
Net Asset Value Per Share	$68.34

(1)	Includes $9,757,785 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$7,830,891
Dividends from affiliates	1,000,948
Affiliated securities lending income, net	5,492
Unaffiliated securities lending income, net	1,813
Other income	2,492
Foreign tax withheld	(219,277)
Total Investment Income	8,622,359
Expenses:
Advisory fees	5,056,981
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,171,467
Transfer agent administrative fees and expenses:
Institutional Shares	160,783
Service Shares	234,294
Other transfer agent fees and expenses:
Institutional Shares	6,031
Service Shares	5,395
Professional fees	27,151
Shareholder reports expense	22,185
Affiliated portfolio administration fees	19,754
Trustees' fees and expenses	18,219
Custodian fees	15,268
Registration fees	12,332
Other expenses	64,684
Total Expenses	6,814,544
Net Investment Income/(Loss)	1,807,815
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	76,421,854
Investments in affiliates	7
Forward foreign currency exchange contracts	(247,349)
Swap contracts	20,609
Total Net Realized Gain/(Loss) on Investments	76,195,121
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	3,587,430
Investments in affiliates	(7)
Forward foreign currency exchange contracts	2,989,321
Swap contracts	(879,111)
Total Change in Unrealized Net Appreciation/Depreciation	5,697,633
Net Increase/(Decrease) in Net Assets Resulting from Operations	$83,700,569
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Enterprise Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$1,807,815	$5,102,054
Net realized gain/(loss) on investments	76,195,121	72,606,134
Change in unrealized net appreciation/depreciation	5,697,633	162,695,770
Net Increase/(Decrease) in Net Assets Resulting from Operations	83,700,569	240,403,958
Dividends and Distributions to Shareholders:
Institutional Shares	(30,636,325)	(41,418,577)
Service Shares	(49,780,398)	(66,077,334)
Net Decrease from Dividends and Distributions to Shareholders	(80,416,723)	(107,495,911)
Capital Share Transactions:
Institutional Shares	7,299,616	13,208,769
Service Shares	51,754,728	32,921,076
Net Increase/(Decrease) from Capital Share Transactions	59,054,344	46,129,845
Net Increase/(Decrease) in Net Assets	62,338,190	179,037,892
Net Assets:
Beginning of period	1,552,564,406	1,373,526,514
End of period	$1,614,902,596	$1,552,564,406
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$76.52	$69.58	$100.51	$94.21	$85.46	$67.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.36	0.20	0.22	0.20	0.29
Net realized and unrealized gain/(loss)	4.09	11.85	(16.86)	14.99	14.53	23.06
Total from Investment Operations	4.24	12.21	(16.66)	15.21	14.73	23.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.12)	(0.17)	(0.33)	(0.06)	(0.16)
Distributions (from capital gains)	(3.30)	(5.15)	(14.10)	(8.58)	(5.92)	(4.75)
Total Dividends and Distributions	(3.81)	(5.27)	(14.27)	(8.91)	(5.98)	(4.91)
Net Asset Value, End of Period	$76.95	$76.52	$69.58	$100.51	$94.21	$85.46
Total Return*	5.55%	18.07%	(15.94)%	16.83%	19.47%	35.48%
Net Assets, End of Period (in thousands)	$647,385	$636,056	$565,810	$736,679	$768,141	$791,044
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.72%	0.72%	0.71%	0.72%	0.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.72%	0.72%	0.71%	0.72%	0.72%
Ratio of Net Investment Income/(Loss)	0.37%	0.49%	0.28%	0.22%	0.25%	0.37%
Portfolio Turnover Rate	7%	13%	15%	17%	16%	14%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Enterprise Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$68.37	$62.78	$92.49	$87.46	$79.93	$63.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.16	0.02	(0.03)	— (2)	0.09
Net realized and unrealized gain/(loss)	3.65	10.64	(15.57)	13.87	13.45	21.63
Total from Investment Operations	3.70	10.80	(15.55)	13.84	13.45	21.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.06)	(0.06)	(0.23)	—	(0.04)
Distributions (from capital gains)	(3.30)	(5.15)	(14.10)	(8.58)	(5.92)	(4.75)
Total Dividends and Distributions	(3.73)	(5.21)	(14.16)	(8.81)	(5.92)	(4.79)
Net Asset Value, End of Period	$68.34	$68.37	$62.78	$92.49	$87.46	$79.93
Total Return*	5.41%	17.78%	(16.15)%	16.54%	19.18%	35.14%
Net Assets, End of Period (in thousands)	$967,518	$916,508	$807,716	$1,039,696	$922,221	$821,408
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.97%	0.96%	0.96%	0.97%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.96%	0.96%	0.97%	0.97%
Ratio of Net Investment Income/(Loss)	0.13%	0.25%	0.03%	(0.03)%	0.00% (3)	0.12%
Portfolio Turnover Rate	7%	13%	15%	17%	16%	14%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Enterprise Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Janus Aspen Series | 13

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
The Portfolio did not hold a significant amount of Level 3 securities as of June 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
14 | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
Janus Aspen Series | 15

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short
16 | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Portfolio entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.
During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Portfolio entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $9,757,785. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $10,119,794, resulting in the net amount due the counterparty of $362,009.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Portfolio generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to these contracts. Certain securities may be segregated at the Portfolio’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Portfolio’s corresponding forward foreign currency exchange contract's obligation value.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will,
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Notes to Financial Statements (unaudited)
and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended June 30, 2024, the Portfolio engaged in cross trades amounting to $175,658 in purchases.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,057,492,964	$648,435,688	$(76,255,759)	$572,179,929
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$231,657	$(914,195)	$(682,538)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	377,291	$29,853,089	1,224,720	$88,891,456
Reinvested dividends and distributions	398,703	30,636,325	578,639	41,418,577
Shares repurchased	(674,858)	(53,189,798)	(1,623,431)	(117,101,264)
Net Increase/(Decrease)	101,136	$7,299,616	179,928	$13,208,769
Service Shares:
Shares sold	958,894	$68,224,891	1,780,953	$115,982,113
Reinvested dividends and distributions	729,383	49,780,398	1,033,087	66,077,334
Shares repurchased	(935,506)	(66,250,561)	(2,276,110)	(149,138,371)
Net Increase/(Decrease)	752,771	$51,754,728	537,930	$32,921,076
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Janus Henderson VIT Enterprise Portfolio
Notes to Financial Statements (unaudited)
7.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$105,653,445	$144,261,043	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Enterprise Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
Janus Aspen Series | 25

Janus Henderson VIT Enterprise Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
26 | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
Janus Aspen Series | 27

Janus Henderson VIT Enterprise Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
28 | June 30, 2024

Janus Henderson VIT Enterprise Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81116 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Flexible Bond Portfolio
Janus Aspen Series

Janus Henderson VIT Flexible Bond Portfolio

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 27.1%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.5070%, 9/15/34ž,‡	$629,029	$600,478
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	882,266	875,791
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26ž	31,662	31,627
Aimco 2020-11A AR, CME Term SOFR 3 Month + 1.3916%, 6.7087%, 10/17/34ž,‡	330,000	330,275
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	49,596	48,056
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	48,514	46,723
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	172,162	158,572
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	130,233	119,360
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	262,542	254,290
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,545,658	1,500,218
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,091,000	1,052,206
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	234,264	210,890
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	1,220,050	1,222,928
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.7085%, 7/18/34ž,‡	278,000	278,458
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	130,990	129,320
Babson CLO Ltd 2018-3A A1, CME Term SOFR 3 Month + 1.2116%, 6.5362%, 7/20/29ž,‡	73,357	73,354
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6562%, 4/21/31ž,‡	1,208,000	1,209,020
Babson CLO Ltd 2020-4A A, CME Term SOFR 3 Month + 1.4816%, 6.8062%, 1/20/32ž,‡	358,086	358,519
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	1,942,234	1,942,234
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 0%, 7/20/37ž,‡	270,000	270,000
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	307,727
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6638%, 1/27/50ž,‡	483,710	406,655
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5906%, 1/27/50ž,‡	381,984	311,366
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5069%, 1/27/50ž,‡	563,509	446,883
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	249,440
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	1,447,000	1,338,444
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 0%, 7/15/37ž,‡	1,174,000	1,174,000
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 7.2268%, 4/15/37ž,‡	1,351,000	1,351,469
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	1,289,000	1,336,504
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	1,057,626	987,346
BX Commercial Mortgage Trust 2019-MMP C, CME Term SOFR 1 Month + 1.4940%, 6.8230%, 8/15/36ž,‡	271,641	265,903
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	309,000	274,953
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	614,000	545,595
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.3735%, 10/15/37ž,‡	184,755	183,715
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	848,000	837,747
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.2435%, 2/15/36ž,‡	762,341	752,669
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 6.0958%, 5/15/38ž,‡	193,215	190,751
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.3933%, 9/15/36ž,‡	$1,043,000	$1,027,741
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 7.0933%, 9/15/36ž,‡	1,096,000	1,082,194
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 6.0780%, 4/15/39ž,‡	981,729	966,087
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.2688%, 11/15/28ž,‡	1,158,226	1,149,550
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 8.0178%, 11/15/28ž,‡	993,397	978,514
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.8114%, 7/16/29ž,‡	1,494,815	1,489,593
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7662%, 1/22/35ž,‡	1,312,000	1,312,510
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.3362%, 1/22/35ž,‡	500,944	501,417
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.6545%, 5/31/32ž,‡	777,000	777,235
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.9488%, 9/15/38ž,‡	1,282,000	1,287,618
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	125,975
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,132,822	1,036,390
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	415,619	371,484
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	1,014,864	1,000,776
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,995,882	2,927,840
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	67,509	66,749
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 2/25/50ž,‡	480,267	463,401
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 0%, 7/17/37ž,‡	2,132,000	2,132,000
CIFC Funding Ltd 2021-4A A, CME Term SOFR 3 Month + 1.3116%, 6.6402%, 7/15/33ž,‡	1,057,088	1,058,339
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1880%, 1/23/35ž,‡	383,807	384,189
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	290,510	286,507
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	211,857	206,067
Cold Storage Trust 2020-ICE5 A, CME Term SOFR 1 Month + 1.0145%, 6.3415%, 11/15/37ž,‡	1,740,876	1,735,365
Cold Storage Trust 2020-ICE5 B, CME Term SOFR 1 Month + 1.4145%, 6.7415%, 11/15/37ž,‡	774,597	771,554
Cold Storage Trust 2020-ICE5 C, CME Term SOFR 1 Month + 1.7645%, 7.0915%, 11/15/37ž,‡	777,545	775,410
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	38,487	36,538
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 7.1410%, 6/17/41ž,‡	1,450,000	1,443,046
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.3354%, 11/25/41ž,‡	1,922,000	1,933,741
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 6.1854%, 12/25/41ž,‡	295,289	294,920
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9854%, 12/25/41ž,‡	711,000	714,970
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4854%, 12/25/41ž,‡	2,186,000	2,246,062
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 8.3354%, 1/27/42ž,‡	804,000	826,240
Connecticut Avenue Securities Trust 2022-R03 1M1, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	506,259	513,951
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.2354%, 4/25/42ž,‡	76,080	76,710
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R03 2M1, US 30 Day Average SOFR + 2.5000%, 7.8354%, 4/27/43ž,‡	$622,872	$634,304
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 7.0354%, 7/27/43ž,‡	681,290	685,927
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2850%, 9/25/43ž,‡	318,431	320,871
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.8354%, 10/26/43ž,‡	645,107	648,881
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3854%, 1/25/44ž,‡	612,441	612,441
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4850%, 3/25/44ž,‡	387,185	387,184
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.4237%, 5/25/44ž,‡	597,376	597,376
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	162,695	162,454
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	557,317	562,925
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	204,400	205,598
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	2,006,000	1,960,993
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	537,423
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,594,866
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	206,594	202,810
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40ž	1,074,000	1,101,812
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,034,918
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,067,328
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 0%, 7/20/37ž,‡	2,348,000	2,348,000
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.7362%, 4/20/34ž,‡	419,000	419,736
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	367,252	358,513
Fannie Mae REMICS, 3.0000%, 5/25/48	778,474	692,652
Fannie Mae REMICS, 3.0000%, 11/25/49	809,645	708,498
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	693,399	691,637
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	663,301	665,284
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	1,972,887	1,657,330
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	264,744	256,280
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 6.1354%, 10/25/41ž,‡	290,692	290,512
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.4354%, 9/25/41ž,‡	306,930	308,664
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6854%, 12/25/41ž,‡	1,639,000	1,658,083
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.4354%, 3/25/42ž,‡	395,549	399,107
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.4350%, 4/27/43ž,‡	348,882	355,441
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.3354%, 6/25/43ž,‡	81,140	81,677
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1854%, 11/25/43ž,‡	592,955	600,907
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.5354%, 5/25/44ž,‡	854,965	856,395
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	641,294	613,239
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	4,803,261	815
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	1,613,692	454
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	2,510,715	2,082,920
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	1,285,989	1,276,820
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	1,464,397	1,470,550
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0496%, 3/1/28ž,‡	446,000	447,749
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 7.0201%, 5/15/41ž,‡	$1,795,000	$1,792,314
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	350,160
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	576,048
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2880%, 1/23/35ž,‡	380,629	380,629
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž	1,520,000	1,519,533
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	310,682
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	258,912	253,855
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	617,268	611,890
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	1,213,000	1,191,817
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	830,000	808,792
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26ž	24,952	24,873
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	346,681	345,472
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.8911%, 6/15/26ž,‡	1,192,215	1,186,219
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5662%, 3/20/30ž,‡	152,241	152,442
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	383,032	376,673
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	338,854	340,866
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	389,824
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž	493,034	493,382
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 6.1435%, 3/15/38ž,‡	1,851,916	1,818,557
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.5435%, 3/15/38ž,‡	1,034,085	1,006,233
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.6241%, 5/16/39ž,‡	1,237,000	1,217,015
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	402,946	403,096
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	317,000	317,021
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5762%, 4/20/32ž,‡	1,050,000	1,051,059
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	342,000	343,906
MED Trust 2021-MDLN E, CME Term SOFR 1 Month + 3.2645%, 8.5935%, 11/15/38ž,‡	1,491,840	1,490,847
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	677,489	631,093
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	867,852	808,526
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	862,643	728,281
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	570,017	541,211
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	890,000	896,146
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.2444%, 4/15/38ž,‡	1,418,962	1,406,641
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.7944%, 4/15/38ž,‡	800,879	792,496
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	432,510
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	556,850
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	561,546
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	840,201
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 7.0588%, 3/15/39ž,‡	617,000	611,242
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	161,798	154,847
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.9701%, 3/15/41ž,‡	2,142,000	2,134,921
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	131,332	126,856
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	325,189	306,599
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	713,184	668,028
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	$950,220	$878,578
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	959,186	890,029
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	501,419	421,461
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	1,483,749	1,253,088
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,966,449	1,632,322
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	834,149	681,785
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4179%, 10/15/28ž,‡	789,375	798,923
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5648%, 10/15/28ž,‡	292,439	293,057
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29ž	45,839	45,599
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	1,387,083	1,408,244
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	413,183	411,533
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	832,969	809,727
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	1,536,091	1,491,489
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51ž,‡	957,246	848,921
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	1,216,468	1,197,273
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	366,403	347,602
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.9136%, 1/25/33ž,‡	809,039	814,369
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/17/37ž,‡	2,137,215	2,137,215
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2862%, 1/22/35ž,‡	393,948	394,395
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 0%, 7/15/39ž,‡	1,220,050	1,220,050
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	2,627,679	2,742,145
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	924,629	952,503
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	609,998	608,426
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	691,707	702,665
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	1,025,000	1,033,353
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,‡	1,221,000	1,220,978
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	44,362	43,874
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	350,350	348,509
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	88,406	75,841
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28ž,‡	1,812,000	1,880,100
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3290%, 1/15/39ž,‡	696,000	687,337
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6662%, 1/20/32ž,‡	1,208,000	1,208,563
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 6.1741%, 11/15/38ž,‡	144,486	143,335
Stack Infrastructure Issuer LLC 2024-1A A2, 5.9000%, 3/25/49ž	708,000	699,647
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	570,090	467,054
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	920,808	990,398
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	2,921,612	3,014,425
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26ž	136,880	135,995
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	810,958	753,620
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	144,766	144,039
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32ž	6,027	6,021
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	982,000	930,415
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	559,516
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.3435%, 7/15/39ž,‡	605,000	561,606
VCAT Asset Securitization LLC 2021-NPL1 A1, 5.2891%, 12/26/50ž,Ç	56,983	56,577
VMC Finance LLC 2021-HT1 A, CME Term SOFR 1 Month + 1.7645%, 7.0964%, 1/19/37ž,‡	421,292	412,858
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40ž,‡	1,000,000	997,380
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 5

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.5935%, 2/15/40ž,‡	$192,409	$190,978
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	567,448	474,563
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	187,540	179,758
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	490,363	490,838
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	644,413	596,312
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	663,949	666,819
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43ž,‡	1,059,536	1,070,508
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	1,929,981	1,955,111
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	834,866	831,727
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	2,655,535	2,689,704
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	883,132	890,596
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $167,621,682)		164,574,496
Bank Loans and Mezzanine Loans – 1.9%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.50000%, 7.8291%, 6/18/31ƒ,‡	913,755	912,613
Consumer Non-Cyclical – 0.3%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.25000%, 7.5887%, 6/26/31ƒ,‡	380,000	380,950
Medline Borrower LP, CME Term SOFR 1 Month + 2.25000%, 7.5779%, 10/23/28ƒ,‡	1,478,000	1,478,000
		1,858,950
Industrial – 0.6%
AECOM Technology, CME Term SOFR 1 Month + 1.8750%, 7.2189%, 4/17/31‡	1,492,000	1,499,773
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 7.3439%, 12/18/28‡	2,005,874	2,003,548
		3,503,321
Technology – 0.4%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 7.3439%, 5/9/31‡	2,518,472	2,543,919
Transportation – 0.5%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 7.3346%, 4/10/31ƒ,‡	2,953,591	2,949,515
Total Bank Loans and Mezzanine Loans (cost $11,736,926)		11,768,318
Corporate Bonds – 34.9%
Banking – 5.5%
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	1,159,000	1,192,258
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,μ	1,915,000	1,907,057
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	1,483,000	1,599,411
Bank of Montreal, US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	1,144,000	936,156
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	995,000	924,919
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	975,000	964,788
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	669,000	684,510
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡,#	332,000	333,579
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	1,339,000	1,474,066
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	877,000	871,270
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 9.0070%‡,μ	152,000	151,617
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	1,810,000	2,036,057
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,003,000	1,028,163
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	375,000	371,734
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	2,135,000	2,142,165
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	1,516,000	1,566,362
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	657,000	651,961
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	897,000	951,366
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,μ	730,000	727,912
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,477,000	1,472,207
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,172,000	996,105
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	1,017,000	1,011,877
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	$1,565,000	$1,705,642
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	571,000	586,148
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	592,000	590,458
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	488,000	485,870
UBS Group AG, US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30ž,‡	1,120,000	1,117,776
UBS Group AG, 5.6990%, 2/8/35ž	945,000	944,036
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,266,384
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡	904,000	907,467
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	1,797,000	1,789,455
		33,388,776
Basic Industry – 1.0%
Celanese US Holdings LLC, 6.3500%, 11/15/28	584,000	600,049
Celanese US Holdings LLC, 6.3300%, 7/15/29	578,000	594,469
Celanese US Holdings LLC, 6.5500%, 11/15/30	1,029,000	1,075,298
Graphic Packaging International LLC, 6.3750%, 7/15/32ž	3,016,000	3,012,222
Novelis Corp, 3.2500%, 11/15/26ž	862,000	811,145
		6,093,183
Brokerage – 1.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	2,411,000	2,417,365
Intercontinental Exchange Inc, 5.2500%, 6/15/31	694,000	697,917
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	2,618,000	2,684,691
LPL Holdings Inc, 6.0000%, 5/20/34	1,203,000	1,201,195
Nasdaq Inc, 5.3500%, 6/28/28	287,000	289,606
Nasdaq Inc, 5.5500%, 2/15/34	2,213,000	2,215,999
		9,506,773
Capital Goods – 3.2%
BAE Systems PLC, 5.1250%, 3/26/29ž	592,000	589,364
BAE Systems PLC, 5.2500%, 3/26/31ž	222,000	221,405
Berry Global Inc, 5.8000%, 6/15/31ž	2,081,000	2,077,959
Berry Global Inc, 5.6500%, 1/15/34ž	1,749,000	1,708,263
Boeing Co/The, 6.2980%, 5/1/29ž	491,000	497,903
Boeing Co/The, 6.3880%, 5/1/31ž	1,230,000	1,252,210
Boeing Co/The, 6.5280%, 5/1/34ž	1,184,000	1,212,297
Boeing Co/The, 6.8580%, 5/1/54ž	518,000	531,557
Boeing Co/The, 7.0080%, 5/1/64ž	252,000	258,015
Bombardier Inc, 7.0000%, 6/1/32ž	2,122,000	2,151,477
EMRLD Borrower LP / Emerald Co-Issuer Inc, 6.7500%, 7/15/31ž	1,384,000	1,401,300
L3Harris Technologies Inc, 5.4000%, 7/31/33	1,146,000	1,142,386
Regal Rexnord Corp, 6.0500%, 4/15/28	1,072,000	1,084,879
RTX Corp, 5.7500%, 1/15/29	576,000	591,416
TransDigm Inc, 6.6250%, 3/1/32ž	1,377,000	1,390,852
Trinity Industries Inc, 7.7500%, 7/15/28ž	2,324,000	2,405,815
WESCO Distribution Inc, 6.3750%, 3/15/29ž	732,000	734,645
		19,251,743
Communications – 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,899,000	2,928,401
T-Mobile USA Inc, 4.8500%, 1/15/29	939,000	927,337
T-Mobile USA Inc, 5.1500%, 4/15/34	803,000	789,240
		4,644,978
Consumer Cyclical – 3.4%
CBRE Services Inc, 5.9500%, 8/15/34	3,514,000	3,557,417
CBRE Services Inc, 5.5000%, 4/1/29	779,000	783,045
Choice Hotels International Inc, 5.8500%, 8/1/34	2,603,000	2,565,538
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	1,265,000	1,260,557
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	984,000	973,282
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	346,000	366,170
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	341,000	358,703
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 7

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	$700,000	$739,673
General Motors Financial Co Inc, 5.7500%, 2/8/31	831,000	833,217
General Motors Financial Co Inc, 5.9500%, 4/4/34	1,117,000	1,117,954
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	98,527
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	901,000	946,656
Home Depot Inc/The, 4.7500%, 6/25/29	558,000	554,751
Home Depot Inc/The, 4.8500%, 6/25/31	690,000	684,583
Home Depot Inc/The, 4.9500%, 6/25/34	552,000	546,246
LKQ Corp, 5.7500%, 6/15/28	1,497,000	1,511,102
LKQ Corp, 6.2500%, 6/15/33	1,415,000	1,452,305
Royal Caribbean Cruises Ltd, 6.2500%, 3/15/32ž	1,117,000	1,126,384
ZF North America Capital Inc, 6.7500%, 4/23/30ž	1,187,000	1,208,890
		20,685,000
Consumer Non-Cyclical – 6.5%
AbbVie Inc, 4.8000%, 3/15/29	1,033,000	1,029,007
AbbVie Inc, 4.9500%, 3/15/31	893,000	890,677
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	987,000	991,680
Concentra Escrow Issuer Corporation, 6.8750%, 7/15/32ž	1,169,000	1,184,384
Hasbro Inc, 6.0500%, 5/14/34	3,538,000	3,532,352
HCA Inc, 5.2000%, 6/1/28	695,000	692,248
HCA Inc, 5.4500%, 4/1/31	657,000	656,528
HCA Inc, 3.6250%, 3/15/32	1,794,000	1,580,268
HCA Inc, 5.6000%, 4/1/34	1,054,000	1,047,645
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,698,000	1,802,359
Illumina Inc, 5.7500%, 12/13/27	1,915,000	1,932,655
IQVIA Inc, 6.2500%, 2/1/29	1,351,000	1,388,546
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	2,001,000	1,970,506
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	861,000	743,283
Mattel Inc, 3.7500%, 4/1/29ž	2,643,000	2,437,466
Nestle Capital Corp, 4.7500%, 3/12/31ž	1,957,000	1,932,266
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	1,043,000	1,041,556
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	746,000	766,518
Polaris Inc, 6.9500%, 3/15/29	1,224,000	1,280,258
Smith & Nephew PLC, 5.4000%, 3/20/34	924,000	909,696
Solventum Corp, 5.4000%, 3/1/29ž	1,279,000	1,275,097
Solventum Corp, 5.4500%, 3/13/31ž	1,960,000	1,935,386
Solventum Corp, 5.6000%, 3/23/34ž	2,583,000	2,536,957
Solventum Corp, 6.0000%, 5/15/64ž	915,000	867,870
Sysco Corp, 5.7500%, 1/17/29	867,000	887,650
Tyson Foods Inc, 5.7000%, 3/15/34	1,620,000	1,613,744
Universal Health Services Inc, 2.6500%, 10/15/30	1,020,000	870,821
Universal Health Services Inc, 2.6500%, 1/15/32	2,353,000	1,919,678
		39,717,101
Electric – 2.3%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,501,000	1,495,470
Duke Energy Corp, 4.3000%, 3/15/28	1,083,000	1,050,678
Exelon Corp, 5.4500%, 3/15/34	1,122,000	1,114,020
Georgia Power Co, 4.6500%, 5/16/28	691,000	680,326
Georgia Power Co, 4.9500%, 5/17/33	1,211,000	1,180,739
Georgia Power Co, 5.2500%, 3/15/34	915,000	912,112
Liberty Utilities Co, 5.8690%, 1/31/34ž	1,076,000	1,076,709
National Grid PLC, 5.6020%, 6/12/28	486,000	490,732
National Grid PLC, 5.8090%, 6/12/33	1,193,000	1,198,741
Southern California Edison Co, 5.8500%, 11/1/27	1,171,000	1,193,793
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Electric – (continued)
Southern Co, 5.7000%, 3/15/34	$957,000	$972,970
Xcel Energy Inc, 5.4500%, 8/15/33	3,024,000	2,970,867
		14,337,157
Energy – 2.7%
Cheniere Energy Inc, 5.6500%, 4/15/34ž	1,356,000	1,357,071
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	315,000	321,758
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	873,000	892,134
DT Midstream Inc, 4.1250%, 6/15/29ž	1,683,000	1,554,833
DT Midstream Inc, 4.3750%, 6/15/31ž	973,000	886,231
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	501,729
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	169,728
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	2,015,000	2,035,366
EQT Corp, 5.7000%, 4/1/28	403,000	406,923
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	681,652
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,845,047
Occidental Petroleum Corp, 8.8750%, 7/15/30	665,000	765,813
Occidental Petroleum Corp, 6.6250%, 9/1/30	473,000	496,045
Occidental Petroleum Corp, 6.1250%, 1/1/31	837,000	856,695
Sunoco LP, 7.0000%, 5/1/29ž	1,412,000	1,447,135
Sunoco LP, 7.2500%, 5/1/32ž	795,000	822,315
Viper Energy Partners LP, 7.3750%, 11/1/31ž	1,396,000	1,445,821
		16,486,296
Finance Companies – 0.7%
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	860,000	891,161
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	1,452,000	1,441,449
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	1,014,000	1,041,889
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000	585,234
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	133,221
		4,092,954
Government Guarantee – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž,#	556,000	561,609
Insurance – 3.1%
Aon North America Inc, 5.3000%, 3/1/31	1,427,000	1,422,853
Aon North America Inc, 5.4500%, 3/1/34	2,922,000	2,909,166
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000	689,910
Arthur J Gallagher & Co, 5.4500%, 7/15/34	1,253,000	1,242,745
Centene Corp, 4.2500%, 12/15/27	3,733,000	3,582,023
Centene Corp, 2.4500%, 7/15/28	1,586,000	1,408,098
Centene Corp, 3.0000%, 10/15/30	1,232,000	1,053,445
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000	911,057
Health Care Service Corp, 5.4500%, 6/15/34ž	2,064,000	2,039,851
Health Care Service Corp, 5.8750%, 6/15/54ž	1,697,000	1,669,746
Humana Inc, 5.3750%, 4/15/31	1,303,000	1,296,082
Humana Inc, 5.8750%, 3/1/33	337,000	342,809
Humana Inc, 5.9500%, 3/15/34	562,000	574,504
		19,142,289
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Trust I, 5.4900%, 3/15/28ž	2,070,000	2,076,082
Technology – 3.7%
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,311,280
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	394,000	393,859
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	1,145,000	1,145,140
CoStar Group Inc, 2.8000%, 7/15/30ž	1,228,000	1,038,417
Equinix Europe 2 Financing Corporation LLC, 5.5000%, 6/15/34	1,337,000	1,334,828
Foundry JV Holdco LLC, 5.9000%, 1/25/30ž	489,000	495,987
Foundry JV Holdco LLC, 6.1500%, 1/25/32ž	1,429,000	1,456,672
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	3,381,000	3,352,092
Leidos Inc, 2.3000%, 2/15/31	249,000	205,154
Marvell Technology Inc, 4.8750%, 6/22/28	1,537,000	1,514,506
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 9

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Marvell Technology Inc, 5.7500%, 2/15/29	$1,756,000	$1,792,799
MSCI Inc, 4.0000%, 11/15/29ž	2,706,000	2,528,313
Trimble Inc, 4.9000%, 6/15/28	480,000	473,606
Trimble Inc, 6.1000%, 3/15/33	293,000	303,404
Zebra Technologies Corp, 6.5000%, 6/1/32ž	2,942,000	2,975,126
		22,321,183
Total Corporate Bonds (cost $212,177,634)		212,305,124
Mortgage-Backed Securities – 24.4%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	1,540,384	1,310,064
5.0000%, TBA, 30 Year Maturity	696,000	672,514
6.0000%, TBA, 30 Year Maturity	550,013	551,460
		2,534,038
Fannie Mae Pool:
3.0000%, 10/1/34	71,783	67,004
2.5000%, 11/1/34	112,521	102,604
3.0000%, 11/1/34	18,895	17,641
3.0000%, 12/1/34	18,030	16,831
2.5000%, 12/1/36	1,284,989	1,170,688
6.0000%, 2/1/37	53,547	55,409
4.5000%, 11/1/42	38,386	37,247
3.0000%, 1/1/43	17,520	15,543
3.0000%, 2/1/43	18,037	15,937
3.0000%, 5/1/43	129,965	114,677
5.0000%, 7/1/44	278,779	275,756
4.5000%, 10/1/44	87,769	85,146
4.5000%, 3/1/45	136,432	132,353
4.0000%, 5/1/45	38,831	36,321
4.5000%, 6/1/45	68,127	65,894
3.5000%, 1/1/48	99,430	89,994
4.0000%, 1/1/48	745,854	695,944
3.0000%, 2/1/48	78,693	69,135
4.0000%, 3/1/48	221,571	206,559
5.0000%, 5/1/48	65,706	64,433
4.0000%, 11/1/48	291,727	270,980
4.0000%, 12/1/48	45,441	42,210
4.0000%, 3/1/49	90,652	84,205
4.0000%, 6/1/49	93,505	86,737
4.0000%, 6/1/49	36,368	33,736
4.5000%, 6/1/49	16,736	16,004
3.0000%, 8/1/49	149,872	127,711
4.5000%, 8/1/49	26,007	24,869
3.0000%, 9/1/49	76,429	65,940
3.0000%, 9/1/49	40,015	35,159
4.0000%, 9/1/49	188,894	175,238
4.5000%, 1/1/50	34,525	33,012
4.0000%, 3/1/50	474,183	440,460
4.0000%, 4/1/50	133,566	123,652
3.0000%, 7/1/50	1,159,380	998,157
2.5000%, 8/1/50	134,891	113,079
4.0000%, 8/1/50	110,520	102,317
3.0000%, 9/1/50	135,726	116,768
4.0000%, 9/1/50	998,495	926,225
4.5000%, 10/1/50	586,161	560,973
4.5000%, 12/1/50	872,130	833,902
4.0000%, 1/1/51	824,253	764,595
4.0000%, 3/1/51	2,848,501	2,642,330
4.0000%, 3/1/51	46,874	43,482
4.0000%, 3/1/51	23,584	21,907
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
2.0000%, 7/1/51	$3,712,422	$2,915,801
4.0000%, 10/1/51	2,926,151	2,714,360
4.0000%, 10/1/51	348,056	322,864
3.0000%, 12/1/51	1,461,057	1,258,334
2.5000%, 1/1/52	860,848	715,213
3.5000%, 1/1/52	365,451	329,163
2.5000%, 2/1/52	4,457,357	3,690,695
2.5000%, 2/1/52	4,124,055	3,423,817
2.5000%, 2/1/52	1,726,808	1,422,564
3.5000%, 2/1/52	958,126	862,912
2.5000%, 3/1/52	1,863,372	1,539,991
2.5000%, 3/1/52	1,766,260	1,466,360
2.5000%, 3/1/52	1,753,851	1,453,114
2.5000%, 3/1/52	655,375	545,069
2.5000%, 3/1/52	146,077	121,029
2.5000%, 3/1/52	132,228	109,554
2.5000%, 3/1/52	126,379	104,921
2.5000%, 3/1/52	50,629	42,027
3.0000%, 3/1/52	675,829	582,104
3.5000%, 3/1/52	2,324,660	2,088,627
3.5000%, 3/1/52	1,183,958	1,066,114
3.0000%, 4/1/52	575,449	496,663
3.0000%, 4/1/52	490,205	422,034
3.0000%, 4/1/52	138,965	119,463
3.5000%, 4/1/52	494,356	444,085
3.5000%, 4/1/52	335,328	301,280
3.5000%, 4/1/52	265,020	238,434
3.5000%, 4/1/52	157,260	141,268
3.5000%, 4/1/52	90,717	81,623
3.5000%, 4/1/52	83,793	75,387
4.5000%, 4/1/52	73,491	69,383
4.5000%, 4/1/52	62,198	58,722
4.5000%, 4/1/52	35,656	33,657
4.5000%, 4/1/52	32,388	30,572
4.5000%, 4/1/52	28,303	26,717
4.5000%, 4/1/52	18,226	17,205
2.5000%, 5/1/52	3,521,412	2,915,115
3.5000%, 5/1/52	247,549	222,357
4.0000%, 5/1/52	321,365	298,511
4.5000%, 5/1/52	98,707	93,174
3.0000%, 6/1/52	870,704	746,695
3.5000%, 6/1/52	1,479,774	1,329,183
3.5000%, 6/1/52	820,354	738,511
3.0000%, 7/1/52	822,475	705,567
3.5000%, 7/1/52	214,648	192,804
3.5000%, 7/1/52	72,229	65,017
4.5000%, 7/1/52	396,332	375,047
3.5000%, 8/1/52	141,015	126,653
5.0000%, 10/1/52	319,147	310,291
5.0000%, 10/1/52	140,406	136,510
5.0000%, 1/1/53	223,283	217,087
5.0000%, 1/1/53	72,484	70,473
5.0000%, 2/1/53	87,921	85,479
5.0000%, 3/1/53	52,839	51,337
5.5000%, 3/1/53	110,240	109,604
5.0000%, 4/1/53	102,450	99,538
5.5000%, 4/1/53	52,797	52,484
5.0000%, 5/1/53	52,191	50,708
5.5000%, 5/1/53	97,539	96,955
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 11

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
5.5000%, 5/1/53	$50,770	$50,467
5.0000%, 6/1/53	185,840	182,445
5.0000%, 6/1/53	74,519	72,401
5.0000%, 6/1/53	63,456	61,653
5.5000%, 6/1/53	1,882,737	1,873,884
5.5000%, 6/1/53	29,801	29,654
4.5000%, 7/1/53	418,878	399,997
5.0000%, 7/1/53	657,333	644,258
5.0000%, 7/1/53	161,246	158,396
5.5000%, 7/1/53	2,840,422	2,801,034
5.5000%, 7/1/53	85,529	85,005
5.5000%, 7/1/53	51,473	51,211
4.5000%, 8/1/53	268,044	255,962
5.0000%, 8/1/53	943,471	925,365
5.0000%, 8/1/53	63,964	62,188
5.0000%, 9/1/53	142,172	139,344
5.5000%, 9/1/53	1,508,298	1,500,503
5.5000%, 11/1/53	583,520	586,046
5.0000%, 12/1/53	86,261	84,606
6.0000%, 1/1/54	585,558	600,219
5.5000%, 3/1/54	1,050,345	1,054,606
6.0000%, 3/1/54	486,918	497,863
6.0000%, 4/1/54	1,183,524	1,205,214
6.0000%, 5/1/54	1,790,380	1,814,249
3.5000%, 8/1/56	1,446,545	1,273,003
3.0000%, 2/1/57	996,293	838,003
3.0000%, 6/1/57	4,707	3,954
2.5000%, 3/1/62	3,545,910	2,803,826
		70,494,346
Freddie Mac Gold Pool:
4.0000%, 9/1/48	88,072	81,896
Freddie Mac Pool:
3.0000%, 5/1/31	626,876	595,520
3.0000%, 9/1/32	138,132	130,062
3.0000%, 10/1/32	40,820	38,376
3.0000%, 1/1/33	81,901	77,038
2.5000%, 12/1/33	756,636	705,242
3.0000%, 10/1/34	179,247	167,328
3.0000%, 10/1/34	87,075	81,278
2.5000%, 11/1/34	120,427	109,812
2.5000%, 11/1/34	82,402	75,139
2.5000%, 6/1/37	1,440,844	1,306,159
6.0000%, 4/1/40	77,788	80,502
4.5000%, 5/1/44	59,581	57,628
4.0000%, 2/1/46	239,304	223,497
3.5000%, 7/1/46	160,915	145,985
4.0000%, 3/1/47	57,699	53,886
3.5000%, 2/1/48	88,833	80,142
4.0000%, 4/1/48	210,078	195,698
4.5000%, 7/1/48	42,671	40,837
5.0000%, 9/1/48	11,146	10,920
4.0000%, 11/1/48	26,324	24,452
4.0000%, 12/1/48	306,690	284,887
4.5000%, 6/1/49	21,557	20,571
4.0000%, 7/1/49	253,919	235,562
4.5000%, 7/1/49	173,102	165,190
4.5000%, 7/1/49	27,481	26,278
3.0000%, 8/1/49	46,157	39,332
4.5000%, 8/1/49	153,905	146,871
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.0000%, 12/1/49	$107,183	$92,474
3.0000%, 12/1/49	58,942	50,854
4.5000%, 1/1/50	106,723	101,846
4.5000%, 1/1/50	29,819	28,512
4.0000%, 3/1/50	306,448	284,654
2.5000%, 8/1/50	68,897	57,777
2.5000%, 8/1/50	26,639	22,331
2.5000%, 9/1/50	125,163	104,885
4.5000%, 9/1/50	907,937	868,921
4.0000%, 10/1/50	63,008	58,448
4.5000%, 10/1/50	510,478	488,102
4.0000%, 11/1/50	569,152	527,957
2.5000%, 8/1/51	3,297,564	2,722,690
2.5000%, 9/1/51	2,027,837	1,679,323
2.5000%, 10/1/51	2,471,288	2,043,170
2.5000%, 11/1/51	697,967	580,967
2.5000%, 1/1/52	257,015	213,827
2.5000%, 1/1/52	164,656	136,937
2.5000%, 2/1/52	395,911	328,688
2.5000%, 2/1/52	277,576	228,460
3.0000%, 2/1/52	186,163	160,417
3.0000%, 2/1/52	125,122	108,088
2.5000%, 3/1/52	2,390,935	1,973,778
2.5000%, 3/1/52	65,480	54,252
3.0000%, 3/1/52	228,206	197,050
4.5000%, 3/1/52	15,306	14,451
3.5000%, 4/1/52	384,921	346,699
3.5000%, 4/1/52	179,667	161,397
3.5000%, 4/1/52	178,707	160,535
3.5000%, 4/1/52	56,508	50,839
3.5000%, 4/1/52	51,711	46,528
2.5000%, 5/1/52	2,797,014	2,287,819
2.5000%, 5/1/52	1,003,501	830,278
3.0000%, 6/1/52	2,459,526	2,124,690
3.0000%, 6/1/52	1,646,433	1,411,134
3.5000%, 6/1/52	1,498,746	1,349,808
5.5000%, 9/1/52	391,938	390,320
5.0000%, 10/1/52	628,030	610,603
5.0000%, 10/1/52	19,357	18,820
5.5000%, 10/1/52	24,949	24,884
5.0000%, 1/1/53	41,727	40,569
5.0000%, 1/1/53	36,247	35,241
5.0000%, 3/1/53	156,013	151,579
5.0000%, 3/1/53	152,941	148,594
5.0000%, 4/1/53	183,349	177,668
5.0000%, 5/1/53	375,483	364,811
5.0000%, 5/1/53	208,365	202,443
5.0000%, 5/1/53	40,872	39,711
5.5000%, 5/1/53	350,333	347,830
5.5000%, 5/1/53	218,550	217,242
5.0000%, 6/1/53	798,107	775,425
5.0000%, 6/1/53	140,270	135,493
5.0000%, 6/1/53	139,175	134,432
5.0000%, 6/1/53	110,897	107,120
5.0000%, 6/1/53	52,663	50,868
5.5000%, 6/1/53	501,253	498,255
5.5000%, 6/1/53	133,934	132,069
5.5000%, 6/1/53	110,478	108,939
5.5000%, 6/1/53	106,051	104,574
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 13

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
5.5000%, 6/1/53	$85,627	$84,431
5.0000%, 7/1/53	249,389	244,428
5.0000%, 7/1/53	194,976	191,415
5.5000%, 7/1/53	384,638	382,284
5.5000%, 7/1/53	261,120	257,483
5.5000%, 7/1/53	247,464	245,950
5.0000%, 8/1/53	2,888,000	2,832,577
5.0000%, 9/1/53	56,917	55,739
5.5000%, 9/1/53	415,146	416,690
6.0000%, 9/1/53	3,232,073	3,274,961
6.0000%, 9/1/53	990,489	1,013,247
6.0000%, 10/1/53	1,797,437	1,809,233
6.5000%, 11/1/53	1,054,467	1,085,609
5.5000%, 4/1/54	280,734	281,873
6.0000%, 4/1/54	1,300,484	1,317,821
		45,328,009
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	4,644,370	3,903,923
3.5000%, TBA, 30 Year Maturity	5,935,736	5,331,223
4.0000%, TBA, 30 Year Maturity	2,347,727	2,169,618
4.5000%, TBA, 30 Year Maturity	664,009	631,106
5.0000%, TBA, 30 Year Maturity	982,425	956,531
		12,992,401
Ginnie Mae I Pool:
4.0000%, 1/15/45	855,331	810,467
4.5000%, 8/15/46	1,078,629	1,037,561
4.0000%, 8/15/47	38,390	35,963
4.0000%, 11/15/47	34,312	31,958
4.0000%, 12/15/47	107,148	99,799
		2,015,748
Ginnie Mae II Pool:
3.0000%, 11/20/46	1,919,131	1,695,596
4.0000%, 8/20/47	106,619	99,952
4.0000%, 8/20/47	26,284	24,640
4.0000%, 8/20/47	10,064	9,434
4.5000%, 2/20/48	135,150	130,071
4.0000%, 5/20/48	170,488	159,361
4.5000%, 5/20/48	148,605	143,008
4.5000%, 5/20/48	43,437	41,801
4.0000%, 6/20/48	253,632	237,077
5.0000%, 8/20/48	217,522	214,805
3.5000%, 5/20/49	2,533,642	2,292,414
2.5000%, 3/20/51	2,422,955	2,040,305
3.0000%, 4/20/51	1,296,736	1,131,543
3.0000%, 7/20/51	1,215,416	1,060,021
3.0000%, 8/20/51	3,321,596	2,896,405
2.5000%, 1/20/52	2,993,980	2,474,086
		14,650,519
Total Mortgage-Backed Securities (cost $154,081,709)		148,096,957
United States Treasury Notes/Bonds – 10.4%
4.5000%, 5/31/29	10,988,900	11,063,590
4.6250%, 5/31/31	2,530,000	2,571,113
4.3750%, 5/15/34	22,783,000	22,790,120
4.6250%, 5/15/44#	14,713,000	14,685,413
4.2500%, 2/15/54	12,645,200	12,040,601
Total United States Treasury Notes/Bonds (cost $62,411,909)		63,150,837
Investment Companies – 5.6%
Money Markets – 5.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $33,994,486)	33,990,895	33,997,694
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 2.6%
Investment Companies – 2.0%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	12,385,988	$12,385,988
Time Deposits – 0.6%
Royal Bank of Canada, 5.3100%, 7/1/24	$3,511,497	3,511,497
Total Investments Purchased with Cash Collateral from Securities Lending (cost $15,897,485)		15,897,485
Total Investments (total cost $657,921,831) – 106.9%		649,790,911
Liabilities, net of Cash, Receivables and Other Assets – (6.9)%		(42,167,272)
Net Assets – 100%		$607,623,639

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$635,446,175	97.8%
Canada	4,626,632	0.7
United Kingdom	3,409,938	0.5
France	2,451,316	0.4
Switzerland	2,061,812	0.3
Germany	1,208,890	0.2
Japan	586,148	0.1
Total	$649,790,911	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 5.6%
Money Markets - 5.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$53,613,853	$177,470,646	$(197,086,805)	$594	$(594)	$33,997,694	33,990,895	$1,333,624
Investments Purchased with Cash Collateral from Securities Lending - 2.0%
Investment Companies - 2.0%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	13,649,589	40,369,537	(41,633,138)	-	-	12,385,988	12,385,988	22,128 ∆
Total Affiliated Investments - 7.6%
	$67,263,442	$217,840,183	$(238,719,943)	$594	$(594)	$46,383,682	46,376,883	$1,355,752

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	416	10/3/24	$84,955,000	$295,752
5 Year US Treasury Note	1,048	10/3/24	111,693,875	995,592
Ultra Long Term US Treasury Bond	107	9/30/24	13,411,781	391,442
US Treasury Long Bond	350	9/30/24	41,409,375	1,105,190
Total - Futures Long				2,787,976
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 15

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Short:
10 Year US Treasury Note	5	9/30/24	$(549,922)	$312
Ultra 10-Year Treasury Note	376	9/30/24	(42,687,750)	(801,812)
Total - Futures Short				(801,500)
Total				$1,986,476
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$2,788,288
Liability Derivatives:
*Futures contracts	$801,812

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$(3,388,250)	$(3,388,250)
Swap contracts	(17,853)	-	$(17,853)
Total	$(17,853)	$(3,388,250)	$(3,406,103)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(2,079,849)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Futures contracts:
Average notional amount of contracts - long	$272,226,143
Average notional amount of contracts - short	40,451,208
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 |

Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$15,338,635	$—	$(15,338,635)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 17

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$244,067,808, which represents 40.2% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
18 |

Janus Henderson VIT Flexible Bond Portfolio
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$164,574,496	$-
Bank Loans and Mezzanine Loans	-	11,768,318	-
Corporate Bonds	-	212,305,124	-
Mortgage-Backed Securities	-	148,096,957	-
United States Treasury Notes/Bonds	-	63,150,837	-
Investment Companies	-	33,997,694	-
Investments Purchased with Cash Collateral from Securities Lending	-	15,897,485	-
Total Investments in Securities	$-	$649,790,911	$-
Other Financial Instruments(a):
Futures Contracts	2,788,288	-	-
Total Assets	$2,788,288	$649,790,911	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$801,812	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

 | 19

Janus Henderson VIT Flexible Bond Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $611,541,357)(1)	$603,407,229
Affiliated investments, at value (cost $46,380,474)	46,383,682
Cash	14,620
Deposits with brokers for futures	3,090,000
Variation margin receivable on futures contracts	183,453
Trustees' deferred compensation	16,701
Receivables:
Investments sold	7,415,161
Interest	4,521,563
Portfolio shares sold	1,537,748
TBA investments sold	1,203,022
Dividends from affiliates	160,110
Other assets	31,309
Total Assets	667,964,598
Liabilities:
Collateral for securities loaned (Note 3)	15,897,485
Variation margin payable on futures contracts	651,594
Payables:
Investments purchased	25,747,530
TBA investments purchased	16,902,487
Portfolio shares repurchased	645,144
Advisory fees	218,146
12b-1 Distribution and shareholder servicing fees	101,473
Professional fees	36,881
Transfer agent fees and expenses	26,217
Trustees' deferred compensation fees	16,701
Trustees' fees and expenses	3,253
Affiliated portfolio administration fees payable	1,245
Custodian fees	109
Accrued expenses and other payables	92,694
Total Liabilities	60,340,959
Commitments and contingent liabilities (Note 4)
Net Assets	$607,623,639
Net Assets Consist of:
Capital (par value and paid-in surplus)	$714,371,443
Total distributable earnings (loss)	(106,747,804)
Total Net Assets	$607,623,639
Net Assets - Institutional Shares	$112,548,765
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	11,496,720
Net Asset Value Per Share	$9.79
Net Assets - Service Shares	$495,074,874
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	45,451,982
Net Asset Value Per Share	$10.89

(1)	Includes $15,338,635 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
20 | June 30, 2024

Janus Henderson VIT Flexible Bond Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Interest	$14,379,731
Dividends from affiliates	1,333,624
Affiliated securities lending income, net	22,128
Unaffiliated securities lending income, net	6,294
Other income	89,269
Total Investment Income	15,831,046
Expenses:
Advisory fees	1,477,149
12b-1 Distribution and shareholder servicing fees:
Service Shares	599,198
Transfer agent administrative fees and expenses:
Institutional Shares	27,803
Service Shares	119,840
Other transfer agent fees and expenses:
Institutional Shares	1,185
Service Shares	3,028
Non-affiliated portfolio administration fees	37,593
Professional fees	31,347
Shareholder reports expense	15,425
Registration fees	8,212
Affiliated portfolio administration fees	7,382
Trustees' fees and expenses	6,749
Custodian fees	4,889
Other expenses	91,473
Total Expenses	2,431,273
Less: Excess Expense Reimbursement and Waivers	(136,200)
Net Expenses	2,295,073
Net Investment Income/(Loss)	13,535,973
Net Realized Gain/(Loss) on Investments:
Investments	(3,596,527)
Investments in affiliates	594
Futures contracts	(3,388,250)
Swap contracts	(17,853)
Total Net Realized Gain/(Loss) on Investments	(7,002,036)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	(6,907,228)
Investments in affiliates	(594)
Futures contracts	(2,079,849)
Total Change in Unrealized Net Appreciation/Depreciation	(8,987,671)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,453,734)
See Notes to Financial Statements.
Janus Aspen Series | 21

Janus Henderson VIT Flexible Bond Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$13,535,973	$22,229,253
Net realized gain/(loss) on investments	(7,002,036)	(32,794,565)
Change in unrealized net appreciation/depreciation	(8,987,671)	40,715,795
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,453,734)	30,150,483
Dividends and Distributions to Shareholders:
Institutional Shares	(2,628,382)	(4,813,510)
Service Shares	(9,881,370)	(16,984,971)
Net Decrease from Dividends and Distributions to Shareholders	(12,509,752)	(21,798,481)
Capital Share Transactions:
Institutional Shares	(167,220)	6,784,673
Service Shares	22,518,292	32,594,010
Net Increase/(Decrease) from Capital Share Transactions	22,351,072	39,378,683
Net Increase/(Decrease) in Net Assets	7,387,586	47,730,685
Net Assets:
Beginning of period	600,236,053	552,505,368
End of period	$607,623,639	$600,236,053
See Notes to Financial Statements.
22 | June 30, 2024

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.06	$9.94	$12.05	$12.75	$11.88	$11.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.41	0.26	0.21	0.28	0.34
Net realized and unrealized gain/(loss)	(0.27)	0.14	(1.90)	(0.33)	0.96	0.72
Total from Investment Operations	(0.04)	0.55	(1.64)	(0.12)	1.24	1.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.43)	(0.27)	(0.25)	(0.37)	(0.39)
Distributions (from capital gains)	—	—	(0.20)	(0.33)	—	—
Total Dividends and Distributions	(0.23)	(0.43)	(0.47)	(0.58)	(0.37)	(0.39)
Net Asset Value, End of Period	$9.79	$10.06	$9.94	$12.05	$12.75	$11.88
Total Return*	(0.38)%	5.61%	(13.66)%	(0.90)%	10.48%	9.57%
Net Assets, End of Period (in thousands)	$112,549	$115,746	$107,682	$136,115	$145,792	$162,620
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.62%	0.64%	0.60%	0.59%	0.60%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.58%	0.59%	0.60%
Ratio of Net Investment Income/(Loss)	4.75%	4.07%	2.37%	1.72%	2.28%	2.89%
Portfolio Turnover Rate(2)	97%	203%	182%	160%	139%	177%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Aspen Series | 23

Janus Henderson VIT Flexible Bond Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.16	$10.99	$13.27	$13.99	$12.99	$12.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.42	0.25	0.20	0.28	0.34
Net realized and unrealized gain/(loss)	(0.30)	0.15	(2.09)	(0.37)	1.05	0.79
Total from Investment Operations	(0.05)	0.57	(1.84)	(0.17)	1.33	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.40)	(0.24)	(0.22)	(0.33)	(0.37)
Distributions (from capital gains)	—	—	(0.20)	(0.33)	—	—
Total Dividends and Distributions	(0.22)	(0.40)	(0.44)	(0.55)	(0.33)	(0.37)
Net Asset Value, End of Period	$10.89	$11.16	$10.99	$13.27	$13.99	$12.99
Total Return*	(0.45)%	5.29%	(13.90)%	(1.18)%	10.33%	9.28%
Net Assets, End of Period (in thousands)	$495,075	$484,490	$444,824	$547,915	$493,364	$396,771
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.87%	0.88%	0.84%	0.84%	0.85%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.82%	0.82%	0.82%	0.84%	0.85%
Ratio of Net Investment Income/(Loss)	4.51%	3.83%	2.12%	1.47%	2.03%	2.63%
Portfolio Turnover Rate(2)	97%	203%	182%	160%	139%	177%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
24 | June 30, 2024

Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Flexible Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
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Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
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Notes to Financial Statements (unaudited)
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Portfolio may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Portfolio is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
through its investments in futures contracts. The Portfolio may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Portfolio that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolio’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Portfolio purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Portfolio sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
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Notes to Financial Statements (unaudited)
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
The Portfolio may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Portfolio, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Portfolio will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Portfolio may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Portfolio, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Portfolio.
As a buyer of credit protection, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Portfolio as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and potentially received no benefit from the contract.
If the Portfolio is the seller of credit protection against a particular security, the Portfolio would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Portfolio would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
The Portfolio may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Portfolio holds a long position in a CDX, the Portfolio would indirectly bear its proportionate share of any expenses paid by a CDX. A Portfolio holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Portfolio could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty.
During the period, the Portfolio sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the period, the Portfolio purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.
There were no credit default swaps held at June 30, 2024.
3.
Other Investments and Strategies
Market Risk
The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of June 30, 2024.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
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Notes to Financial Statements (unaudited)
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
Sovereign Debt
The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Portfolio may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
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Janus Henderson VIT Flexible Bond Portfolio
Notes to Financial Statements (unaudited)
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
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Notes to Financial Statements (unaudited)
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $15,338,635. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $15,897,485, resulting in the net amount due to the counterparty of $558,850.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $300 Million	0.55
Over $300 Million	0.45
The Portfolio’s actual investment advisory fee rate for the reporting period was 0.50% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.52% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
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Notes to Financial Statements (unaudited)
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
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Notes to Financial Statements (unaudited)
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(56,125,575)	$(36,662,003)	$(92,787,578)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$658,111,311	$4,254,441	$(12,574,841)	$(8,320,400)
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$2,788,288	$(801,812)	$1,986,476
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	961,003	$9,530,189	2,231,460	$22,281,957
Reinvested dividends and distributions	266,841	2,628,382	482,279	4,813,510
Shares repurchased	(1,241,173)	(12,325,791)	(2,036,112)	(20,310,794)
Net Increase/(Decrease)	(13,329)	$(167,220)	677,627	$6,784,673
Service Shares:
Shares sold	4,891,410	$53,787,541	6,464,332	$71,398,401
Reinvested dividends and distributions	901,585	9,881,370	1,534,773	16,984,971
Shares repurchased	(3,738,192)	(41,150,619)	(5,064,707)	(55,789,362)
Net Increase/(Decrease)	2,054,803	$22,518,292	2,934,398	$32,594,010
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Notes to Financial Statements (unaudited)
7.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$296,001,081	$191,700,522	$285,317,296	$345,172,058
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
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Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
Janus Aspen Series | 41

Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
42 | June 30, 2024

Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
Janus Aspen Series | 43

Janus Henderson VIT Flexible Bond Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
44 | June 30, 2024

Janus Henderson VIT Flexible Bond Portfolio
Notes
Janus Aspen Series | 45

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81114 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Forty Portfolio
Janus Aspen Series

Janus Henderson VIT Forty Portfolio

Janus Henderson VIT Forty Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 99.5%
Aerospace & Defense – 1.9%
Howmet Aerospace Inc	294,285	$22,845,344
Banks – 1.3%
JPMorgan Chase & Co	74,665	15,101,743
Biotechnology – 7.3%
AbbVie Inc	169,788	29,122,038
Amgen Inc	48,554	15,170,697
Argenx SE (ADR)*	34,201	14,707,798
Madrigal Pharmaceuticals Inc*	35,642	9,985,463
Vertex Pharmaceuticals Inc*	35,193	16,495,663
		85,481,659
Capital Markets – 1.5%
Blackstone Group Inc	140,122	17,347,104
Chemicals – 1.5%
Linde PLC	39,757	17,445,769
Diversified Financial Services – 4.9%
Mastercard Inc - Class A	131,399	57,967,983
Electrical Equipment – 1.4%
Eaton Corp PLC	53,457	16,761,442
Health Care Providers & Services – 2.0%
UnitedHealth Group Inc	45,010	22,921,793
Hotels, Restaurants & Leisure – 4.3%
Booking Holdings Inc	8,868	35,130,582
Caesars Entertainment Inc*	185,991	7,391,282
DoorDash Inc - Class A*	76,150	8,283,597
		50,805,461
Information Technology Services – 0.7%
Shopify Inc*	126,559	8,359,222
Insurance – 1.9%
Progressive Corp/The	108,789	22,596,563
Interactive Media & Services – 10.0%
Alphabet Inc - Class C	277,776	50,949,674
Meta Platforms Inc - Class A	131,818	66,465,272
		117,414,946
Life Sciences Tools & Services – 2.1%
Danaher Corp	96,359	24,075,296
Machinery – 1.8%
Deere & Co	57,082	21,327,548
Multiline Retail – 8.4%
Amazon.com Inc*	406,868	78,627,241
MercadoLibre Inc*	12,375	20,337,075
		98,964,316
Pharmaceuticals – 3.1%
Eli Lilly & Co	40,000	36,215,200
Real Estate Management & Development – 1.9%
CoStar Group Inc*	298,587	22,137,240
Semiconductor & Semiconductor Equipment – 18.0%
Advanced Micro Devices Inc*	142,608	23,132,444
ASML Holding NV	34,108	34,883,275
Marvell Technology Inc	222,393	15,545,271
NVIDIA Corp	796,721	98,426,912
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	101,998	17,728,272
Texas Instruments Inc	106,885	20,792,339
		210,508,513
Software – 16.5%
Microsoft Corp	300,961	134,514,519
Oracle Corp	235,220	33,213,064
Workday Inc - Class A*	114,105	25,509,314
		193,236,897
Specialized Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp	86,973	16,905,812
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Forty Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.0%
Apple Inc	331,554	$69,831,903
Textiles, Apparel & Luxury Goods – 1.6%
LVMH Moet Hennessy Louis Vuitton SE	23,845	18,309,249
Total Common Stocks (cost $601,400,681)		1,166,561,003
Investment Companies – 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $11,689,445)	11,687,385	11,689,723
Total Investments (total cost $613,090,126) – 100.5%		1,178,250,726
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(6,213,425)
Net Assets – 100%		$1,172,037,301

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,063,925,835	90.3%
Netherlands	34,883,275	3.0
Argentina	20,337,075	1.7
France	18,309,249	1.6
Taiwan	17,728,272	1.5
Belgium	14,707,798	1.2
Canada	8,359,222	0.7
Total	$1,178,250,726	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$14,478,003	$115,457,277	$(118,245,558)	$79	$(78)	$11,689,723	11,687,385	$503,061
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	1,156,686	10,956,794	(12,113,480)	-	-	-	-	310 ∆
Total Affiliated Investments - 1.0%
	$15,634,689	$126,414,071	$(130,359,038)	$79	$(78)	$11,689,723	11,687,385	$503,371
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Forty Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Textiles, Apparel & Luxury Goods	$-	$18,309,249	$-
All Other	1,148,251,754	-	-
Investment Companies	-	11,689,723	-
Total Assets	$1,148,251,754	$29,998,972	$-
 | 3

Janus Henderson VIT Forty Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $601,400,681)	$1,166,561,003
Affiliated investments, at value (cost $11,689,445)	11,689,723
Cash	8,144
Trustees' deferred compensation	32,297
Receivables:
Investments sold	6,186,955
Dividends	294,682
Portfolio shares sold	176,632
Dividends from affiliates	86,639
Foreign tax reclaims	7,160
Other assets	3,786
Total Assets	1,185,047,021
Liabilities:
Payables:
Investments purchased	11,282,208
Portfolio shares repurchased	948,208
Advisory fees	480,693
12b-1 Distribution and shareholder servicing fees	139,411
Transfer agent fees and expenses	49,207
Trustees' deferred compensation fees	32,297
Professional fees	29,802
Trustees' fees and expenses	5,909
Affiliated portfolio administration fees payable	2,367
Custodian fees	577
Accrued expenses and other payables	39,041
Total Liabilities	13,009,720
Net Assets	$1,172,037,301
Net Assets Consist of:
Capital (par value and paid-in surplus)	$538,693,470
Total distributable earnings (loss)	633,343,831
Total Net Assets	$1,172,037,301
Net Assets - Institutional Shares	$482,059,824
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,041,752
Net Asset Value Per Share	$53.31
Net Assets - Service Shares	$689,977,477
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	14,525,841
Net Asset Value Per Share	$47.50
See Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson VIT Forty Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$3,825,682
Dividends from affiliates	503,061
Affiliated securities lending income, net	310
Unaffiliated securities lending income, net	79
Other income	1,688
Foreign tax withheld	(61,181)
Total Investment Income	4,269,639
Expenses:
Advisory fees	2,737,053
12b-1 Distribution and shareholder servicing fees:
Service Shares	809,410
Transfer agent administrative fees and expenses:
Institutional Shares	112,019
Service Shares	161,882
Other transfer agent fees and expenses:
Institutional Shares	4,000
Service Shares	3,509
Professional fees	25,051
Affiliated portfolio administration fees	13,695
Trustees' fees and expenses	12,760
Shareholder reports expense	9,326
Registration fees	8,586
Custodian fees	3,803
Other expenses	47,629
Total Expenses	3,948,723
Net Investment Income/(Loss)	320,916
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	72,740,082
Investments in affiliates	79
Total Net Realized Gain/(Loss) on Investments	72,740,161
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	121,096,920
Investments in affiliates	(78)
Total Change in Unrealized Net Appreciation/Depreciation	121,096,842
Net Increase/(Decrease) in Net Assets Resulting from Operations	$194,157,919
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Forty Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$320,916	$2,250,559
Net realized gain/(loss) on investments	72,740,161	93,019,655
Change in unrealized net appreciation/depreciation	121,096,842	208,524,248
Net Increase/(Decrease) in Net Assets Resulting from Operations	194,157,919	303,794,462
Dividends and Distributions to Shareholders:
Institutional Shares	(27,357,191)	(721,329)
Service Shares	(42,980,210)	(677,823)
Net Decrease from Dividends and Distributions to Shareholders	(70,337,401)	(1,399,152)
Capital Share Transactions:
Institutional Shares	11,584,301	(22,314,450)
Service Shares	8,650,082	(44,235,945)
Net Increase/(Decrease) from Capital Share Transactions	20,234,383	(66,550,395)
Net Increase/(Decrease) in Net Assets	144,054,901	235,844,915
Net Assets:
Beginning of period	1,027,982,400	792,137,485
End of period	$1,172,037,301	$1,027,982,400
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Forty Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.35	$33.89	$61.75	$57.00	$44.38	$35.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.16	0.10	(0.15)	(0.01)	0.09
Net realized and unrealized gain/(loss)	9.11	13.38	(20.82)	12.39	16.29	12.55
Total from Investment Operations	9.16	13.54	(20.72)	12.24	16.28	12.64
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.07)	—	(0.14)	(0.06)
Distributions (from capital gains)	(3.14)	—	(7.07)	(7.49)	(3.52)	(3.40)
Total Dividends and Distributions	(3.20)	(0.08)	(7.14)	(7.49)	(3.66)	(3.46)
Net Asset Value, End of Period	$53.31	$47.35	$33.89	$61.75	$57.00	$44.38
Total Return*	19.36%	39.96%	(33.55)%	22.90%	39.40%	37.16%
Net Assets, End of Period (in thousands)	$482,060	$418,209	$317,938	$523,822	$462,216	$362,001
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.55%	0.55%	0.77%	0.76%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.55%	0.55%	0.77%	0.76%	0.77%
Ratio of Net Investment Income/(Loss)	0.20%	0.39%	0.25%	(0.25)%	(0.02)%	0.23%
Portfolio Turnover Rate	18%	36%	39%	31%	41%	35%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Forty Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.49	$30.46	$56.64	$52.96	$41.53	$33.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	0.05	— (2)	(0.28)	(0.12)	(0.01)
Net realized and unrealized gain/(loss)	8.17	12.03	(19.09)	11.45	15.15	11.80
Total from Investment Operations	8.16	12.08	(19.09)	11.17	15.03	11.79
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.05)	(0.02)	—	(0.08)	(0.01)
Distributions (from capital gains)	(3.14)	—	(7.07)	(7.49)	(3.52)	(3.40)
Total Dividends and Distributions	(3.15)	(0.05)	(7.09)	(7.49)	(3.60)	(3.41)
Net Asset Value, End of Period	$47.50	$42.49	$30.46	$56.64	$52.96	$41.53
Total Return*	19.20%	39.65%	(33.73)%	22.60%	39.03%	36.85%
Net Assets, End of Period (in thousands)	$689,977	$609,773	$474,200	$718,925	$634,393	$525,112
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.80%	0.80%	1.02%	1.01%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.80%	0.80%	1.02%	1.01%	1.02%
Ratio of Net Investment Income/(Loss)	(0.04)%	0.14%	0.00% (3)	(0.50)%	(0.27)%	(0.02)%
Portfolio Turnover Rate	18%	36%	39%	31%	41%	35%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Forty Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as non diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
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Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
10 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest,
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Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when
12 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee
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Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
Rate plus/minus any Performance Adjustment. For the period ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.50%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that
14 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$614,897,075	$566,774,722	$(3,421,071)	$563,353,651
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	275,650	$14,195,255	581,746	$23,521,761
Reinvested dividends and distributions	514,620	27,357,191	15,519	721,329
Shares repurchased	(580,143)	(29,968,145)	(1,148,271)	(46,557,540)
Net Increase/(Decrease)	210,127	$11,584,301	(551,006)	$(22,314,450)
Service Shares:
Shares sold	668,244	$30,836,067	1,090,100	$40,342,648
Reinvested dividends and distributions	907,330	42,980,210	16,251	677,823
Shares repurchased	(1,401,565)	(65,166,195)	(2,322,499)	(85,256,416)
Net Increase/(Decrease)	174,009	$8,650,082	(1,216,148)	$(44,235,945)
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$195,352,551	$236,059,102	$-	$-
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Janus Henderson VIT Forty Portfolio
Notes to Financial Statements (unaudited)
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
16 | June 30, 2024

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Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
18 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
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Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
20 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
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Janus Henderson VIT Forty Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
22 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Notes
Janus Aspen Series | 23

Janus Henderson VIT Forty Portfolio
Notes
24 | June 30, 2024

Janus Henderson VIT Forty Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81115 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Global Research Portfolio
Janus Aspen Series

Janus Henderson VIT Global Research Portfolio

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 98.4%
Aerospace & Defense – 1.8%
Airbus SE	22,306	$3,075,249
BAE Systems PLC	803,606	13,416,093
		16,491,342
Automobiles – 0.7%
Toyota Motor Corp	306,400	6,309,038
Banks – 6.1%
BNP Paribas SA	130,833	8,382,608
Erste Group Bank AG	93,768	4,440,336
HDFC Bank Ltd	237,894	4,805,878
JPMorgan Chase & Co	89,875	18,178,117
Natwest Group PLC	2,612,716	10,246,857
UniCredit SpA	246,421	9,180,477
		55,234,273
Beverages – 2.4%
Constellation Brands Inc - Class A	31,575	8,123,616
Monster Beverage Corp*	181,018	9,041,849
Pernod Ricard SA	36,891	5,019,697
		22,185,162
Biotechnology – 2.4%
AbbVie Inc	37,630	6,454,297
Amgen Inc	14,042	4,387,423
Argenx SE (ADR)*	5,670	2,438,327
Ascendis Pharma A/S (ADR)*	14,678	2,001,786
Madrigal Pharmaceuticals Inc*	3,115	872,698
Vaxcyte Inc*	18,668	1,409,621
Vertex Pharmaceuticals Inc*	9,134	4,281,288
		21,845,440
Capital Markets – 3.2%
Ares Management Corp - Class A	38,066	5,073,437
Blackstone Group Inc	43,369	5,369,082
Charles Schwab Corp	93,925	6,921,333
LPL Financial Holdings Inc	21,476	5,998,247
Morgan Stanley	64,252	6,244,652
		29,606,751
Chemicals – 2.4%
Linde PLC	31,925	14,009,009
Sherwin-Williams Co	25,407	7,582,211
		21,591,220
Consumer Finance – 1.1%
Capital One Financial Corp	48,295	6,686,443
OneMain Holdings Inc	59,814	2,900,381
		9,586,824
Diversified Financial Services – 3.7%
Apollo Global Management Inc	51,667	6,100,323
Global Payments Inc	30,061	2,906,899
Mastercard Inc - Class A	29,084	12,830,697
Visa Inc	45,670	11,987,005
		33,824,924
Electronic Equipment, Instruments & Components – 1.4%
Hexagon AB - Class B	927,660	10,417,546
Keysight Technologies Inc*	17,827	2,437,842
		12,855,388
Entertainment – 1.8%
Liberty Media Corp-Liberty Formula One - Series C*	130,217	9,354,789
Netflix Inc*	11,065	7,467,547
		16,822,336
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	13,750	1,428,763
Boston Scientific Corp*	94,529	7,279,678
Edwards Lifesciences Corp*	45,195	4,174,662
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Hoya Corp	25,300	$2,960,662
Intuitive Surgical Inc*	1,163	517,361
Stryker Corp	9,714	3,305,188
		19,666,314
Health Care Providers & Services – 1.6%
AmerisourceBergen Corp	12,828	2,890,149
HCA Healthcare Inc	8,930	2,869,030
Humana Inc	4,374	1,634,345
UnitedHealth Group Inc	13,615	6,933,575
		14,327,099
Hotels, Restaurants & Leisure – 2.7%
Booking Holdings Inc	2,358	9,341,217
DoorDash Inc - Class A*	19,329	2,102,608
Entain PLC	287,862	2,278,695
McDonald's Corp	43,387	11,056,743
		24,779,263
Independent Power and Renewable Electricity Producers – 2.1%
RWE AG	102,403	3,502,763
Vistra Corp	183,101	15,743,024
		19,245,787
Industrial Conglomerates – 1.8%
3M Co	80,700	8,246,733
Honeywell International Inc	38,309	8,180,504
		16,427,237
Insurance – 2.8%
AIA Group Ltd	472,200	3,202,067
Arthur J Gallagher & Co	25,515	6,616,295
Beazley PLC	501,196	4,489,108
Progressive Corp/The	56,113	11,655,231
		25,962,701
Interactive Media & Services – 7.0%
Alphabet Inc - Class C	224,845	41,241,070
Meta Platforms Inc - Class A	44,233	22,303,163
		63,544,233
Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific Inc	8,404	4,647,412
Machinery – 3.0%
Alstom SA	448,806	7,531,189
Atlas Copco AB - Class A	574,381	10,829,455
Deere & Co	24,546	9,171,122
		27,531,766
Metals & Mining – 2.1%
Freeport-McMoRan Inc	116,045	5,639,787
Rio Tinto PLC	54,369	3,578,321
Teck Resources Ltd	208,906	10,012,338
		19,230,446
Multiline Retail – 3.1%
Amazon.com Inc*	146,416	28,294,892
Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd	240,762	8,576,893
Cheniere Energy Inc	15,699	2,744,656
ConocoPhillips	66,314	7,584,996
EOG Resources Inc	49,517	6,232,705
Marathon Petroleum Corp	10,171	1,764,465
Suncor Energy Inc	129,975	4,955,184
TC Energy Corp	142,505	5,402,668
TotalEnergies SE	73,256	4,881,765
		42,143,332
Personal Products – 1.8%
Unilever PLC	298,537	16,391,415
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Pharmaceuticals – 5.4%
AstraZeneca PLC	67,360	$10,499,521
Eli Lilly & Co	14,503	13,130,726
Merck & Co Inc	61,154	7,570,865
Novartis AG	55,299	5,925,303
Novo Nordisk A/S - Class B	59,095	8,443,540
Sanofi	42,896	4,122,647
		49,692,602
Real Estate Management & Development – 0.6%
CoStar Group Inc*	74,901	5,553,160
Road & Rail – 0.5%
Uber Technologies Inc*	65,439	4,756,107
Semiconductor & Semiconductor Equipment – 11.9%
Advanced Micro Devices Inc*	28,903	4,688,356
Analog Devices Inc	18,108	4,133,332
Applied Materials Inc	14,353	3,387,164
ASML Holding NV	15,353	15,837,449
Broadcom Inc	3,732	5,991,838
Lam Research Corp	5,940	6,325,209
Marvell Technology Inc	47,076	3,290,612
NVIDIA Corp	420,780	51,983,161
Taiwan Semiconductor Manufacturing Co Ltd	433,000	12,880,654
		108,517,775
Software – 9.4%
Autodesk Inc*	9,506	2,352,260
Constellation Software Inc/Canada	1,377	3,968,104
Microsoft Corp	125,131	55,927,300
Oracle Corp	16,909	2,387,551
Salesforce.com Inc	18,713	4,811,112
ServiceNow Inc*	3,633	2,857,972
Synopsys Inc*	16,291	9,694,122
Workday Inc - Class A*	18,742	4,189,962
		86,188,383
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	8,793	9,285,935
TJX Cos Inc	65,259	7,185,016
		16,470,951
Technology Hardware, Storage & Peripherals – 3.1%
Apple Inc	133,790	28,178,850
Textiles, Apparel & Luxury Goods – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	7,008	5,381,054
Moncler SpA	39,990	2,448,683
		7,829,737
Trading Companies & Distributors – 1.6%
Ferguson PLC	74,125	14,242,826
Wireless Telecommunication Services – 0.9%
T-Mobile US Inc	45,940	8,093,709
Total Common Stocks (cost $501,433,843)		898,068,695
Preferred Stocks – 1.0%
Automobiles – 1.0%
Dr Ing hc F Porsche AGž (cost $10,312,672)	119,919	8,914,231
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $2,347,416)	3,231,470	192,224
Rights – 0%
Machinery – 0%
Alstom SA* (cost $0)	231,817	132,605
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $6,553,345)	6,552,035	$6,553,345
Total Investments (total cost $520,647,276) – 100.1%		913,861,100
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(1,257,333)
Net Assets – 100%		$912,603,767

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$666,788,670	73.0%
United Kingdom	44,508,595	4.9
France	38,526,814	4.2
Canada	32,915,187	3.6
Netherlands	32,228,864	3.5
Sweden	21,247,001	2.3
Taiwan	12,880,654	1.4
Germany	12,416,994	1.4
Italy	11,629,160	1.3
Denmark	10,445,326	1.1
Japan	9,269,700	1.0
Switzerland	5,925,303	0.6
India	4,998,102	0.5
Austria	4,440,336	0.5
Hong Kong	3,202,067	0.4
Belgium	2,438,327	0.3
Total	$913,861,100	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$794,382	$52,963,219	$(47,204,256)	$-	$-	$6,553,345	6,552,035	$102,184
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	-	26,654,450	(26,654,450)	-	-	-	-	17,654 ∆
Total Affiliated Investments - 0.7%
	$794,382	$79,617,669	$(73,858,706)	$-	$-	$6,553,345	6,552,035	$119,838
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	2/24/25	3,680,728	EUR	$(419,103)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$419,103
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended June 30, 2024.
Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(419,103)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Total return swaps:
Average notional amount	$3,154,910

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability	Collateral Pledged	Net Amount
UBS AG, London Branch	$419,103	$—	$(270,000)	$149,103
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$8,914,231, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $192,224, which represents 0.0% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$192,224	0.0%
The Portfolio has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.
6  | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Notes to Schedule of Investments and Other Information (unaudited)
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$-	$16,491,342	$-
Automobiles	-	6,309,038	-
Banks	18,178,117	37,056,156	-
Beverages	17,165,465	5,019,697	-
Electronic Equipment, Instruments & Components	2,437,842	10,417,546	-
Health Care Equipment & Supplies	16,705,652	2,960,662	-
Hotels, Restaurants & Leisure	22,500,568	2,278,695	-
Independent Power and Renewable Electricity Producers	15,743,024	3,502,763	-
Insurance	18,271,526	7,691,175	-
Machinery	9,171,122	18,360,644	-
Metals & Mining	15,652,125	3,578,321	-
Oil, Gas & Consumable Fuels	37,261,567	4,881,765	-
Personal Products	-	16,391,415	-
Pharmaceuticals	20,701,591	28,991,011	-
Semiconductor & Semiconductor Equipment	79,799,672	28,718,103	-
Textiles, Apparel & Luxury Goods	-	7,829,737	-
Trading Companies & Distributors	-	14,242,826	-
All Other	409,759,528	-	-
Preferred Stocks	-	8,914,231	-
Private Placements	-	-	192,224
Rights	-	132,605	-
Investment Companies	-	6,553,345	-
Total Assets	$683,347,799	$230,321,077	$192,224
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$419,103	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Aspen Series | 7

Janus Henderson VIT Global Research Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $514,093,931)	$907,307,755
Affiliated investments, at value (cost $6,553,345)	6,553,345
Deposits with brokers for OTC derivatives	270,000
Trustees' deferred compensation	25,134
Receivables:
Investments sold	1,698,549
Foreign tax reclaims	553,244
Dividends	475,707
Portfolio shares sold	135,097
Dividends from affiliates	19,906
Other assets	19,380
Total Assets	917,058,117
Liabilities:
Due to custodian	18,714
OTC swap contracts, at value (premium paid/received $0)	419,103
Payables:
Investments purchased	2,818,133
Advisory fees	503,707
Portfolio shares repurchased	486,933
12b-1 Distribution and shareholder servicing fees	53,324
Transfer agent fees and expenses	39,056
Professional fees	36,459
Trustees' deferred compensation fees	25,134
Trustees' fees and expenses	4,630
Affiliated portfolio administration fees payable	1,859
Custodian fees	1,306
Accrued expenses and other payables	45,992
Total Liabilities	4,454,350
Net Assets	$912,603,767
Net Assets Consist of:
Capital (par value and paid-in surplus)	$474,350,223
Total distributable earnings (loss)	438,253,544
Total Net Assets	$912,603,767
Net Assets - Institutional Shares	$650,166,386
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,420,991
Net Asset Value Per Share	$69.01
Net Assets - Service Shares	$262,437,381
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,944,024
Net Asset Value Per Share	$66.54
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$7,995,627
Dividends from affiliates	102,184
Affiliated securities lending income, net	17,654
Unaffiliated securities lending income, net	4,318
Other income	2,016
Foreign tax withheld	(511,565)
Total Investment Income	7,610,234
Expenses:
Advisory fees	2,656,613
12b-1 Distribution and shareholder servicing fees:
Service Shares	308,559
Transfer agent administrative fees and expenses:
Institutional Shares	153,303
Service Shares	61,712
Other transfer agent fees and expenses:
Institutional Shares	5,736
Service Shares	1,452
Professional fees	29,088
Custodian fees	16,449
Shareholder reports expense	14,351
Registration fees	12,915
Affiliated portfolio administration fees	10,751
Trustees' fees and expenses	9,983
Other expenses	52,891
Total Expenses	3,333,803
Net Investment Income/(Loss)	4,276,431
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	44,832,929
Total Net Realized Gain/(Loss) on Investments	44,832,929
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	87,180,534
Swap contracts	(419,103)
Total Change in Unrealized Net Appreciation/Depreciation	86,761,431
Net Increase/(Decrease) in Net Assets Resulting from Operations	$135,870,791
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Research Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$4,276,431	$6,400,585
Net realized gain/(loss) on investments	44,832,929	29,246,189
Change in unrealized net appreciation/depreciation	86,761,431	139,443,372
Net Increase/(Decrease) in Net Assets Resulting from Operations	135,870,791	175,090,146
Dividends and Distributions to Shareholders:
Institutional Shares	(23,416,142)	(19,669,882)
Service Shares	(9,538,670)	(7,852,295)
Net Decrease from Dividends and Distributions to Shareholders	(32,954,812)	(27,522,177)
Capital Share Transactions:
Institutional Shares	2,657,190	(13,530,466)
Service Shares	2,010,761	(10,719,436)
Net Increase/(Decrease) from Capital Share Transactions	4,667,951	(24,249,902)
Net Increase/(Decrease) in Net Assets	107,583,930	123,318,067
Net Assets:
Beginning of period	805,019,837	681,701,770
End of period	$912,603,767	$805,019,837
See Notes to Financial Statements.
10 | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$61.10	$50.02	$71.28	$63.62	$56.59	$47.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.35	0.52	0.53	0.39	0.39	0.60
Net realized and unrealized gain/(loss)	10.13	12.67	(14.52)	10.90	10.04	12.67
Total from Investment Operations	10.48	13.19	(13.99)	11.29	10.43	13.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.52)	(0.60)	(0.36)	(0.41)	(0.54)
Distributions (from capital gains)	(2.24)	(1.59)	(6.67)	(3.27)	(2.99)	(3.27)
Total Dividends and Distributions	(2.57)	(2.11)	(7.27)	(3.63)	(3.40)	(3.81)
Net Asset Value, End of Period	$69.01	$61.10	$50.02	$71.28	$63.62	$56.59
Total Return*	17.16%	26.78%	(19.41)%	18.09%	20.06%	29.04%
Net Assets, End of Period (in thousands)	$650,166	$573,846	$482,188	$653,853	$600,868	$539,915
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.61%	0.64%	0.77%	0.84%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.61%	0.64%	0.77%	0.84%	0.79%
Ratio of Net Investment Income/(Loss)	1.06%	0.94%	0.98%	0.57%	0.72%	1.13%
Portfolio Turnover Rate	16%	25%	32%	20%	33%	36%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 11

Janus Henderson VIT Global Research Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.01	$48.41	$69.31	$62.00	$55.27	$46.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.37	0.38	0.21	0.25	0.45
Net realized and unrealized gain/(loss)	9.78	12.24	(14.11)	10.62	9.77	12.39
Total from Investment Operations	10.04	12.61	(13.73)	10.83	10.02	12.84
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.42)	(0.50)	(0.25)	(0.30)	(0.45)
Distributions (from capital gains)	(2.24)	(1.59)	(6.67)	(3.27)	(2.99)	(3.27)
Total Dividends and Distributions	(2.51)	(2.01)	(7.17)	(3.52)	(3.29)	(3.72)
Net Asset Value, End of Period	$66.54	$59.01	$48.41	$69.31	$62.00	$55.27
Total Return*	17.03%	26.45%	(19.61)%	17.80%	19.76%	28.71%
Net Assets, End of Period (in thousands)	$262,437	$231,174	$199,513	$258,922	$235,787	$214,425
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.95%	0.86%	0.89%	1.02%	1.09%	1.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.86%	0.89%	1.02%	1.09%	1.04%
Ratio of Net Investment Income/(Loss)	0.81%	0.69%	0.73%	0.32%	0.47%	0.88%
Portfolio Turnover Rate	16%	25%	32%	20%	33%	36%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Global Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Janus Aspen Series | 13

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
The Portfolio did not hold a significant amount of Level 3 securities as of June 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
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would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short
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sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Portfolio entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will receive payments
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equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due
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to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2024.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a
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bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Portfolio’s benchmark index used in the calculation is the MSCI World Index SM .
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.62%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain
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administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the
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provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$521,512,055	$401,168,995	$(8,819,950)	$392,349,045
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(419,103)	$(419,103)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	170,082	$11,486,134	353,190	$19,679,517
Reinvested dividends and distributions	340,301	23,416,142	351,048	19,669,882
Shares repurchased	(480,880)	(32,245,086)	(951,802)	(52,879,865)
Net Increase/(Decrease)	29,503	$2,657,190	(247,564)	$(13,530,466)
Service Shares:
Shares sold	108,815	$7,103,044	158,290	$8,538,316
Reinvested dividends and distributions	143,763	9,538,670	145,245	7,852,295
Shares repurchased	(225,777)	(14,630,953)	(507,574)	(27,110,047)
Net Increase/(Decrease)	26,801	$2,010,761	(204,039)	$(10,719,436)
22 | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Notes to Financial Statements (unaudited)
7.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$138,265,695	$167,453,221	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
24 | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
26 | June 30, 2024

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
Janus Aspen Series | 27

Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
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Janus Henderson VIT Global Research Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 29

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81112 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Global Sustainable Equity Portfolio
Janus Aspen Series

Janus Henderson VIT Global Sustainable Equity Portfolio

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 97.6%
Auto Components – 1.0%
Aptiv PLC*	1,610	$113,376
Banks – 1.1%
HDFC Bank Ltd (ADR)	1,921	123,578
Biotechnology – 1.0%
Vertex Pharmaceuticals Inc*	221	103,587
Building Products – 1.4%
Advanced Drainage Systems Inc	930	149,163
Capital Markets – 1.0%
S&P Global Inc	236	105,256
Diversified Financial Services – 3.4%
Mastercard Inc - Class A	536	236,462
Walker & Dunlop Inc	1,324	130,017
		366,479
Electric Utilities – 1.7%
SSE PLC	8,007	180,565
Electrical Equipment – 9.7%
Legrand SA	2,118	211,036
NEXTracker Inc - Class A*	2,408	112,887
nVent Electric PLC	2,586	198,114
Prysmian SpA	2,909	179,195
Schneider Electric SE	1,477	352,369
		1,053,601
Electronic Equipment, Instruments & Components – 5.4%
Keyence Corp	200	88,246
Keysight Technologies Inc*	922	126,083
Murata Manufacturing Co Ltd	7,700	159,848
TE Connectivity Ltd	1,435	215,867
		590,044
Entertainment – 1.4%
Nintendo Co Ltd	2,800	149,625
Food Products – 0.3%
McCormick & Co Inc/MD	466	33,058
Health Care Equipment & Supplies – 0.1%
Nanosonics Ltd*	8,063	16,000
Health Care Providers & Services – 6.7%
Encompass Health Corp	2,727	233,950
Humana Inc	665	248,477
McKesson Corp	430	251,137
		733,564
Independent Power and Renewable Electricity Producers – 2.3%
Boralex Inc - Class A	6,697	164,059
Innergex Renewable Energy Inc	12,101	90,499
		254,558
Industrial Real Estate Investment Trusts (REITs) – 0.9%
Prologis Inc	827	92,880
Information Technology Services – 1.2%
CGI Inc*	1,304	130,171
Insurance – 10.5%
AIA Group Ltd	26,000	176,310
Arthur J Gallagher & Co	727	188,519
Intact Financial Corp	1,519	253,196
Marsh & McLennan Cos Inc	1,128	237,692
Progressive Corp/The	1,402	291,210
		1,146,927
Leisure Products – 1.1%
Shimano Inc	800	123,973
Life Sciences Tools & Services – 2.6%
ICON PLC*	916	287,139
Machinery – 9.1%
Knorr-Bremse AG	2,523	192,643
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Machinery – (continued)
Wabtec Corp	2,863	$452,497
Xylem Inc/NY	2,568	348,298
		993,438
Professional Services – 1.9%
Wolters Kluwer NV	1,232	203,635
Road & Rail – 2.0%
Uber Technologies Inc*	3,027	220,002
Semiconductor & Semiconductor Equipment – 16.0%
ASML Holding NV	290	299,151
Infineon Technologies AG	3,504	128,710
Lam Research Corp	244	259,823
NVIDIA Corp	6,720	830,189
Texas Instruments Inc	1,165	226,627
		1,744,500
Software – 10.2%
Autodesk Inc*	534	132,139
Cadence Design Systems Inc*	619	190,497
Microsoft Corp	1,757	785,291
		1,107,927
Specialized Real Estate Investment Trusts (REITs) – 1.4%
Crown Castle International Corp	410	40,057
Equinix Inc	155	117,273
		157,330
Specialty Retail – 1.0%
Home Depot Inc	309	106,370
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	2,685	131,404
Wireless Telecommunication Services – 2.0%
T-Mobile US Inc	1,252	220,577
Total Common Stocks (cost $8,942,678)		10,638,727
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $287,997)	287,939	287,997
Total Investments (total cost $9,230,675) – 100.2%		10,926,724
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(25,631)
Net Assets – 100%		$10,901,093

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,416,776	67.9%
Canada	637,925	5.8
France	563,405	5.2
Japan	521,692	4.8
Netherlands	502,786	4.6
Germany	321,353	2.9
Ireland	287,139	2.6
United Kingdom	180,565	1.7
Italy	179,195	1.6
Hong Kong	176,310	1.6
India	123,578	1.1
Australia	16,000	0.2
Total	$10,926,724	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$267,292	$3,410,644	$(3,389,939)	$4	$(4)	$287,997	287,939	$6,655
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Electric Utilities	$-	$180,565	$-
Electrical Equipment	311,001	742,600	-
Electronic Equipment, Instruments & Components	341,950	248,094	-
Entertainment	-	149,625	-
Health Care Equipment & Supplies	-	16,000	-
Insurance	970,617	176,310	-
Leisure Products	-	123,973	-
Machinery	800,795	192,643	-
Professional Services	-	203,635	-
Semiconductor & Semiconductor Equipment	1,316,639	427,861	-
All Other	4,436,419	-	-
Investment Companies	-	287,997	-
Total Assets	$8,177,421	$2,749,303	$-
4  | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $8,942,678)	$10,638,727
Affiliated investments, at value (cost $287,997)	287,997
Cash	861
Cash denominated in foreign currency (cost $4,413)	4,413
Trustees' deferred compensation	300
Receivables:
Portfolio shares sold	15,945
Due from adviser	11,198
Dividends	3,661
Dividends from affiliates	939
Foreign tax reclaims	271
Other assets	18
Total Assets	10,964,330
Liabilities:
Payables:
Professional fees	33,212
Advisory fees	6,683
Custodian fees	3,603
Portfolio shares repurchased	1,636
12b-1 Distribution and shareholder servicing fees	869
Transfer agent fees and expenses	670
Trustees' deferred compensation fees	300
Trustees' fees and expenses	40
Affiliated portfolio administration fees payable	22
Accrued expenses and other payables	16,202
Total Liabilities	63,237
Commitments and contingent liabilities (Note 3)
Net Assets	$10,901,093
Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,449,523
Total distributable earnings (loss)	1,451,570
Total Net Assets	$10,901,093
Net Assets - Institutional Shares	$6,685,058
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	562,438
Net Asset Value Per Share	$11.89
Net Assets - Service Shares	$4,216,035
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	355,314
Net Asset Value Per Share	$11.87
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Sustainable Equity Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$60,730
Dividends from affiliates	6,655
Other income	20
Foreign tax withheld	(4,542)
Total Investment Income	62,863
Expenses:
Advisory fees	32,342
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,303
Transfer agent administrative fees and expenses:
Institutional Shares	1,208
Service Shares	948
Other transfer agent fees and expenses:
Institutional Shares	253
Service Shares	236
Professional fees	25,033
Non-affiliated portfolio administration fees	21,516
Registration fees	19,151
Pricing valuation fees	9,015
Custodian fees	5,827
Shareholder reports expense	1,014
Affiliated portfolio administration fees	108
Trustees' fees and expenses	90
Other expenses	1,713
Total Expenses	119,757
Less: Excess Expense Reimbursement and Waivers	(81,159)
Net Expenses	38,598
Net Investment Income/(Loss)	24,265
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	(9,281)
Investments in affiliates	4
Total Net Realized Gain/(Loss) on Investments	(9,277)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	1,090,552
Investments in affiliates	(4)
Total Change in Unrealized Net Appreciation/Depreciation	1,090,548
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,105,536
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$24,265	$32,413
Net realized gain/(loss) on investments	(9,277)	(84,257)
Change in unrealized net appreciation/depreciation	1,090,548	1,190,712
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,105,536	1,138,868
Dividends and Distributions to Shareholders:
Institutional Shares	(7,153)	(13,604)
Service Shares	(9,960)	(15,422)
Net Decrease from Dividends and Distributions to Shareholders	(17,113)	(29,026)
Capital Share Transactions:
Institutional Shares	2,635,541	769,557
Service Shares	245,405	647,841
Net Increase/(Decrease) from Capital Share Transactions	2,880,946	1,417,398
Net Increase/(Decrease) in Net Assets	3,969,369	2,527,240
Net Assets:
Beginning of period	6,931,724	4,404,484
End of period	$10,901,093	$6,931,724
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year or period ended December 31	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$10.44	$8.50	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.06	0.04
Net realized and unrealized gain/(loss)	1.43	1.92	(1.48)
Total from Investment Operations	1.46	1.98	(1.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.04)	(0.06)
Total Dividends and Distributions	(0.01)	(0.04)	(0.06)
Net Asset Value, End of Period	$11.89	$10.44	$8.50
Total Return*	14.01%	23.32%	(14.46)%
Net Assets, End of Period (in thousands)	$6,685	$3,451	$2,140
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.66%	4.25%	4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.88%	0.93%
Ratio of Net Investment Income/(Loss)	0.61%	0.61%	0.47%
Portfolio Turnover Rate	10%	17%	15%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Period from January 26, 2022 (inception date) through December 31, 2022.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year or period ended December 31	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$10.44	$8.51	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.03	0.05	0.04
Net realized and unrealized gain/(loss)	1.43	1.93	(1.48)
Total from Investment Operations	1.46	1.98	(1.44)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.05)	(0.05)
Total Dividends and Distributions	(0.03)	(0.05)	(0.05)
Net Asset Value, End of Period	$11.87	$10.44	$8.51
Total Return*	13.96%	23.24%	(14.44)%
Net Assets, End of Period (in thousands)	$4,216	$3,480	$2,265
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.90%	4.31%	4.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.92%	0.95%
Ratio of Net Investment Income/(Loss)	0.49%	0.57%	0.44%
Portfolio Turnover Rate	10%	17%	15%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Period from January 26, 2022 (inception date) through December 31, 2022.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Global Sustainable Equity Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
10 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Janus Aspen Series | 11

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest,
12 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Portfolio’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Portfolio’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed 0.80 of the Portfolio’s average daily net assets for at least a one-year period commencing April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
For a period of three years subsequent to the Portfolio’s commencement of operations, or until the Portfolio’s assets meet the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Portfolio fees and expenses previously waived or reimbursed, if the Portfolio’s expense ratio, including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended June 30, 2024, the Adviser reimbursed the Portfolio $81,159 of fees and expense that are eligible for recoupment. As of June 30, 2024, the aggregate amount of recoupment that may potentially be made to the Adviser is $435,186. The recoupment of such reimbursements expires at the latest January 26, 2025.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and
Janus Aspen Series | 13

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
As of June 30, 2024, shares of the Portfolio were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Institutional Shares	45%	28%
Service Shares	71	28
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(188,230)	$(53,328)	$(241,558)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$9,242,003	$1,998,319	$(313,598)	$1,684,721
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	269,119	$3,044,494	96,431	$931,647
Reinvested dividends and distributions	594	7,153	1,318	13,604
Shares repurchased	(37,846)	(416,106)	(18,768)	(175,694)
Net Increase/(Decrease)	231,867	$2,635,541	78,981	$769,557
Service Shares:
Shares sold	32,674	$364,968	71,356	$686,406
Reinvested dividends and distributions	829	9,960	1,494	15,422
Shares repurchased	(11,584)	(129,523)	(5,562)	(53,987)
Net Increase/(Decrease)	21,919	$245,405	67,288	$647,841
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,653,207	$805,027	$-	$-
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Janus Henderson VIT Global Sustainable Equity Portfolio
Notes to Financial Statements (unaudited)
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
16 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
18 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
20 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
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Janus Henderson VIT Global Sustainable Equity Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
22 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes
Janus Aspen Series | 23

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes
24 | June 30, 2024

Janus Henderson VIT Global Sustainable Equity Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-93095 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio
Janus Aspen Series

Janus Henderson VIT Global Technology and Innovation Portfolio

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 97.2%
Aerospace & Defense – 0.1%
Axon Enterprise Inc*	3,202	$942,156
Diversified Financial Services – 2.6%
Mastercard Inc - Class A	59,400	26,204,904
Visa Inc	15,527	4,075,372
		30,280,276
Electrical Equipment – 0.7%
Vertiv Holdings Co	92,984	8,049,625
Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp	195,168	13,148,468
Entertainment – 0.4%
Netflix Inc*	6,908	4,662,071
Hotels, Restaurants & Leisure – 2.3%
Booking Holdings Inc	4,339	17,188,948
DoorDash Inc - Class A*	85,347	9,284,047
		26,472,995
Information Technology Services – 1.0%
GoDaddy Inc*	17,499	2,444,785
MongoDB Inc*	5,360	1,339,786
Shopify Inc*	117,879	7,785,908
		11,570,479
Interactive Media & Services – 9.2%
Alphabet Inc - Class C	271,201	49,743,688
Meta Platforms Inc - Class A	112,283	56,615,334
		106,359,022
Media – 0.2%
Trade Desk Inc*	28,659	2,799,124
Multiline Retail – 2.5%
Amazon.com Inc*	61,143	11,815,885
MercadoLibre Inc*	10,593	17,408,536
		29,224,421
Professional Services – 0.4%
Paylocity Holding Corp*	31,174	4,110,292
Real Estate Management & Development – 1.5%
CoStar Group Inc*	229,950	17,048,493
Road & Rail – 1.1%
Uber Technologies Inc*	173,045	12,576,910
Semiconductor & Semiconductor Equipment – 38.5%
Advanced Micro Devices Inc*	161,427	26,185,074
Analog Devices Inc	118,303	27,003,843
Applied Materials Inc	104,654	24,697,297
ASM International NV	7,391	5,628,932
ASML Holding NV	48,404	49,931,340
BE Semiconductor Industries NV	15,065	2,516,703
Broadcom Inc	10,584	16,992,930
KLA Corp	30,195	24,896,079
Lam Research Corp	22,684	24,155,057
Marvell Technology Inc	82,483	5,765,562
NVIDIA Corp	1,157,858	143,041,777
NXP Semiconductors NV	41,695	11,219,708
ON Semiconductor Corp*	66,518	4,559,809
Taiwan Semiconductor Manufacturing Co Ltd	2,265,000	67,378,017
Texas Instruments Inc	52,903	10,291,221
		444,263,349
Software – 29.5%
Adobe Inc*	15,299	8,499,206
Amplitude Inc - Class A*	204,340	1,818,626
Autodesk Inc*	33,714	8,342,529
Blackline Inc*	47,782	2,315,038
Cadence Design Systems Inc*	57,888	17,815,032
CCC Intelligent Solutions Holdings Inc*	1,454,042	16,154,407
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Software – (continued)
Constellation Software Inc/Canada	11,845	$34,133,759
Dynatrace Inc*	192,645	8,618,937
HubSpot Inc*	2,317	1,366,543
Intuit Inc	4,363	2,867,407
Lumine Group Inc*	191,032	5,157,403
Microsoft Corp	267,475	119,547,951
Nice Ltd (ADR)*	18,112	3,114,721
Oracle Corp	192,168	27,134,122
Pagerduty Inc*	47,741	1,094,701
Procore Technologies Inc*	121,849	8,079,807
Rubrik Inc - Class A*	43,001	1,318,411
Salesforce.com Inc	59,242	15,231,118
ServiceNow Inc*	17,028	13,395,417
Synopsys Inc*	27,220	16,197,533
Tyler Technologies Inc*	26,615	13,381,490
Workday Inc - Class A*	68,483	15,310,060
		340,894,218
Specialized Real Estate Investment Trusts (REITs) – 0.6%
Equinix Inc	8,536	6,458,338
Technology Hardware, Storage & Peripherals – 4.8%
Apple Inc	264,336	55,674,448
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	45,855	8,078,734
Total Common Stocks (cost $550,528,085)		1,122,613,419
Private Placements – 0.6%
Professional Services – 0.1%
Apartment List Inc*,¢,§	485,075	1,620,151
Software – 0.5%
Magic Leap Inc - Class A private equity common shares*,¢,§	3,260	0
Via Transportation Inc - private equity common shares*,¢,§	10,455	543,555
Via Transportation Inc - Series A*,¢,§	6,761	351,504
Via Transportation Inc - Series B*,¢,§	1,235	64,208
Via Transportation Inc - Series C*,¢,§	1,110	57,709
Via Transportation Inc - Series D*,¢,§	3,971	206,452
Via Transportation Inc - Series E*,¢,§	1,844	95,870
Via Transportation Inc - Series G-1*,¢,§	74,774	3,887,500
		5,206,798
Total Private Placements (cost $7,856,946)		6,826,949
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $141,055)	44,659	7,146
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $15,665,280)	15,662,148	15,665,280
Total Investments (total cost $574,191,366) – 99.1%		1,145,112,794
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		10,360,611
Net Assets – 100%		$1,155,473,405
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson VIT Global Technology and Innovation Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$952,050,329	83.1%
Taiwan	67,378,017	5.9
Netherlands	58,076,975	5.1
Canada	47,077,070	4.1
Argentina	17,408,536	1.5
Israel	3,114,721	0.3
Singapore	7,146	0.0
Total	$1,145,112,794	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$27,625,032	$114,135,562	$(126,095,314)	$-	$-	$15,665,280	15,662,148	$687,824
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	-	54,751,894	(54,751,894)	-	-	-	-	5,296 ∆
Total Affiliated Investments - 1.3%
	$27,625,032	$168,887,456	$(180,847,208)	$-	$-	$15,665,280	15,662,148	$693,120
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $6,826,949, which represents 0.6% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$1,771,979	$1,620,151	0.1%
Magic Leap Inc - Class A private equity common shares	10/5/17	1,585,170	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	451,970	543,555	0.1
Via Transportation Inc - Series A	12/2/21	292,278	351,504	0.0
Via Transportation Inc - Series B	12/2/21	53,389	64,208	0.0
Via Transportation Inc - Series C	12/2/21	47,985	57,709	0.0
Via Transportation Inc - Series D	12/2/21	171,666	206,452	0.0
Via Transportation Inc - Series E	12/2/21	79,716	95,870	0.0
Via Transportation Inc - Series G-1	11/4/21- 2/2/23	3,402,793	3,887,500	0.4
Total		$7,856,946	$6,826,949	0.6%
The Portfolio has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$318,808,357	$125,454,992	$-
All Other	678,350,070	-	-
Private Placements	-	-	6,826,949
Warrants	7,146	-	-
Investment Companies	-	15,665,280	-
Total Assets	$997,165,573	$141,120,272	$6,826,949
4  |

Janus Henderson VIT Global Technology and Innovation Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $558,526,086)	$1,129,447,514
Affiliated investments, at value (cost $15,665,280)	15,665,280
Cash	10,932
Trustees' deferred compensation	31,590
Receivables:
Portfolio shares sold	10,182,915
Investments sold	2,673,432
Dividends	312,723
Dividends from affiliates	87,101
Foreign tax reclaims	694
Other assets	3,031
Total Assets	1,158,415,212
Liabilities:
Payables:
Portfolio shares repurchased	1,988,935
Advisory fees	592,078
12b-1 Distribution and shareholder servicing fees	216,513
Transfer agent fees and expenses	47,669
Trustees' deferred compensation fees	31,590
Professional fees	26,321
Trustees' fees and expenses	5,360
Affiliated portfolio administration fees payable	2,313
Custodian fees	1,797
Accrued expenses and other payables	29,231
Total Liabilities	2,941,807
Commitments and contingent liabilities (Note 3)
Net Assets	$1,155,473,405
Net Assets Consist of:
Capital (par value and paid-in surplus)	$545,904,543
Total distributable earnings (loss)	609,568,862
Total Net Assets	$1,155,473,405
Net Assets - Institutional Shares	$72,568,676
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,565,978
Net Asset Value Per Share	$20.35
Net Assets - Service Shares	$1,082,904,729
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	53,029,401
Net Asset Value Per Share	$20.42
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Global Technology and Innovation Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$2,881,548
Dividends from affiliates	687,824
Affiliated securities lending income, net	5,296
Unaffiliated securities lending income, net	2,035
Other income	2,507
Foreign tax withheld	(162,966)
Total Investment Income	3,416,244
Expenses:
Advisory fees	3,269,146
12b-1 Distribution and shareholder servicing fees:
Service Shares	1,197,419
Transfer agent administrative fees and expenses:
Institutional Shares	15,918
Service Shares	239,484
Other transfer agent fees and expenses:
Institutional Shares	565
Service Shares	5,050
Professional fees	35,006
Custodian fees	12,964
Affiliated portfolio administration fees	12,770
Trustees' fees and expenses	11,893
Shareholder reports expense	6,530
Registration fees	113
Other expenses	53,910
Total Expenses	4,860,768
Net Investment Income/(Loss)	(1,444,524)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	53,255,261
Total Net Realized Gain/(Loss) on Investments	53,255,261
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	194,039,923
Total Change in Unrealized Net Appreciation/Depreciation	194,039,923
Net Increase/(Decrease) in Net Assets Resulting from Operations	$245,850,660
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$(1,444,524)	$(1,859,065)
Net realized gain/(loss) on investments	53,255,261	47,879,209
Change in unrealized net appreciation/depreciation	194,039,923	266,349,319
Net Increase/(Decrease) in Net Assets Resulting from Operations	245,850,660	312,369,463
Capital Share Transactions:
Institutional Shares	2,536,597	1,048,232
Service Shares	(722,309)	24,250,962
Net Increase/(Decrease) from Capital Share Transactions	1,814,288	25,299,194
Net Increase/(Decrease) in Net Assets	247,664,948	337,668,657
Net Assets:
Beginning of period	907,808,457	570,139,800
End of period	$1,155,473,405	$907,808,457
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.98	$10.34	$20.75	$20.34	$14.88	$11.06
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	— (2)	(0.02)	(0.05)	(0.01)	0.02
Net realized and unrealized gain/(loss)	4.37	5.64	(7.60)	3.47	7.04	4.81
Total from Investment Operations	4.37	5.64	(7.62)	3.42	7.03	4.83
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.05)	—	—
Distributions (from capital gains)	—	—	(2.79)	(2.96)	(1.57)	(1.01)
Total Dividends and Distributions	—	—	(2.79)	(3.01)	(1.57)	(1.01)
Net Asset Value, End of Period	$20.35	$15.98	$10.34	$20.75	$20.34	$14.88
Total Return*	27.35%	54.55%	(36.95)%	18.01%	51.20%	45.17%
Net Assets, End of Period (in thousands)	$72,569	$54,674	$34,566	$59,208	$51,009	$34,515
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.72%	0.73%	0.72%	0.72%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.73%	0.72%	0.72%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	(0.05)%	(0.02)%	(0.14)%	(0.25)%	(0.07)%	0.11%
Portfolio Turnover Rate	17%	41%	43%	47%	44%	30%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.06	$10.41	$20.91	$20.51	$15.03	$11.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.03)	(0.04)	(0.05)	(0.10)	(0.05)	(0.02)
Net realized and unrealized gain/(loss)	4.39	5.69	(7.66)	3.49	7.10	4.87
Total from Investment Operations	4.36	5.65	(7.71)	3.39	7.05	4.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.03)	—	—
Distributions (from capital gains)	—	—	(2.79)	(2.96)	(1.57)	(1.01)
Total Dividends and Distributions	—	—	(2.79)	(2.99)	(1.57)	(1.01)
Net Asset Value, End of Period	$20.42	$16.06	$10.41	$20.91	$20.51	$15.03
Total Return*	27.15%	54.27%	(37.12)%	17.69%	50.80%	44.82%
Net Assets, End of Period (in thousands)	$1,082,905	$853,134	$535,573	$878,244	$732,854	$508,622
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.97%	0.97%	0.97%	0.99%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.97%	0.97%	0.97%	0.99%	0.99%
Ratio of Net Investment Income/(Loss)	(0.30)%	(0.26)%	(0.38)%	(0.49)%	(0.32)%	(0.13)%
Portfolio Turnover Rate	17%	41%	43%	47%	44%	30%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Global Technology and Innovation Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
10 | June 30, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
The Portfolio did not hold a significant amount of Level 3 securities as of June 30, 2024.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Janus Aspen Series | 11

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest,
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.95% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(12,981,865)	$-	$(12,981,865)
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Janus Henderson VIT Global Technology and Innovation Portfolio
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$574,374,905	$575,142,535	$(4,404,646)	$570,737,889
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	529,202	$9,547,572	713,970	$9,590,590
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(383,962)	(7,010,975)	(637,220)	(8,542,358)
Net Increase/(Decrease)	145,240	$2,536,597	76,750	$1,048,232
Service Shares:
Shares sold	4,801,624	$88,711,367	10,546,652	$143,903,149
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	(4,900,974)	(89,433,676)	(8,863,925)	(119,652,187)
Net Increase/(Decrease)	(99,350)	$(722,309)	1,682,727	$24,250,962
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$173,123,137	$172,115,428	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
20 | June 30, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
Janus Aspen Series | 21

Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
22 | June 30, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Aspen Series | 23

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes
24 | June 30, 2024

Janus Henderson VIT Global Technology and Innovation Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81119 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Mid Cap Value Portfolio
Janus Aspen Series

Janus Henderson VIT Mid Cap Value Portfolio

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.8%
Aerospace & Defense – 2.9%
BWX Technologies Inc	15,311	$1,454,545
L3Harris Technologies Inc	7,831	1,758,686
		3,213,231
Auto Components – 0.8%
Aptiv PLC*	12,490	879,546
Banks – 5.4%
Columbia Banking System Inc	36,682	729,605
PNC Financial Services Group Inc/The	13,536	2,104,577
Popular Inc	16,489	1,458,122
Wintrust Financial Corp	18,376	1,811,139
		6,103,443
Building Products – 3.3%
Carlisle Cos Inc	4,960	2,009,842
Fortune Brands Home & Security Inc	25,950	1,685,193
		3,695,035
Capital Markets – 2.7%
Jefferies Financial Group Inc	25,199	1,253,902
Lazard Inc	47,054	1,796,522
		3,050,424
Chemicals – 3.0%
Ashland Global Holdings Inc	11,169	1,055,359
Corteva Inc	29,410	1,586,375
Westlake Chemical Corp	5,400	782,028
		3,423,762
Commercial Services & Supplies – 1.8%
Waste Connections Inc	11,266	1,975,606
Construction Materials – 1.4%
Martin Marietta Materials Inc	2,852	1,545,214
Containers & Packaging – 2.5%
Ball Corp	24,356	1,461,847
Graphic Packaging Holding Co	53,702	1,407,530
		2,869,377
Distributors – 1.4%
LKQ Corp	38,063	1,583,040
Diversified Financial Services – 2.3%
Fidelity National Information Services Inc	34,375	2,590,500
Electric Utilities – 4.9%
Alliant Energy Corp	52,353	2,664,768
Entergy Corp	26,430	2,828,010
		5,492,778
Electrical Equipment – 1.6%
AMETEK Inc	10,492	1,749,121
Electronic Equipment, Instruments & Components – 5.1%
Arrow Electronics Inc*	7,935	958,230
Fabrinet*	2,805	686,636
Insight Enterprises Inc*	4,197	832,517
Keysight Technologies Inc*	10,813	1,478,678
Vontier Corp	46,479	1,775,498
		5,731,559
Energy Equipment & Services – 1.3%
Baker Hughes Co	41,284	1,451,958
Food & Staples Retailing – 4.0%
Casey's General Stores Inc	8,622	3,289,810
Target Corp	8,265	1,223,551
		4,513,361
Food Products – 2.4%
Hershey Co	8,149	1,498,031
Lamb Weston Holdings Inc	14,230	1,196,458
		2,694,489
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.4%
Globus Medical Inc*	36,667	$2,511,323
Teleflex Inc	6,154	1,294,371
		3,805,694
Health Care Providers & Services – 4.0%
Cardinal Health Inc	15,538	1,527,696
Humana Inc	3,423	1,279,004
Labcorp Holdings Inc	8,221	1,673,056
		4,479,756
Household Durables – 1.8%
SharkNinja Inc	9,682	727,602
Toll Brothers Inc	11,640	1,340,695
		2,068,297
Industrial Conglomerates – 1.4%
3M Co	15,307	1,564,222
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	34,852	1,256,763
Insurance – 4.3%
Axis Capital Holdings Ltd	21,719	1,534,448
Hartford Financial Services Group Inc	22,089	2,220,828
RenaissanceRe Holdings Ltd	4,730	1,057,202
		4,812,478
Life Sciences Tools & Services – 1.1%
Avantor Inc*	57,737	1,224,024
Machinery – 2.4%
Hillenbrand Inc	33,982	1,359,960
Lincoln Electric Holdings Inc	7,099	1,339,155
		2,699,115
Marine – 1.2%
Kirby Corp*	11,601	1,388,988
Media – 1.7%
Fox Corp - Class B	60,764	1,945,663
Metals & Mining – 2.4%
Freeport-McMoRan Inc	56,326	2,737,444
Oil, Gas & Consumable Fuels – 5.9%
Chesapeake Energy Corp	30,557	2,511,480
HF Sinclair Corp	28,878	1,540,352
Marathon Oil Corp	89,140	2,555,644
		6,607,476
Professional Services – 1.2%
TransUnion	18,542	1,375,075
Real Estate Management & Development – 1.4%
CBRE Group Inc*	17,830	1,588,831
Residential Real Estate Investment Trusts (REITs) – 1.2%
Equity LifeStyle Properties Inc	21,416	1,394,824
Retail Real Estate Investment Trusts (REITs) – 1.8%
Agree Realty Corp	33,128	2,051,948
Road & Rail – 2.5%
Canadian Pacific Kansas City Ltd	14,128	1,112,297
Landstar System Inc	9,089	1,676,739
		2,789,036
Semiconductor & Semiconductor Equipment – 3.3%
Microchip Technology Inc	18,258	1,670,607
Teradyne Inc	13,430	1,991,535
		3,662,142
Specialized Real Estate Investment Trusts (REITs) – 3.2%
Lamar Advertising Co	20,530	2,453,951
PotlatchDeltic Corp	28,855	1,136,598
		3,590,549
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – 4.3%
AutoZone Inc*	474	$1,404,983
Bath & Body Works Inc	23,225	906,936
Burlington Stores Inc*	6,123	1,469,520
O'Reilly Automotive Inc*	1,008	1,064,509
		4,845,948
Trading Companies & Distributors – 2.4%
GATX Corp	10,947	1,448,945
MSC Industrial Direct Co Inc	15,775	1,251,115
		2,700,060
Total Common Stocks (cost $81,373,736)		111,150,777
Repurchase Agreements – 1.4%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 6/28/24, maturing 7/1/24 to be repurchased at $1,600,707 collateralized by $1,761,944 in U.S. Treasuries 0.5000% - 4.1250%, 2/15/25 - 11/15/50 with a value of $1,632,722 (cost $1,600,000)	$1,600,000	1,600,000
Total Investments (total cost $82,973,736) – 100.2%		112,750,777
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(168,918)
Net Assets – 100%		$112,581,859

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$111,638,480	99.0%
Canada	1,112,297	1.0
Total	$112,750,777	100.0%

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
ING Financial Markets LLC	$1,600,000	$—	$(1,600,000)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$111,150,777	$-	$-
Repurchase Agreements	-	1,600,000	-
Total Assets	$111,150,777	$1,600,000	$-
4  | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments, at value (cost $81,373,736)	$111,150,777
Repurchase agreements, at value (cost $1,600,000)	1,600,000
Trustees' deferred compensation	3,102
Receivables:
Dividends	73,858
Portfolio shares sold	9,259
Interest	707
Other assets	345
Total Assets	112,838,048
Liabilities:
Due to custodian	7,694
Payables:
Portfolio shares repurchased	103,097
Advisory fees	72,317
Professional fees	30,889
12b-1 Distribution and shareholder servicing fees	12,096
Transfer agent fees and expenses	5,050
Trustees' deferred compensation fees	3,102
Trustees' fees and expenses	651
Affiliated portfolio administration fees payable	230
Custodian fees	51
Accrued expenses and other payables	21,012
Total Liabilities	256,189
Commitments and contingent liabilities (Note 3)
Net Assets	$112,581,859
Net Assets Consist of:
Capital (par value and paid-in surplus)	$77,275,574
Total distributable earnings (loss)	35,306,285
Total Net Assets	$112,581,859
Net Assets - Institutional Shares	$53,451,496
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,042,765
Net Asset Value Per Share	$17.57
Net Assets - Service Shares	$59,130,363
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,539,494
Net Asset Value Per Share	$16.71
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Mid Cap Value Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$1,108,976
Interest	49,988
Other income	224
Foreign tax withheld	(4,626)
Total Investment Income	1,154,562
Expenses:
Advisory fees	401,687
12b-1 Distribution and shareholder servicing fees:
Service Shares	74,831
Transfer agent administrative fees and expenses:
Institutional Shares	13,025
Service Shares	14,966
Other transfer agent fees and expenses:
Institutional Shares	686
Service Shares	584
Professional fees	24,055
Registration fees	19,078
Shareholder reports expense	4,046
Custodian fees	1,977
Affiliated portfolio administration fees	1,400
Trustees' fees and expenses	1,334
Other expenses	26,136
Total Expenses	583,805
Less: Excess Expense Reimbursement and Waivers	(2,898)
Net Expenses	580,907
Net Investment Income/(Loss)	573,655
Net Realized Gain/(Loss) on Investments:
Investments	5,467,926
Total Net Realized Gain/(Loss) on Investments	5,467,926
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	835,757
Total Change in Unrealized Net Appreciation/Depreciation	835,757
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,877,338
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$573,655	$1,168,375
Net realized gain/(loss) on investments	5,467,926	5,979,139
Change in unrealized net appreciation/depreciation	835,757	5,120,073
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,877,338	12,267,587
Dividends and Distributions to Shareholders:
Institutional Shares	(3,048,010)	(1,945,611)
Service Shares	(3,492,464)	(2,531,419)
Net Decrease from Dividends and Distributions to Shareholders	(6,540,474)	(4,477,030)
Capital Share Transactions:
Institutional Shares	2,415,117	(3,911,624)
Service Shares	(1,060,463)	(10,563,613)
Net Increase/(Decrease) from Capital Share Transactions	1,354,654	(14,475,237)
Net Increase/(Decrease) in Net Assets	1,691,518	(6,684,680)
Net Assets:
Beginning of period	110,890,341	117,575,021
End of period	$112,581,859	$110,890,341
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$17.53	$16.36	$19.12	$16.04	$16.73	$14.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19	0.18	0.16	0.18	0.21
Net realized and unrealized gain/(loss)	1.00	1.63	(1.34)	3.00	(0.41)	3.90
Total from Investment Operations	1.10	1.82	(1.16)	3.16	(0.23)	4.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.19)	(0.23)	(0.08)	(0.18)	(0.19)
Distributions (from capital gains)	(0.96)	(0.46)	(1.37)	—	(0.28)	(1.27)
Total Dividends and Distributions	(1.06)	(0.65)	(1.60)	(0.08)	(0.46)	(1.46)
Net Asset Value, End of Period	$17.57	$17.53	$16.36	$19.12	$16.04	$16.73
Total Return*	6.31%	11.40%	(5.56)%	19.73%	(0.92)%	30.35%
Net Assets, End of Period (in thousands)	$53,451	$50,854	$51,231	$58,536	$48,538	$45,771
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.69%	0.67%	0.67%	0.81%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.69%	0.67%	0.67%	0.81%	0.81%
Ratio of Net Investment Income/(Loss)	1.13%	1.14%	1.12%	0.90%	1.24%	1.32%
Portfolio Turnover Rate	26%	47%	48%	63%	44%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$16.72	$15.64	$18.36	$15.42	$16.12	$13.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.14	0.14	0.12	0.13	0.16
Net realized and unrealized gain/(loss)	0.95	1.55	(1.30)	2.87	(0.40)	3.77
Total from Investment Operations	1.03	1.69	(1.16)	2.99	(0.27)	3.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.15)	(0.19)	(0.05)	(0.15)	(0.16)
Distributions (from capital gains)	(0.96)	(0.46)	(1.37)	—	(0.28)	(1.27)
Total Dividends and Distributions	(1.04)	(0.61)	(1.56)	(0.05)	(0.43)	(1.43)
Net Asset Value, End of Period	$16.71	$16.72	$15.64	$18.36	$15.42	$16.12
Total Return*	6.21%	11.11%	(5.77)%	19.42%	(1.21)%	30.05%
Net Assets, End of Period (in thousands)	$59,130	$60,036	$66,344	$78,435	$67,967	$72,167
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.15%	0.93%	0.91%	0.92%	1.06%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	0.93%	0.91%	0.92%	1.06%	1.05%
Ratio of Net Investment Income/(Loss)	0.93%	0.91%	0.86%	0.68%	0.97%	1.06%
Portfolio Turnover Rate	26%	47%	48%	63%	44%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Mid Cap Value Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
10 | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Janus Aspen Series | 11

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be
12 | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Repurchase Agreements
The Portfolio and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.
Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Portfolio's Schedule of Investments.
All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party
Janus Aspen Series | 13

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell Midcap® Value Index.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.72%.
The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Portfolio’s total annual fund operating expenses, excluding any performance adjustments to management fees, the 12b-1 distribution and shareholder servicing fees (applicable to Service Shares), transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.77% of the Portfolio’s average daily net assets for at least a one-year period commencing on April 29, 2024. If applicable, amounts waived and/or reimbursed to the Portfolio by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are
14 | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Janus Aspen Series | 15

Janus Henderson VIT Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$83,367,272	$30,527,624	$(1,144,119)	$29,383,505
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	262,696	$4,773,659	493,103	$8,060,997
Reinvested dividends and distributions	174,371	3,048,010	119,445	1,945,611
Shares repurchased	(295,850)	(5,406,552)	(842,028)	(13,918,232)
Net Increase/(Decrease)	141,217	$2,415,117	(229,480)	$(3,911,624)
Service Shares:
Shares sold	96,541	$1,670,572	370,669	$5,795,057
Reinvested dividends and distributions	210,010	3,492,464	163,239	2,531,419
Shares repurchased	(357,485)	(6,223,499)	(1,184,350)	(18,890,089)
Net Increase/(Decrease)	(50,934)	$(1,060,463)	(650,442)	$(10,563,613)
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$28,638,801	$33,643,126	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
16 | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
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Janus Henderson VIT Mid Cap Value Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson VIT Mid Cap Value Portfolio
Notes
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Janus Henderson VIT Mid Cap Value Portfolio
Notes
24 | June 30, 2024

Janus Henderson VIT Mid Cap Value Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81122 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Overseas Portfolio
Janus Aspen Series

Janus Henderson VIT Overseas Portfolio

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 96.8%
Aerospace & Defense – 5.0%
BAE Systems PLC	2,068,669	$34,536,148
Automobiles – 2.4%
Toyota Motor Corp	816,000	16,802,138
Banks – 15.2%
BNP Paribas SA	404,709	25,930,132
Erste Group Bank AG	393,558	18,636,738
HDFC Bank Ltd	1,056,080	21,334,678
Natwest Group PLC	3,434,639	13,470,371
Resona Holdings Inc	2,183,600	14,501,040
UniCredit SpA	319,273	11,894,596
		105,767,555
Beverages – 4.1%
Davide Campari-Milano NV	872,698	8,226,438
Heineken NV	208,099	20,083,762
		28,310,200
Biotechnology – 3.0%
Argenx SE (ADR)*	17,707	7,614,718
Ascendis Pharma A/S (ADR)*	44,645	6,088,685
Zai Lab Ltd (ADR)*	407,404	7,060,312
		20,763,715
Chemicals – 0.9%
Shin-Etsu Chemical Co Ltd	165,500	6,438,117
Commercial Services & Supplies – 3.1%
Rentokil Initial PLC	2,072,868	12,084,592
Secom Co Ltd	158,900	9,417,060
		21,501,652
Diversified Telecommunication Services – 3.5%
Deutsche Telekom AG	971,344	24,431,607
Electronic Equipment, Instruments & Components – 3.1%
Hexagon AB - Class B	1,397,011	15,688,319
Keyence Corp	13,100	5,780,116
		21,468,435
Entertainment – 3.6%
Liberty Media Corp-Liberty Formula One - Series C*	346,163	24,868,350
Hotels, Restaurants & Leisure – 3.0%
Entain PLC	1,346,042	10,655,171
Las Vegas Sands Corp	125,738	5,563,907
MakeMyTrip Ltd*	56,990	4,792,859
		21,011,937
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Segro PLC	746,832	8,485,592
Information Technology Services – 1.1%
Fujitsu Ltd	475,000	7,464,068
Insurance – 5.8%
AIA Group Ltd	2,069,000	14,030,234
Dai-ichi Life Holdings Inc	973,300	26,134,597
		40,164,831
Life Sciences Tools & Services – 1.6%
ICON PLC*	35,064	10,991,512
Machinery – 0.6%
Alstom SA#	240,491	4,035,570
Metals & Mining – 4.1%
Teck Resources Ltd	596,591	28,593,103
Multiline Retail – 0.8%
JD.Com Inc - Class A	425,228	5,493,901
Oil, Gas & Consumable Fuels – 5.6%
Canadian Natural Resources Ltd	600,900	21,392,040
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 2

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
Gaztransport Et Technigaz SA	38,026	$4,955,271
TotalEnergies SE	193,690	12,907,463
		39,254,774
Personal Products – 3.2%
Unilever PLC	403,694	22,222,990
Pharmaceuticals – 7.0%
AstraZeneca PLC	98,269	15,317,361
Daiichi Sankyo Co Ltd	223,200	7,798,155
Novo Nordisk A/S - Class B	110,256	15,753,464
Sanofi	104,157	10,010,315
		48,879,295
Road & Rail – 0.8%
Full Truck Alliance Co (ADR)	651,360	5,236,934
Semiconductor & Semiconductor Equipment – 11.2%
ASML Holding NV	26,878	27,726,108
Taiwan Semiconductor Manufacturing Co Ltd	1,693,000	50,362,466
		78,088,574
Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co Ltd	204,559	12,023,692
Textiles, Apparel & Luxury Goods – 3.8%
LVMH Moet Hennessy Louis Vuitton SE	7,813	5,999,168
Samsonite International SAž	6,751,377	20,141,866
		26,141,034
Wireless Telecommunication Services – 1.4%
SoftBank Group Corp	150,900	9,839,159
Total Common Stocks (cost $501,187,632)		672,814,883
Preferred Stocks – 1.7%
Automobiles – 1.7%
Dr Ing hc F Porsche AGž (cost $14,963,543)	161,082	11,974,101
Rights – 0%
Machinery – 0%
Alstom SA* (cost $0)	162,591	93,006
Investment Companies – 1.6%
Money Markets – 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $10,716,939)	10,714,898	10,717,042
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	783,603	783,603
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 7/1/24	$195,901	195,901
Total Investments Purchased with Cash Collateral from Securities Lending (cost $979,504)		979,504
Total Investments (total cost $527,847,618) – 100.2%		696,578,536
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,346,095)
Net Assets – 100%		$695,232,441
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
3  |

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$116,772,225	16.8%
Japan	104,174,450	15.0
France	63,930,925	9.2
Taiwan	50,362,466	7.2
Canada	49,985,143	7.2
Netherlands	47,809,870	6.9
United States	42,128,803	6.0
Germany	36,405,708	5.2
Hong Kong	34,172,100	4.9
India	26,127,537	3.7
Denmark	21,842,149	3.1
Italy	20,121,034	2.9
Austria	18,636,738	2.7
China	17,791,147	2.6
Sweden	15,688,319	2.2
South Korea	12,023,692	1.7
Ireland	10,991,512	1.6
Belgium	7,614,718	1.1
Total	$696,578,536	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 1.6%
Money Markets - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$11,523,865	$61,837,906	$(62,644,728)	$50	$(51)	$10,717,042	10,714,898	$396,125
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	560,000	17,052,534	(16,828,931)	-	-	783,603	783,603	2,791 ∆
Total Affiliated Investments - 1.7%
	$12,083,865	$78,890,440	$(79,473,659)	$50	$(51)	$11,500,645	11,498,501	$398,916

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Portfolio	Return Received by the Portfolio	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.55%	Ryanair Holdings PLC	At Maturity	1/15/25	5,940,361	EUR	$(789,813)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 4

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2024
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of June 30, 2024.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024
Equity Contracts
Liability Derivatives:
Swaps - OTC, at value	$789,813
The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the period ended June 30, 2024.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended June 30, 2024
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$60,668

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$(941,002)
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Portfolio’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Total return swaps:
Average notional amount	$5,940,361

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$941,926	$—	$(941,926)	$—
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
5  |

Janus Henderson VIT Overseas Portfolio
Schedule of Investments (unaudited)
June 30, 2024

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
UBS AG, London Branch	$789,813	$—	$—	$789,813

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 6

Janus Henderson VIT Overseas Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2024 is
$32,115,967, which represents 4.6% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$20,763,715	$-	$-
Entertainment	24,868,350	-	-
Hotels, Restaurants & Leisure	10,356,766	10,655,171	-
Life Sciences Tools & Services	10,991,512	-	-
Metals & Mining	28,593,103	-	-
Oil, Gas & Consumable Fuels	21,392,040	17,862,734	-
Road & Rail	5,236,934	-	-
All Other	-	522,094,558	-
Preferred Stocks	-	11,974,101	-
Rights	-	93,006	-
Investment Companies	-	10,717,042	-
Investments Purchased with Cash Collateral from Securities Lending	-	979,504	-
Total Assets	$122,202,420	$574,376,116	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$789,813	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

7  |

Janus Henderson VIT Overseas Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $516,347,076)(1)	$685,077,891
Affiliated investments, at value (cost $11,500,542)	11,500,645
Cash denominated in foreign currency (cost $1,301)	1,301
Trustees' deferred compensation	19,155
Receivables:
Investments sold	1,650,811
Dividends	1,298,976
Foreign tax reclaims	982,729
Portfolio shares sold	153,727
Dividends and interest on swap contracts	60,668
Dividends from affiliates	35,130
Other assets	5,332
Total Assets	700,786,365
Liabilities:
Due to custodian	13,910
Collateral for securities loaned (Note 3)	979,504
OTC swap contracts, at value (premium paid/received $0)	789,813
Payables:
Investments purchased	2,156,753
Portfolio shares repurchased	691,842
Advisory fees	450,264
Foreign tax liability	185,905
12b-1 Distribution and shareholder servicing fees	108,747
Transfer agent fees and expenses	30,007
Professional fees	28,524
Trustees' deferred compensation fees	19,155
Custodian fees	5,703
Trustees' fees and expenses	3,687
Affiliated portfolio administration fees payable	1,430
Accrued expenses and other payables	88,680
Total Liabilities	5,553,924
Net Assets	$695,232,441
Net Assets Consist of:
Capital (par value and paid-in surplus)	$688,252,385
Total distributable earnings (loss) (includes $185,905 of foreign capital gains tax)	6,980,056
Total Net Assets	$695,232,441
Net Assets - Institutional Shares	$165,836,114
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,618,618
Net Asset Value Per Share	$45.83
Net Assets - Service Shares	$529,396,327
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	12,135,742
Net Asset Value Per Share	$43.62

(1)	Includes $941,926 of securities on loan. See Note 3 in Notes to Financial Statements.
See Notes to Financial Statements.
Janus Aspen Series | 8

Janus Henderson VIT Overseas Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$12,593,980
Dividends from affiliates	396,125
Affiliated securities lending income, net	2,791
Unaffiliated securities lending income, net	1,738
Other income	4,894
Foreign tax withheld	(1,384,251)
Total Investment Income	11,615,277
Expenses:
Advisory fees	2,671,905
12b-1 Distribution and shareholder servicing fees:
Service Shares	643,747
Transfer agent administrative fees and expenses:
Institutional Shares	39,435
Service Shares	128,750
Other transfer agent fees and expenses:
Institutional Shares	1,550
Service Shares	3,161
Custodian fees	30,037
Professional fees	27,489
Shareholder reports expense	16,884
Registration fees	11,953
Affiliated portfolio administration fees	8,409
Trustees' fees and expenses	7,630
Other expenses	50,442
Total Expenses	3,641,392
Net Investment Income/(Loss)	7,973,885
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	45,992,526
Investments in affiliates	50
Swap contracts	60,668
Total Net Realized Gain/(Loss) on Investments	46,053,244
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation(net of increase in deferred foreign taxes of $9,080)	7,782,946
Investments in affiliates	(51)
Swap contracts	(941,002)
Total Change in Unrealized Net Appreciation/Depreciation	6,841,893
Net Increase/(Decrease) in Net Assets Resulting from Operations	$60,869,022
See Notes to Financial Statements.
9  | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$7,973,885	$8,634,675
Net realized gain/(loss) on investments	46,053,244	10,742,252
Change in unrealized net appreciation/depreciation	6,841,893	47,028,301
Net Increase/(Decrease) in Net Assets Resulting from Operations	60,869,022	66,405,228
Dividends and Distributions to Shareholders:
Institutional Shares	(808,698)	(2,272,090)
Service Shares	(2,443,070)	(7,207,268)
Net Decrease from Dividends and Distributions to Shareholders	(3,251,768)	(9,479,358)
Capital Share Transactions:
Institutional Shares	2,091,653	(7,375,992)
Service Shares	(23,709,715)	(37,101,053)
Net Increase/(Decrease) from Capital Share Transactions	(21,618,062)	(44,477,045)
Net Increase/(Decrease) in Net Assets	35,999,192	12,448,825
Net Assets:
Beginning of period	659,233,249	646,784,424
End of period	$695,232,441	$659,233,249
See Notes to Financial Statements.
Janus Aspen Series | 10

Janus Henderson VIT Overseas Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.06	$38.52	$42.92	$38.21	$33.29	$26.71
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.57	0.61	0.74	0.58	0.36	0.60
Net realized and unrealized gain/(loss)	3.42	3.55	(4.46)	4.62	4.99	6.56
Total from Investment Operations	3.99	4.16	(3.72)	5.20	5.35	7.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.62)	(0.68)	(0.49)	(0.43)	(0.58)
Total Dividends and Distributions	(0.22)	(0.62)	(0.68)	(0.49)	(0.43)	(0.58)
Net Asset Value, End of Period	$45.83	$42.06	$38.52	$42.92	$38.21	$33.29
Total Return*	9.45%	10.85%	(8.63)%	13.61%	16.30%	27.02%
Net Assets, End of Period (in thousands)	$165,836	$150,156	$144,544	$170,166	$159,005	$165,881
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.89%	0.89%	0.87%	0.83%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.89%	0.89%	0.87%	0.83%	0.75%
Ratio of Net Investment Income/(Loss)	2.58%	1.50%	1.91%	1.38%	1.15%	2.00%
Portfolio Turnover Rate	22%	30%	36%	21%	21%	23%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
11 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$40.08	$36.76	$41.02	$36.57	$31.90	$25.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.48	0.49	0.61	0.46	0.27	0.50
Net realized and unrealized gain/(loss)	3.26	3.39	(4.25)	4.41	4.77	6.30
Total from Investment Operations	3.74	3.88	(3.64)	4.87	5.04	6.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.56)	(0.62)	(0.42)	(0.37)	(0.53)
Total Dividends and Distributions	(0.20)	(0.56)	(0.62)	(0.42)	(0.37)	(0.53)
Net Asset Value, End of Period	$43.62	$40.08	$36.76	$41.02	$36.57	$31.90
Total Return*	9.34%	10.58%	(8.84)%	13.32%	15.99%	26.76%
Net Assets, End of Period (in thousands)	$529,396	$509,077	$502,240	$570,494	$540,349	$535,223
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.13%	1.14%	1.14%	1.12%	1.08%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.14%	1.14%	1.12%	1.08%	0.99%
Ratio of Net Investment Income/(Loss)	2.29%	1.25%	1.67%	1.14%	0.92%	1.76%
Portfolio Turnover Rate	22%	30%	36%	21%	21%	23%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Aspen Series | 12

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Overseas Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
13 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Janus Aspen Series | 14

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Derivative Instruments
The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended June 30, 2024 is discussed in further detail below. A summary of derivative activity by the Portfolio is reflected in the tables at the end of the Schedule of Investments.
The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it
15 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Notes to Financial Statements (unaudited)
would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short
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Notes to Financial Statements (unaudited)
sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Portfolio. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. If the other party to a swap defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Portfolio utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Portfolio and reduce the Portfolio’s total return.
Swap agreements also bear the risk that the Portfolio will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Portfolio to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Portfolio will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Portfolio may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Portfolio may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Portfolio’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Portfolio’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Portfolio’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Portfolio entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Portfolio to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Portfolio will
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receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Portfolio may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt
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Notes to Financial Statements (unaudited)
to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Portfolio invests in Chinese local market securities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain
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other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of June 30, 2024, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $941,926. Gross amounts of recognized liabilities for securities lending (collateral received) as of June 30, 2024 is $979,504, resulting in the net amount due to the counterparty of $37,578.
Offsetting Assets and Liabilities
The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Portfolio may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of June 30, 2024” table located in the Portfolio’s Schedule of Investments.
The Portfolio may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Portfolio may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
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Notes to Financial Statements (unaudited)
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.79%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the
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Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
5.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended December 31, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(59,442,537)	$(152,175,360)	$(211,617,897)
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Notes to Financial Statements (unaudited)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$528,778,780	$186,276,570	$(18,476,814)	$167,799,756
Information on the tax components of derivatives as of June 30, 2024 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$-	$-	$(789,813)	$(789,813)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
6.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	236,823	$10,426,232	371,089	$15,211,838
Reinvested dividends and distributions	17,646	808,698	55,019	2,272,090
Shares repurchased	(205,643)	(9,143,277)	(608,915)	(24,859,920)
Net Increase/(Decrease)	48,826	$2,091,653	(182,807)	$(7,375,992)
Service Shares:
Shares sold	550,968	$23,288,170	901,432	$35,146,102
Reinvested dividends and distributions	55,995	2,443,070	183,058	7,207,268
Shares repurchased	(1,173,312)	(49,440,955)	(2,045,899)	(79,454,423)
Net Increase/(Decrease)	(566,349)	$(23,709,715)	(961,409)	$(37,101,053)
7.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$143,638,098	$158,450,701	$-	$-
8.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.
23 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Aspen Series | 24

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
25 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
Janus Aspen Series | 26

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
27 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
Janus Aspen Series | 28

Janus Henderson VIT Overseas Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
29 | June 30, 2024

Janus Henderson VIT Overseas Portfolio
Notes
Janus Aspen Series | 30

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-81120 08-24

SEMIANNUAL FINANCIAL STATEMENTS

June 30, 2024
Janus Henderson VIT Research Portfolio
Janus Aspen Series

Janus Henderson VIT Research Portfolio

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 0.8%
Howmet Aerospace Inc	67,669	$5,253,144
Beverages – 1.3%
Constellation Brands Inc - Class A	12,986	3,341,038
Monster Beverage Corp*	117,191	5,853,691
		9,194,729
Biotechnology – 2.4%
AbbVie Inc	26,437	4,534,474
Amgen Inc	18,969	5,926,864
Argenx SE (ADR)*	3,352	1,441,494
Madrigal Pharmaceuticals Inc*	2,374	665,100
Vaxcyte Inc*	14,693	1,109,469
Vertex Pharmaceuticals Inc*	6,606	3,096,364
		16,773,765
Capital Markets – 1.4%
Ares Management Corp - Class A	16,231	2,163,268
Blackstone Group Inc	27,865	3,449,687
Charles Schwab Corp	23,911	1,762,001
LPL Financial Holdings Inc	9,304	2,598,607
		9,973,563
Diversified Financial Services – 3.9%
Apollo Global Management Inc	25,904	3,058,485
Global Payments Inc	8,816	852,507
Mastercard Inc - Class A	26,641	11,752,944
Visa Inc	46,627	12,238,189
		27,902,125
Electrical Equipment – 0.4%
Eaton Corp PLC	8,776	2,751,715
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	44,060	2,968,322
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc	69,147	1,378,100
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One - Series C*	93,459	6,714,095
Netflix Inc*	13,441	9,071,062
		15,785,157
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	31,180	2,401,172
Edwards Lifesciences Corp*	22,642	2,091,441
Intuitive Surgical Inc*	6,026	2,680,666
Stryker Corp	6,575	2,237,144
		9,410,423
Health Care Providers & Services – 0.3%
UnitedHealth Group Inc	4,136	2,106,299
Hotels, Restaurants & Leisure – 3.2%
Booking Holdings Inc	2,410	9,547,215
Chipotle Mexican Grill Inc*	123,509	7,737,839
DoorDash Inc - Class A*	20,327	2,211,171
Las Vegas Sands Corp	71,365	3,157,901
		22,654,126
Household Products – 1.3%
Procter & Gamble Co	56,743	9,358,056
Industrial Conglomerates – 1.4%
3M Co	51,967	5,310,508
Honeywell International Inc	22,493	4,803,155
		10,113,663
Information Technology Services – 0.1%
MongoDB Inc*	1,864	465,925
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 1

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Insurance – 1.0%
Arthur J Gallagher & Co	8,634	$2,238,883
Progressive Corp/The	24,603	5,110,289
		7,349,172
Interactive Media & Services – 12.0%
Alphabet Inc - Class C	240,402	44,094,535
Meta Platforms Inc - Class A	80,497	40,588,197
		84,682,732
Machinery – 1.8%
Deere & Co	14,853	5,549,526
Fortive Corp	46,588	3,452,171
Ingersoll Rand Inc	41,214	3,743,880
		12,745,577
Multiline Retail – 6.1%
Amazon.com Inc*	224,341	43,353,898
Oil, Gas & Consumable Fuels – 0.3%
EOG Resources Inc	17,535	2,207,130
Pharmaceuticals – 4.2%
AstraZeneca PLC (ADR)	24,297	1,894,923
Eli Lilly & Co	24,440	22,127,487
Merck & Co Inc	46,015	5,696,657
		29,719,067
Real Estate Management & Development – 0.8%
CoStar Group Inc*	77,927	5,777,508
Road & Rail – 1.5%
TFI International Inc	27,718	4,023,545
Uber Technologies Inc*	91,115	6,622,238
		10,645,783
Semiconductor & Semiconductor Equipment – 21.3%
Advanced Micro Devices Inc*	30,772	4,991,526
Analog Devices Inc	19,778	4,514,526
Applied Materials Inc	18,236	4,303,514
ASML Holding NV	5,889	6,022,857
Broadcom Inc	14,909	23,936,847
KLA Corp	6,361	5,244,708
Lam Research Corp	6,538	6,961,989
Marvell Technology Inc	20,147	1,408,275
NVIDIA Corp	737,290	91,084,807
ON Semiconductor Corp*	29,888	2,048,823
		150,517,872
Software – 20.1%
Autodesk Inc*	23,549	5,827,200
Cadence Design Systems Inc*	25,152	7,740,528
Dynatrace Inc*	67,041	2,999,414
Microsoft Corp	194,391	86,883,057
Oracle Corp	54,831	7,742,137
Palo Alto Networks Inc*	4,086	1,385,195
Salesforce.com Inc	33,418	8,591,768
ServiceNow Inc*	8,694	6,839,309
Synopsys Inc*	12,875	7,661,398
Tyler Technologies Inc*	8,357	4,201,733
Workday Inc - Class A*	12,506	2,795,841
		142,667,580
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	949	718,013
Specialty Retail – 2.5%
O'Reilly Automotive Inc*	6,297	6,650,010
TJX Cos Inc	86,204	9,491,061
Wayfair Inc - Class A*	28,362	1,495,528
		17,636,599
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | June 30, 2024

Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
June 30, 2024
	Shares	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.5%
Apple Inc	219,130	$46,153,161
Trading Companies & Distributors – 0.6%
Ferguson PLC	22,545	4,365,839
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc	21,627	3,810,245
Total Common Stocks (cost $301,755,169)		708,439,288
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $232,370)	232,323	232,370
Total Investments (total cost $301,987,539) – 100.0%		708,671,658
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(79,778)
Net Assets – 100%		$708,591,880

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$695,288,839	98.1%
Netherlands	6,022,857	0.8
Canada	4,023,545	0.6
United Kingdom	1,894,923	0.3
Belgium	1,441,494	0.2
Total	$708,671,658	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	$371,226	$24,420,215	$(24,559,071)	$-	$-	$232,370	232,323	$12,373
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	495,940	10,680,287	(11,176,227)	-	-	-	-	1,357 ∆
Total Affiliated Investments - 0.0%
	$867,166	$35,100,502	$(35,735,298)	$-	$-	$232,370	232,323	$13,730
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Aspen Series | 3

Janus Henderson VIT Research Portfolio
Notes to Schedule of Investments and Other Information (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of June 30, 2024. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$708,439,288	$-	$-
Investment Companies	-	232,370	-
Total Assets	$708,439,288	$232,370	$-
4  | June 30, 2024

Janus Henderson VIT Research Portfolio
Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Unaffiliated investments, at value (cost $301,755,169)	$708,439,288
Affiliated investments, at value (cost $232,370)	232,370
Cash	6,635
Trustees' deferred compensation	19,505
Receivables:
Investments sold	21,133,017
Portfolio shares sold	590,061
Dividends	92,682
Foreign tax reclaims	18,797
Dividends from affiliates	1,459
Other assets	2,833
Total Assets	730,536,647
Liabilities:
Payables:
Investments purchased	21,098,395
Portfolio shares repurchased	390,375
Advisory fees	301,110
12b-1 Distribution and shareholder servicing fees	37,997
Professional fees	34,974
Transfer agent fees and expenses	29,917
Trustees' deferred compensation fees	19,505
Trustees' fees and expenses	3,454
Affiliated portfolio administration fees payable	1,429
Custodian fees	555
Accrued expenses and other payables	27,056
Total Liabilities	21,944,767
Net Assets	$708,591,880
Net Assets Consist of:
Capital (par value and paid-in surplus)	$265,739,490
Total distributable earnings (loss)	442,852,390
Total Net Assets	$708,591,880
Net Assets - Institutional Shares	$520,387,285
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	9,474,284
Net Asset Value Per Share	$54.93
Net Assets - Service Shares	$188,204,595
Shares Outstanding, $0.001 Par Value (unlimited shares authorized)	3,601,205
Net Asset Value Per Share	$52.26
See Notes to Financial Statements.
Janus Aspen Series | 5

Janus Henderson VIT Research Portfolio
Statement of Operations (unaudited)
For the period ended June 30, 2024

Investment Income:
Dividends	$2,050,970
Dividends from affiliates	12,373
Affiliated securities lending income, net	1,357
Unaffiliated securities lending income, net	294
Other income	1,024
Foreign tax withheld	(12,372)
Total Investment Income	2,053,646
Expenses:
Advisory fees	1,661,919
12b-1 Distribution and shareholder servicing fees:
Service Shares	214,167
Transfer agent administrative fees and expenses:
Institutional Shares	119,226
Service Shares	42,834
Other transfer agent fees and expenses:
Institutional Shares	4,366
Service Shares	994
Professional fees	27,604
Registration fees	12,947
Custodian fees	11,892
Shareholder reports expense	8,721
Affiliated portfolio administration fees	8,103
Trustees' fees and expenses	7,503
Other expenses	37,506
Total Expenses	2,157,782
Net Investment Income/(Loss)	(104,136)
Net Realized Gain/(Loss) on Investments:
Investments	37,813,186
Total Net Realized Gain/(Loss) on Investments	37,813,186
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	107,646,753
Total Change in Unrealized Net Appreciation/Depreciation	107,646,753
Net Increase/(Decrease) in Net Assets Resulting from Operations	$145,355,803
See Notes to Financial Statements.
6  | June 30, 2024

Janus Henderson VIT Research Portfolio
Statements of Changes in Net Assets

	Period ended June 30, 2024 (unaudited)	Year ended December 31, 2023
Operations:
Net investment income/(loss)	$(104,136)	$508,399
Net realized gain/(loss) on investments	37,813,186	27,042,218
Change in unrealized net appreciation/depreciation	107,646,753	158,899,374
Net Increase/(Decrease) in Net Assets Resulting from Operations	145,355,803	186,449,991
Dividends and Distributions to Shareholders:
Institutional Shares	(14,404,053)	(561,306)
Service Shares	(5,417,961)	(84,691)
Net Decrease from Dividends and Distributions to Shareholders	(19,822,014)	(645,997)
Capital Share Transactions:
Institutional Shares	(8,724,821)	(36,035,890)
Service Shares	(657,800)	(9,640,952)
Net Increase/(Decrease) from Capital Share Transactions	(9,382,621)	(45,676,842)
Net Increase/(Decrease) in Net Assets	116,151,168	140,127,152
Net Assets:
Beginning of period	592,440,712	452,313,560
End of period	$708,591,880	$592,440,712
See Notes to Financial Statements.
Janus Aspen Series | 7

Janus Henderson VIT Research Portfolio
Financial Highlights

Institutional Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$45.15	$31.58	$56.31	$49.35	$40.79	$33.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.06	0.09	(0.01)	0.14	0.21
Net realized and unrealized gain/(loss)	11.34	13.57	(16.93)	9.73	12.20	11.26
Total from Investment Operations	11.35	13.63	(16.84)	9.72	12.34	11.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.06)	(0.06)	(0.05)	(0.18)	(0.18)
Distributions (from capital gains)	(1.55)	—	(7.83)	(2.71)	(3.60)	(4.20)
Total Dividends and Distributions	(1.57)	(0.06)	(7.89)	(2.76)	(3.78)	(4.38)
Net Asset Value, End of Period	$54.93	$45.15	$31.58	$56.31	$49.35	$40.79
Total Return*	25.13%	43.17%	(29.89)%	20.33%	32.95%	35.52%
Net Assets, End of Period (in thousands)	$520,387	$436,336	$334,877	$519,679	$474,525	$398,888
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.60%	0.57%	0.56%	0.60%	0.60%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.57%	0.56%	0.60%	0.60%	0.59%
Ratio of Net Investment Income/(Loss)	0.03%	0.16%	0.24%	(0.01)%	0.33%	0.55%
Portfolio Turnover Rate	20%	27%	30%	33%	33%	38%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | June 30, 2024

Janus Henderson VIT Research Portfolio
Financial Highlights

Service Shares
For a share outstanding during the period ended June 30, 2024 (unaudited) and the year ended December 31	2024	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$43.06	$30.17	$54.34	$47.78	$39.64	$32.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.05)	(0.03)	— (2)	(0.13)	0.03	0.11
Net realized and unrealized gain/(loss)	10.80	12.94	(16.34)	9.41	11.80	10.98
Total from Investment Operations	10.75	12.91	(16.34)	9.28	11.83	11.09
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	—	(0.01)	(0.09)	(0.12)
Distributions (from capital gains)	(1.55)	—	(7.83)	(2.71)	(3.60)	(4.20)
Total Dividends and Distributions	(1.55)	(0.02)	(7.83)	(2.72)	(3.69)	(4.32)
Net Asset Value, End of Period	$52.26	$43.06	$30.17	$54.34	$47.78	$39.64
Total Return*	24.96%	42.81%	(30.06)%	20.05%	32.58%	35.22%
Net Assets, End of Period (in thousands)	$188,205	$156,104	$117,437	$184,641	$172,198	$150,614
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.82%	0.81%	0.85%	0.85%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.82%	0.81%	0.85%	0.85%	0.84%
Ratio of Net Investment Income/(Loss)	(0.22)%	(0.09)%	(0.01)%	(0.26)%	0.08%	0.30%
Portfolio Turnover Rate	20%	27%	30%	33%	33%	38%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Janus Aspen Series serves as an underlying investment vehicle.

**	Annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Aspen Series | 9

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
1.
Organization and Significant Accounting Policies
Janus Henderson VIT Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 10 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Portfolio.
The Portfolio currently offers two classes of shares:  Institutional Shares and Service Shares. Each class represents an interest in the same portfolio of investments. Institutional Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.
Shareholders, including participating insurance companies, as well as accounts, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).
The following accounting policies have been followed by the Portfolio and are in conformity with US GAAP.
Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
10 | June 30, 2024

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Portfolio classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Portfolio bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Janus Aspen Series | 11

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).
The Portfolio may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Portfolio distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2.
Other Investments and Strategies
Market Risk
The value of the Portfolio’s portfolio may decrease if the value of one or more issuers in the Portfolio’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Portfolio invests. If the value of the Portfolio’s portfolio decreases, the Portfolio’s NAV will also decrease, which means if you sell your shares in the Portfolio you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Portfolio and its investments, the Portfolio’s ability to meet redemption requests, and the processes and operations of the Portfolio’s service providers, including the Adviser.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be
12 | June 30, 2024

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Portfolio does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned
Janus Aspen Series | 13

Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of June 30, 2024.
3.
Investment Advisory Agreements and Other Transactions with Affiliates
The Portfolio pays the Adviser an investment advisory fee rate that may adjust up or down based on the Portfolio’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Portfolio’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio’s average daily net assets based on the Portfolio’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Portfolio’s Service Shares for the performance measurement period is used to calculate the Performance Adjustment. The Portfolio’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Portfolio’s benchmark index used in the calculation is the Russell 1000® Growth Index. Effective May 1, 2020, the Core Growth Index was eliminated from the Performance Adjustment calculation for the Portfolio.
No Performance Adjustment is applied unless the difference between the Portfolio’s investment performance and the cumulative investment record of the Portfolio’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Portfolio outperforms or underperforms its benchmark index, up to the Portfolio’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Portfolio’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Portfolio’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Portfolio’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Portfolio and the Portfolio’s benchmark index.
The Portfolio’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended June 30, 2024, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.51%.
The Adviser serves as administrator to the Portfolio pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Portfolio, including providing office space for the Portfolio, and is reimbursed by the Portfolio for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Portfolio pays for some or all of the salaries, fees, and expenses of the Adviser employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
Adviser (or any subadvisor, as applicable) provides to the Portfolio. These amounts are disclosed as “Affiliated portfolio administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Portfolio’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Portfolio. Total compensation of $20,541 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended June 30, 2024. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Portfolio’s transfer agent. The Transfer Agent receives an administrative services fee at an annual rate of 0.05% of the average daily net assets of the Portfolio for arranging for the provision by participating insurance companies and qualified plan service providers of administrative services, including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided on behalf of contract holders or plan participants investing in the Portfolio. The Transfer Agent expects to use this entire fee to compensate insurance companies and qualified plan service providers for providing these services to their customers who invest in the Portfolio.
The Transfer Agent is not compensated for internal services related to the shares, except for out-of-pocket costs. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.
Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Service Shares may pay the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Service Shares at an annual rate of up to 0.25% of the average daily net assets of the Service Shares. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to insurance companies and qualified plan service providers as compensation for distribution and/or shareholder services performed by such entities. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Portfolio as unrealized appreciation/(depreciation) and is included as of June 30, 2024 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended June 30, 2024 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $0 were paid by the Trust to the Trustees under the Deferred Plan during the period ended June 30, 2024.
Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Portfolio's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Portfolio to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
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Janus Henderson VIT Research Portfolio
Notes to Financial Statements (unaudited)
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended June 30, 2024 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.
4.
Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.
The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2024 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$303,207,959	$407,750,988	$(2,287,289)	$405,463,699
5.
Capital Share Transactions
	Period ended June 30, 2024		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Shares:
Shares sold	173,019	$8,705,971	256,818	$9,980,899
Reinvested dividends and distributions	262,896	14,404,053	14,132	561,306
Shares repurchased	(626,204)	(31,834,845)	(1,209,129)	(46,578,095)
Net Increase/(Decrease)	(190,289)	$(8,724,821)	(938,179)	$(36,035,890)
Service Shares:
Shares sold	142,320	$6,858,169	313,786	$12,051,380
Reinvested dividends and distributions	103,912	5,417,961	2,233	84,691
Shares repurchased	(270,429)	(12,933,930)	(582,696)	(21,777,023)
Net Increase/(Decrease)	(24,197)	$(657,800)	(266,677)	$(9,640,952)
6.
Purchases and Sales of Investment Securities
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$126,766,675	$156,177,888	$-	$-
7.
Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to June 30, 2024 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Aspen Series. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index.
In this regard, as reported by Broadridge:   (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that:   (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the VIT Portfolios:
• For Janus Henderson Balanced Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted that 36 month-end performance was not yet available.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the VIT Portfolio’s underperformance, while also noting that the VIT Portfolio has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance.
• For Janus Henderson Overseas Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 and noted the following with regard to each VIT Portfolio’s total expenses, net of applicable fee waivers (the VIT Portfolio’s “total expenses”) as reflected in the comparative information provided by Broadridge:
• For Janus Henderson Balanced Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Enterprise Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Flexible Bond Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group for one share class, overall the VIT Portfolio’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the VIT Portfolio’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Forty Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Sustainable Equity Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Global Technology and Innovation Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
• For Janus Henderson Mid Cap Value Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
20 | June 30, 2024

Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
• For Janus Henderson Overseas Portfolio, the Trustees noted that, although the VIT Portfolio’s total expenses exceeded the peer group average for one share class, overall the VIT Portfolio’s total expenses were reasonable.
• For Janus Henderson Research Portfolio, the Trustees noted that the VIT Portfolio’s total expenses were below the peer group average for both share classes.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be
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Janus Henderson VIT Research Portfolio
Additional Information (unaudited)
present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
22 | June 30, 2024

Janus Henderson VIT Research Portfolio
Notes
Janus Aspen Series | 23

Janus Henderson VIT Research Portfolio
Notes
24 | June 30, 2024

Janus Henderson VIT Research Portfolio
Notes
Janus Aspen Series | 25

This report is submitted for the general information of shareholders of the Portfolio. It is not an offer or solicitation for the Portfolio and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Portfolios distributed by Janus Henderson Distributors US LLC
109-24-93078 08-24

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.